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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2005 to June 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2005

ING GET Fund

• Series J
• Series K
• Series L
• Series M
• Series N
• Series P
• Series Q
• Series R
• Series S
• Series T
• Series U
• Series V

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY
Dear Shareholder:
We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.
The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.
The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.
As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.
Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.
We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.
On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.
Sincerely,
James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International
International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

Market Perspective:      Six Months Ended June 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.
Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.
The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.
Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.
European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.
The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

Market Perspective:      Six Months Ended June 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.
(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET Fund Series J Through V
Investment Strategy and Principal Risks

What is the Investment Strategy during the Guarantee Period?
The ING GET Fund Series J through V, collectively the (“Fund”), separately the (“Series”) do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:
During the Guarantee Period, the Series’ assets will be allocated between the:

•	Equity Component, consisting of common stocks included in the Standard & Poor’s (“S&P”) 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•	Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities (“Fixed Component”).
The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.
How does the Series’ Asset Allocation work?
ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. In addition, if a material decline is defined at 20%, rather than 30%, it is more likely that reallocations to the Fixed Component would occur when the value of the Equity Component declines. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.
Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

ING GET Fund Series J Through V
Investment Strategy and Principal Risks

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.
Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (“Moody’s”) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.
What are the Principal Guarantee Period Risks?
Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.
Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.
Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.
Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.
The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

ING GET Fund Series J Through V
Investment Strategy and Principal Risks

It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.
When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.
Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.
Annuity Charges: Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, ING IM uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor for the Series is determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.
Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.
The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.
With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.
Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.
Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more

ING GET Fund Series J Through V
Investment Strategy and Principal Risks

money than the actual investment made in the futures contract.
Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.
Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.
Actual Expenses
The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Return
GET J	$1,000.00	$1,008.30	0.72%	$3.59
GET K	1,000.00	1,009.10	0.72	3.59
GET L	1,000.00	1,009.20	0.55	2.74
GET M	1,000.00	1,007.10	0.55	2.74
GET N	1,000.00	1,005.00	0.55	2.73
GET P	1,000.00	1,003.00	0.80	3.97
GET Q	1,000.00	1,002.90	0.80	3.97
GET R	1,000.00	1,001.90	0.80	3.97
GET S	1,000.00	1,001.90	0.80	3.97
GET T	1,000.00	1,001.90	0.80	3.97
GET U	1,000.00	999.00	0.80	3.97
GET V	1,000.00	1,004.00	0.80	3.98
Hypothetical (5% return before expenses)
GET J	$1,000.00	$1,021.22	0.72%	$3.61
GET K	1,000.00	1,021.22	0.72	3.61
GET L	1,000.00	1,022.07	0.55	2.76
GET M	1,000.00	1,022.07	0.55	2.76
GET N	1,000.00	1,022.07	0.55	2.76
GET P	1,000.00	1,020.83	0.80	4.01
GET Q	1,000.00	1,020.83	0.80	4.01
GET R	1,000.00	1,020.83	0.80	4.01
GET S	1,000.00	1,020.83	0.80	4.01
GET T	1,000.00	1,020.83	0.80	4.01
GET U	1,000.00	1,020.83	0.80	4.01
GET V	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series J	Series K	Series L	Series M

ASSETS:
Investments in securities at value*	$42,367,805	$50,418,054	$45,027,439	$67,999,221
Repurchase agreement	216,000	305,000	416,000	405,000
Cash	6	436	800	877
Dividends and interest receivable	2,750	880	1,188	4,815
Prepaid expenses	1,027	1,270	1,136	1,657
Reimbursement due from manager	—	—	6,917	10,107

Total assets	42,587,588	50,725,640	45,453,480	68,421,677

LIABILITIES:
Payable to affiliates	23,168	27,382	24,648	36,997
Payable for trustee fees	2,449	4,289	4,596	4,962
Other accrued expenses and liabilities	28,651	29,841	20,705	30,013

Total liabilities	54,268	61,512	49,949	71,972

NET ASSETS	$42,533,320	$50,664,128	$45,403,531	$68,349,705

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$45,348,663	$51,992,909	$46,929,869	$70,076,658
Undistributed net investment income	2,835,421	3,019,342	2,576,824	4,535,603
Accumulated net realized loss on investments	(5,952,067)	(4,577,150)	(4,249,490)	(7,047,455)
Net unrealized appreciation on investments	301,303	229,027	146,328	784,899

NET ASSETS	$42,533,320	$50,664,128	$45,403,531	$68,349,705

* Cost of investments in securities	$42,066,502	$50,189,027	$44,881,111	$67,214,322
Net assets	$42,533,320	$50,664,128	$45,403,531	$68,349,705
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.000	$0.000	$0.000	$0.000
Shares outstanding	4,379,655	5,087,311	4,619,614	6,917,479
Net asset value and redemption price per share	$9.71	$9.96	$9.83	$9.88
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series N	Series P	Series Q	Series R

ASSETS:
Investments in securities at value*	$71,845,807	$115,782,935	$129,055,095	$128,123,886
Repurchase agreement	339,000	690,000	870,000	1,292,000
Cash	257	349	514	725
Dividends and interest receivable	19,557	9,887	41,585	38,795
Prepaid expenses	1,755	2,868	3,186	3,094
Reimbursement due from manager	9,589	15,829	18,416	17,863

Total assets	72,215,965	116,501,868	129,988,796	129,476,363

LIABILITIES:
Payable to affiliates	39,272	87,202	97,673	98,403
Payable for trustee fees	4,023	6,932	4,804	4,665
Other accrued expenses and liabilities	26,198	34,696	33,239	28,498

Total liabilities	69,493	128,830	135,716	131,566

NET ASSETS	$72,146,472	$116,373,038	$129,853,080	$129,344,797

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$70,761,008	$113,750,085	$121,211,050	$116,651,692
Undistributed net investment income	3,929,162	6,227,427	7,282,891	6,163,784
Accumulated net realized gain (loss) on investments	(3,339,616)	(4,475,927)	(1,640,410)	3,606,452
Net unrealized appreciation on investments	795,918	871,453	2,999,549	2,922,869

NET ASSETS	$72,146,472	$116,373,038	$129,853,080	$129,344,797

* Cost of investments in securities	$71,049,889	$114,911,482	$126,055,546	$125,201,017
Net assets	$72,146,472	$116,373,038	$129,853,080	$129,344,797
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.000	$0.000	$0.000	$0.000
Shares outstanding	7,117,132	11,527,316	12,480,092	12,121,197
Net asset value and redemption price per share	$10.14	$10.10	$10.40	$10.67
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

ASSETS:
Investments in securities at value*	$181,874,758	$149,784,834	$152,436,507	$251,327,296
Repurchase agreement	889,000	1,047,000	1,259,000	1,451,000
Cash	802	402	458	576
Dividends and interest receivable	56,623	44,898	251,134	37,351
Prepaid expenses	4,333	3,500	3,576	6,461
Reimbursement due from manager	25,665	20,855	22,083	31,724

Total assets	182,851,181	150,901,489	153,972,758	252,854,408

LIABILITIES:
Payable to affiliates	137,792	113,328	115,452	189,647
Payable for trustee fees	7,690	5,320	2,385	3,071
Other accrued expenses and liabilities	43,355	28,608	27,593	50,236

Total liabilities	188,837	147,256	145,430	242,954

NET ASSETS	$182,662,344	$150,754,233	$153,827,328	$252,611,454

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$167,648,443	$137,548,531	$139,724,176	$254,762,597
Undistributed net investment income	6,682,559	5,777,120	4,968,815	7,148,063
Accumulated net realized gain (loss) on investments	4,836,989	6,207,842	8,372,199	(1,647,094)
Net unrealized appreciation or depreciation on investments	3,494,353	1,220,740	762,138	(7,652,112)

NET ASSETS	$182,662,344	$150,754,233	$153,827,328	$252,611,454

* Cost of investments in securities	$178,380,405	$148,564,094	$151,674,369	$258,979,408
Net assets	$182,662,344	$150,754,233	$153,827,328	$252,611,454
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.000	$0.000	$0.000	$0.000
Shares outstanding	17,408,287	14,353,764	14,782,976	25,181,501
Net asset value and redemption price per share	$10.49	$10.50	$10.41	$10.03
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series J	Series K	Series L	Series M

INVESTMENT INCOME:
Dividends	$21,412	$6,681	$9,596	$37,350
Interest	976,128	1,065,234	941,329	1,534,179

Total investment income	997,540	1,071,915	950,925	1,571,529

EXPENSES:
Investment management fees	134,086	159,476	145,443	214,113
Administrative service fees	12,291	14,618	13,332	19,626
Shareholder reporting expense	905	4,312	3,485	4,240
Professional fees	3,880	2,637	5,172	6,732
Custody and accounting expense	7,210	6,620	5,900	8,109
Trustee fees	905	1,810	2,565	2,260
Miscellaneous expense	2,137	1,932	1,751	4,018

Total expenses	161,414	191,405	177,648	259,098
Net waived and reimbursed fees	—	—	(46,307)	(62,668)

Net expenses	161,414	191,405	131,341	196,430

Net investment income	836,126	880,510	819,584	1,375,099

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	129,396	10,234	3,013	66,290
Net change in unrealized appreciation or depreciation on investments	(585,993)	(429,502)	(416,146)	(959,691)

Net realized and unrealized loss on investments	(456,597)	(419,268)	(413,133)	(893,401)

Increase in net assets resulting from operations	$379,529	$461,242	$406,451	$481,698

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series N	Series P	Series Q	Series R

INVESTMENT INCOME:
Dividends	$84,338	$102,048	$219,894	$300,772
Interest	1,311,997	2,224,534	2,511,791	2,126,436

Total investment income	1,396,335	2,326,582	2,731,685	2,427,208

EXPENSES:
Investment management fees	224,841	365,344	410,565	414,289
Distribution and service fees	—	152,226	171,068	172,620
Administrative service fees	20,610	33,489	37,634	37,975
Shareholder reporting expense	4,007	7,440	8,780	7,024
Professional fees	3,775	9,912	11,948	9,920
Custody and accounting expense	8,895	11,725	11,748	11,465
Trustee fees	3,170	4,075	5,025	4,390
Miscellaneous expense	2,540	3,841	5,578	4,265

Total expenses	267,838	588,052	662,346	661,948
Net waived and reimbursed fees	(61,565)	(100,649)	(114,616)	(109,257)

Net expenses	206,273	487,403	547,730	552,691

Net investment income	1,190,062	1,839,179	2,183,955	1,874,517

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	332,391	450,791	1,262,952	1,159,187
Net change in unrealized appreciation or depreciation on investments	(1,196,312)	(2,082,902)	(3,143,197)	(2,843,759)

Net realized and unrealized loss on investments	(863,921)	(1,632,111)	(1,880,245)	(1,684,572)

Increase in net assets resulting from operations	$326,141	$207,068	$303,710	$189,945

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2005 (Unaudited)

	ING	ING	ING	ING
	GET Fund	GET Fund	GET Fund	GET Fund
	Series S	Series T	Series U	Series V

INVESTMENT INCOME:
Dividends	$438,692	$352,464	$464,427	$346,719
Interest	2,402,093	2,061,834	1,737,507	2,919,360

Total investment income	2,840,785	2,414,298	2,201,934	3,266,079

EXPENSES:
Investment management fees	572,615	466,333	479,361	796,062
Distribution and service fees	238,589	194,304	199,733	331,691
Administrative service fees	52,488	42,746	43,940	72,970
Shareholder reporting expense	10,860	7,081	7,096	15,685
Professional fees	16,365	12,273	14,888	25,619
Custody and accounting expense	14,085	14,480	15,340	16,615
Trustee fees	7,952	6,063	5,929	8,760
Miscellaneous expense	6,996	5,080	5,366	9,443

Total expenses	919,950	748,360	771,653	1,276,845
Net waived and reimbursed fees	(156,038)	(126,238)	(132,162)	(215,747)

Net expenses	763,912	622,122	639,491	1,061,098

Net investment income	2,076,873	1,792,176	1,562,443	2,204,981

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	176,844	1,526,934	847,682	650,818
Net change in unrealized appreciation or depreciation on investments	(1,977,696)	(3,145,631)	(2,681,003)	(2,028,086)

Net realized and unrealized loss on investments	(1,800,852)	(1,618,697)	(1,833,321)	(1,377,268)

Increase (decrease) in net assets resulting from operations	$276,021	$173,479	$(270,878)	$827,713

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET Fund Series J		ING GET Fund Series K

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$836,126	$2,000,695	$880,510	$2,140,255
Net realized gain on investments	129,396	454,856	10,234	570,261
Net change in unrealized appreciation or depreciation on investments	(585,993)	(1,889,775)	(429,502)	(2,272,760)

Net increase in net assets resulting from operations	379,529	565,776	461,242	437,756

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,357,441)	—	(2,323,685)

Total distributions	—	(2,357,441)	—	(2,323,685)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	2,357,441	—	2,323,685
Cost of shares redeemed	(5,326,786)	(13,534,834)	(6,580,742)	(15,885,574)

Net decrease in net assets resulting from capital share transactions	(5,326,786)	(11,177,393)	(6,580,742)	(13,561,889)

Net decrease in net assets	(4,947,257)	(12,969,058)	(6,119,500)	(15,447,818)

NET ASSETS:
Beginning of period	47,480,577	60,449,635	56,783,628	72,231,446

End of period	$42,533,320	$47,480,577	$50,664,128	$56,783,628

Undistributed net investment income at end of period	$2,835,421	$1,999,295	$3,019,342	$2,138,832

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET Fund Series L		ING GET Fund Series M

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$819,584	$1,758,988	$1,375,099	$3,162,219
Net realized gain on investments	3,013	1,374,615	66,290	1,856,222
Net change in unrealized appreciation or depreciation on investments	(416,146)	(2,711,700)	(959,691)	(4,247,118)

Net increase in net assets resulting from operations	406,451	421,903	481,698	771,323

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(2,405,744)	—	(3,723,446)

Total distributions	—	(2,405,744)	—	(3,723,446)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	2,405,744	—	3,723,446
Cost of shares redeemed	(7,631,492)	(15,696,441)	(8,962,975)	(18,774,905)

Net decrease in net assets resulting from capital share transactions	(7,631,492)	(13,290,697)	(8,962,975)	(15,051,459)

Net decrease in net assets	(7,225,041)	(15,274,538)	(8,481,277)	(18,003,582)

NET ASSETS:
Beginning of period	52,628,572	67,903,110	76,830,982	94,834,564

End of period	$45,403,531	$52,628,572	$68,349,705	$76,830,982

Undistributed net investment income at end of period	$2,576,824	$1,757,240	$4,535,603	$3,160,504

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Get Fund Series N		ING Get Fund Series P

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,190,062	$2,741,348	$1,839,179	$4,390,002
Net realized gain on investments	332,391	1,915,022	450,791	3,548,291
Net change in unrealized appreciation or depreciation on investments	(1,196,312)	(3,193,310)	(2,082,902)	(5,728,395)

Net increase in net assets resulting from operations	326,141	1,463,060	207,068	2,209,898

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(3,108,483)	—	(5,406,227)

Total distributions	—	(3,108,483)	—	(5,406,227)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	3,108,483	—	5,406,227
Cost of shares redeemed	(9,168,370)	(20,658,266)	(16,757,901)	(37,526,523)

Net decrease in net assets resulting from capital share transactions	(9,168,370)	(17,549,783)	(16,757,901)	(32,120,296)

Net decrease in net assets	(8,842,229)	(19,195,206)	(16,550,833)	(35,316,625)

NET ASSETS:
Beginning of period	80,988,701	100,183,907	132,923,871	168,240,496

End of period	$72,146,472	$80,988,701	$116,373,038	$132,923,871

Undistributed net investment income at end of period	$3,929,162	$2,739,100	$6,227,427	$4,388,248

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET Fund Series Q		ING GET Fund Series R

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$2,183,955	$5,101,215	$1,874,517	$4,298,655
Net realized gain on investments	1,262,952	4,174,953	1,159,187	4,346,271
Net change in unrealized appreciation or depreciation on investments	(3,143,197)	(6,245,109)	(2,843,759)	(4,455,894)

Net increase in net assets resulting from operations	303,710	3,031,059	189,945	4,189,032

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,804,349)	—	(5,052,323)

Total distributions	—	(5,804,349)	—	(5,052,323)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	5,804,349	—	5,052,323
Cost of shares redeemed	(19,406,388)	(34,099,980)	(17,610,733)	(30,479,231)

Net decrease in net assets resulting from capital share transactions	(19,406,388)	(28,295,631)	(17,610,733)	(25,426,908)

Net decrease in net assets	(19,102,678)	(31,068,921)	(17,420,788)	(26,290,199)

NET ASSETS:
Beginning of period	148,955,758	180,024,679	146,765,585	173,055,784

End of period	$129,853,080	$148,955,758	$129,344,797	$146,765,585

Undistributed net investment income at end of period	$7,282,891	$5,098,936	$6,163,784	$4,289,267

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET Fund Series S		ING GET Fund Series T

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$2,076,873	$4,615,232	$1,792,176	$3,995,554
Net realized gain on investments	176,844	5,630,946	1,526,934	4,977,076
Net change in unrealized appreciation or depreciation on investments	(1,977,696)	(4,322,190)	(3,145,631)	(4,372,106)

Net increase in net assets resulting from operations	276,021	5,923,988	173,479	4,600,524

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,950,093)	—	(4,981,310)
Net realized gains	—	(3,429,111)	—	(2,938,404)

Total distributions	—	(9,379,204)	—	(7,919,714)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	9,379,204	—	7,919,714
Cost of shares redeemed	(21,705,425)	(52,124,639)	(14,503,800)	34,479,696

Net decrease in net assets resulting from capital share transactions	(21,705,425)	(42,745,435)	(14,503,800)	(26,559,982)

Net decrease in net assets	(21,429,404)	(46,200,651)	(14,330,321)	(29,879,172)

NET ASSETS:
Beginning of period	204,091,748	250,292,399	165,084,554	194,963,726

End of period	$182,662,344	$204,091,748	$150,754,233	$165,084,554

Undistributed net investment income at end of period	$6,682,559	$4,605,686	$5,777,120	$3,984,944

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET Fund Series U		ING GET Fund Series V

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,562,443	$3,414,681	$2,204,981	$4,947,575
Net realized gain on investments	847,682	7,604,280	650,818	1,975,911
Net change in unrealized appreciation or depreciation on investments	(2,681,003)	(5,106,221)	(2,028,086)	1,396,393

Net increase (decrease) in net assets resulting from operations	(270,878)	5,912,740	827,713	8,319,879

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(3,520,352)	—	(3,464,926)
Net realized gains	—	(7,666,840)	—	—

Total distributions	—	(11,187,192)	—	(3,464,926)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	11,187,192	—	3,464,926
Cost of shares redeemed	(16,645,994)	(34,267,953)	(34,922,284)	(122,698,741)

Net decrease in net assets resulting from capital share transactions	(16,645,994)	(23,080,761)	(34,922,284)	(119,233,815)

Net decrease in net assets	(16,916,872)	(28,355,213)	(34,094,571)	(114,378,862)

NET ASSETS:
Beginning of period	170,744,200	199,099,413	286,706,025	401,084,887

End of period	$153,827,328	$170,744,200	$252,611,454	$286,706,025

Undistributed net investment income at end of period	$4,968,815	$3,406,372	$7,148,063	$4,943,082

See Accompanying Notes to Financial Statements

ING GET Fund — Series J (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

							June 15,
	Six Months		Year Ended December 31,				2000(1) to
	Ended June 30,						December 31,
	2005		2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset (loss) value, beginning of period	$9.63		9.98	10.08	9.85	9.74	10.00
Income from investment operations:
Net investment income	$0.18	*	0.47	0.42	0.35	0.35	0.09
Net realized and unrealized gain (loss) on investments	$(0.08)		(0.37)	(0.15)	0.23	(0.22)	(0.28)
Total from investment operations	$0.08		0.10	0.27	0.58	0.13	(0.19)
Less distributions from:
Net investment income	$—		0.45	0.37	0.35	0.02	0.07
Total distributions	$—		0.45	0.37	0.35	0.02	0.07
Net asset value, end of period	$9.71		9.63	9.98	10.08	9.85	9.74
Total Return(2)%	0.83		1.05	2.66	6.07	1.31	(3.24)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,533		47,481	60,450	72,266	75,182	80,341
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.72		0.75	0.75	0.75	0.75	0.72
Gross expenses prior to expense reimbursement(3)%	0.72		0.71	0.78	0.81	0.76	0.81
Net investment income after expense reimbursement(3)(4)%	3.74		3.77	3.51	3.30	3.34	2.97
Portfolio turnover rate %	2		29	5	42	97	35

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on September 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was (1.89%).
See Accompanying Notes to Financial Statements

ING GET Fund — Series K (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

							September 14,
	Six Months		Year Ended December 31,				2000(1) to
	Ended June 30,						December 31,
	2005		2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$9.87		10.18	10.27	9.98	10.06	10.00
Income (loss) from investment operations:
Net investment income	$0.16	*	0.41	0.35	0.32	0.26	0.02
Net realized and unrealized gain (loss) on investments	$(0.07)		(0.35)	(0.11)	0.24	(0.34)	0.06
Total from investment operations	$0.09		0.06	0.24	0.56	(0.08)	0.08
Less distributions from:
Net investment income	$—		0.37	0.33	0.27	—	0.02
Total distributions	$—		0.37	0.33	0.27	—	0.02
Net asset value, end of period	$9.96		9.87	10.18	10.27	9.98	10.06
Total Return(2)%	0.91		0.60	2.37	5.73	(0.79)	(0.85	)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,664		56,784	72,231	83,315	90,817	96,608
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.72		0.75	0.75	0.74	0.75	0.68
Gross expenses prior to expense reimbursement(3)%	0.72		0.71	0.77	0.78	0.75	1.01
Net investment income after expense reimbursement(3)(4)%	3.31		3.31	2.98	2.82	2.50	3.15
Portfolio turnover rate %	1		8	1	131	106	9

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on December 14, 2000, the first day of the Guarantee Period. Total return from commencement of operations was 0.79%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series L (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

									December 14,
	Six Months		Year Ended December 31,						2000(1) to
	Ended June 30,								December 31,
	2005		2004	2003	2002		2001		2000

Per Share Operating Performance:
Net asset value, beginning of period	$9.74		10.11	10.12	9.86		10.01		10.00
Income (loss) from investment operations:
Net investment income	$0.16	*	0.39	0.39	0.33		0.24		0.03
Net realized and unrealized loss on investments	$(0.07)		(0.33)	(0.04)	(0.07)		(0.15)		—
Total from investment operations	$0.09		0.06	0.35	0.26		0.09		0.03
Less distributions from:
Net investment income	$—		0.43	0.36	0.00	(5)	0.24		0.02
Total distributions	$—		0.43	0.36	0.00	(5)	0.24		0.02
Net asset value, end of period	$9.83		9.74	10.11	10.12		9.86		10.01
Total Return(2)%	0.92		0.56	3.47	2.69		(0.14	)**	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$45,404		52,629	67,903	76,433		81,636		1,203
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.55		0.75	0.75	0.75		0.74		0.08
Gross expenses prior to expense reimbursement(3)%	0.73		0.70	0.76	0.81		0.76		5.94
Net investment income after expense reimbursement(3)(4)%	3.38		2.99	3.32	3.20		2.80		1.17
Portfolio turnover rate %	1		25	13	91		126		—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
†   As of December 31, 2000, the Series was in its Offering Period. Total return from commencement of operations was 0.30%.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on March 15, 2001, the first day of the Guarantee Period. Total return for year ended December 31, 2001 was 0.86%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series M (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

							March 15,
	Six Months		Year Ended December 31,				2001(1) to
	Ended June 30,						December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$9.81		10.18	10.16	9.81		10.00
Income (loss) from investment operations:
Net investment income	$0.19	*	0.45	0.44	0.33		0.16
Net realized and unrealized gain (loss) on investments	$(0.12)		(0.37)	(0.05)	0.02		(0.19)
Total from investment operations	$0.07		0.08	0.39	0.35		(0.03)
Less distributions from:
Net investment income	$—		0.45	0.37	0.00	(5)	0.16
Total distributions	$—		0.45	0.37	0.00	(5)	0.16
Net asset value, end of period	$9.88		9.81	10.18	10.16		9.81
Total Return(2)%	0.71		0.83	3.85	3.60		(1.24)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$68,350		76,831	94,835	115,427		123,103
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.55		0.75	0.74	0.74		0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.73		0.71	0.74	0.77		0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.85		3.74	3.51	3.14		2.95
Portfolio turnover rate %	2		19	5	65		55

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on June 14, 2001, the first day of the Guarantee Period. Total return from commencement of operations was (0.25%).
See Accompanying Notes to Financial Statements

ING GET Fund — Series N (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

						June 14,
	Six Months		Year Ended December 31,			2001(1) to
	Ended June 30,					December 31,
	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.09		10.28	10.12	10.30	10.00
Income (loss) from investment operations:
Net investment income	$0.15	*	0.38	0.34	0.25	0.07
Net realized and unrealized gain (loss) on investments	$(0.10)		(0.21)	0.09	(0.29)	0.31
Total from investment operations	$0.05		0.17	0.43	(0.04)	0.38
Less distributions from:
Net investment income	$—		0.36	0.27	0.00 (5)	0.07
Net realized gains on investments	$—		—	—	0.14	0.01
Total distributions	$—		0.36	0.27	0.14	0.08
Net asset value, end of period	$10.14		10.09	10.28	10.12	10.30
Total Return(2)%	0.50		1.70	4.30	(0.37)	2.82	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$72,146		80,989	100,184	118,815	135,532
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.55		0.74	0.74	0.75	0.72
Gross expenses prior to expense reimbursement/recoupment(3)%	0.71		0.71	0.74	0.77	0.73
Net investment income after expense reimbursement/recoupment(3)(4)%	3.18		3.05	2.80	2.36	2.11
Portfolio turnover rate %	17		22	12	124	48

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series P (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

							September 18,
	Six Months		Year Ended December 31,				2001(1) to
	Ended June 30,						December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.07		10.31	10.18	10.06		10.00
Income (loss) from investment operations:
Net investment income	$0.15	*	0.39	0.37	0.23		0.01
Net realized and unrealized gain (loss) on investments	$(0.12)		(0.24)	0.03	(0.10)		0.06
Total from investment operations	$0.03		0.15	0.40	0.13		0.07
Less distributions from:
Net investment income	$—		0.39	0.27	0.00	(5)	0.01
Net realized gains on investments	$—		—	—	0.00	(5)	—
Total distributions	$—		0.39	0.27	0.01		0.01
Net asset value, end of period	$10.10		10.07	10.31	10.18		10.06
Total Return(2)%	0.30		1.48	3.91	1.27		0.26	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$116,373		132,924	168,240	218,665		236,096
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.80		0.96	0.97	0.98		0.88
Gross expenses prior to expense reimbursement (3)%	0.97		0.96	0.97	0.98		0.98
Net investment income after expense reimbursement(3)(4)%	3.02		2.97	2.75	2.21		1.51
Portfolio turnover rate %	7		40	25	123		2

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series Q (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

							December 13,
	Six Months		Year Ended December 31,				2001(1) to
	Ended June 30,						December 31,
	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.37		10.56	10.04	10.01		10.00
Income (loss) from investment operations:
Net investment income	$0.16	*	0.40	0.34	0.20		0.01
Net realized and unrealized gain (loss) on investments	$(0.13)		(0.21)	0.18	0.03		—
Total from investment operations	$0.03		0.19	0.52	0.23		0.01
Less distributions from:
Net investment income	$—		0.38	—	0.20		—
Total distributions	$—		0.38	—	0.20		—
Net asset value, end of period	$10.40		10.37	10.56	10.04		10.01
Total Return(2)%	0.29		1.89	5.18	2.11	**	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$129,853		148,956	180,025	228,920		7,767
Ratios to average net assets:
Net expenses after expense reimbursement (3)(4)%	0.80		0.96	0.97	0.97		0.82
Gross expenses prior to expense reimbursement (3)%	0.97		0.96	0.97	0.98		7.74
Net investment income after expense reimbursement(3)(4)%	3.19		3.15	2.82	2.37		0.90
Portfolio turnover rate %	21		26	15	95		—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
†   As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series R (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

			Year Ended		March 15,
	Six Months		December 31,		2002(1) to
	Ended June 30,				December 31,
	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.65		10.71	10.10	10.00
Income (loss) from investment operations:
Net investment income	$0.14	*	0.35	0.31	0.15
Net realized and unrealized gain (loss) on investments	$(0.12)		(0.06)	0.30	0.10
Total from investment operations	$0.02		0.29	0.61	0.25
Less distributions from:
Net investment income	$—		0.35	—	0.15
Total distributions	$—		0.35	—	0.15
Net asset value, end of period	$10.67		10.65	10.71	10.10
Total Return(2)%	0.19		2.77	6.05	2.17	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$129,345		146,766	173,056	214,078
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.80		0.94	1.00	0.99
Gross expenses prior to expense reimbursement/recoupment(3)%	0.96		0.94	0.98	1.02
Net investment income after expense reimbursement/recoupment (3)(4)%	2.71		2.72	2.59	2.57
Portfolio turnover rate %	23		45	17	76

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series S (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

			Year Ended			June 17,
	Six Months		December 31,			2002(1) to
	Ended June 30,					December 31,
	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.47		10.65		10.07	10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.22	*	0.25	0.07
Net realized and unrealized gain (loss) on investments	$(0.09)		0.06		0.34	0.06
Total from investment operations	$0.02		0.28		0.59	0.13
Less distributions from:
Net investment income	$—		0.29		0.01	0.06
Net realized gains from investments	$—		0.17		—	—
Total distributions	$—		0.46		0.01	0.06
Net asset value, end of period	$10.49		10.47		10.65	10.07
Total Return(2)%	0.19		2.71		5.86	1.15	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$182,662		204,092		250,292	325,041
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.96		0.97	0.97
Gross expenses prior to expense reimbursement(3)%	0.96		0.96		0.97	0.97
Net investment income(3)(4)%	2.18		2.07		2.04	2.01
Portfolio turnover rate %	53		18		13	60

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerages and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series T (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

			Year Ended			September 12,
	Six Months		December 31,			2002(1) to
	Ended June 30,					December 31,
	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.48		10.70		10.12	10.00
Income (loss) from investment operations:
Net investment income	$0.12	*	0.24	*	0.28	0.01
Net realized and unrealized gain (loss) on investments	$(0.10)		0.03		0.32	0.11
Total from investment operations	$0.02		0.27		0.60	0.12
Less distributions from:
Net investment income	$—		0.31		0.02	0.00(5)
Net realized gains from investments	$—		0.18		—	—
Total distributions	$—		0.49		0.02	0.00(5)
Net asset value, end of period	$10.50		10.48		10.70	10.12
Total Return(2)%	0.19		2.62		5.88	1.21 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$150,754		165,085		194,964	277,434
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.80		0.96		0.98	0.96
Gross expenses prior to expense reimbursement/recoupment(3)%	0.96		0.96		0.98	1.07
Net investment income after expense reimbursement/recoupment (3)(4)%	2.31		2.26		2.14	1.91
Portfolio turnover rate %	31		36		24	4

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(5) Amount is less than $0.01 per share.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series U (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

		Year Ended			December 12,
	Six Months	December 31,			2002(1) to
	Ended June 30,				December 31,
	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.42	10.75	10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.23	0.18		0.00	**
Net realized and unrealized gain (loss) on investments	$(0.11)	0.11	0.57		0.00	**
Total from investment operations	$(0.01)	0.34	0.75		0.00	**
Less distributions from:
Net investment income	$—	0.21	—		—
Net realized gains from investments	$—	0.46	—		—
Total distributions	$—	0.67	—		—
Net asset value, end of period	$10.41	10.42	10.75		10.00
Total Return(2)%	(0.10)	3.40	7.29	††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$153,827	170,744	199,099		1,550
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.95	0.98		0.65
Gross expenses prior to expense reimbursement(3)%	0.97	0.95	0.98		17.95
Net investment income after expense reimbursement(3)(4)%	1.96	1.88	1.78		0.66
Portfolio turnover rate %	27	59	74		—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.
†   As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.
††   Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.
See Accompanying Notes to Financial Statements

ING GET Fund — Series V (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

				March 13,
	Six Months		Year Ended	2003(1) to
	Ended June 30,		December 31,	December 31,
	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.99		9.87	10.00
Income from investment operations:
Net investment income	$0.08	*	0.19	0.08
Net realized and unrealized gain (loss) on investments	$(0.04)		0.04	(0.21)
Total from investment operations	$0.04		0.23	(0.13)
Less distributions from:
Net investment income	$—		0.11	—
Total distributions	$—		0.11	—
Net asset value, end of period	$10.03		9.99	9.87
Total Return(2)%	0.40		2.34	(1.50)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$252,611		286,706	401,085
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80		0.96	0.94
Gross expenses prior to expense reimbursement(3)%	0.96		0.96	0.94
Net investment income(3)(4)%	1.66		1.50	1.39
Portfolio turnover rate %	17		37	29

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.30%.
See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited)

NOTE 1 — ORGANIZATION
Organization. The ING GET Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are twelve diversified Series of the Fund, ING GET Fund-Series J (“GET J”), ING GET Fund-Series K (“GET K”), ING GET Fund-Series L (“GET L”), ING GET Fund-Series M (“GET M”), ING GET Fund-Series N (“GET N”), ING GET Fund-Series P (“GET P”), ING GET Fund-Series Q (“GET Q”), ING GET Fund-Series R (“GET R”), ING GET Fund-Series S (“GET S”), ING GET Fund-Series T (“GET T”), ING GET Fund-Series U (“GET U”) and ING GET Fund-Series V (“GET V”).
Each Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return (Targeted Return) during a specified five year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series is 1.5% per year over the Guarantee Period (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series’ cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company (“ILIAC”) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

	Offering	Guarantee	Maturity
	Period	Period	Date

GET J*	06/15/00 – 09/13/00	09/14/00 – 09/13/05	09/13/05
GET K*	09/14/00 – 12/13/00	12/14/00 – 12/13/05	12/13/05
GET L*	12/14/00 – 03/14/01	03/15/01 – 03/14/06	03/14/06
GET M*	03/15/01 – 06/13/01	06/14/01 – 06/13/06	06/13/06
GET N*	06/14/01 – 09/17/01	09/18/01 – 09/15/06	09/15/06
GET P*	09/18/01 – 12/12/01	12/13/01 – 12/15/06	12/15/06
GET Q*	12/13/01 – 03/14/02	03/15/02 – 03/16/07	03/16/07
GET R*	03/15/02 – 06/13/02	06/14/02 – 06/15/07	06/15/07
GET S*	06/14/02 – 09/11/02	09/12/02 – 09/14/07	09/14/07
GET T*	09/12/02 – 12/11/02	12/12/02 – 12/14/07	12/14/07
GET U*	12/12/02 – 03/12/03	03/13/03 – 03/14/08	03/14/08
GET V*	03/13/03 – 06/12/03	06/13/03 – 06/13/08	06/13/08

*	Closed to new investors.
Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2005, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.
In accordance with the original fund prospectuses, GET J, GET K, GET L and GET M will liquidate on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the accounting principles generally accepted in the United States of America for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET J, GET K, GET L and GET M have been prepared in conformity with both accounting methods.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market- makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Each Series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2005, the Series did not invest in foreign currency transactions or futures.

E.	Distributions to Shareholders. The Series records distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of securities,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)
excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales

GET J	$953,013	$15,939,637
GET K	299,543	322,566
GET L	436,060	5,407,709
GET M	1,643,590	1,739,959
GET N	3,693,812	13,406,822
GET P	3,764,406	9,070,466
GET Q	10,024,434	28,886,846
GET R	13,843,896	32,701,973
GET S	66,008,582	66,314,257
GET T	23,243,776	49,371,545
GET U	18,329,865	44,261,764
GET V	15,324,635	49,447,447
U.S. Government securities not included above were as follows:

	Purchases	Sales

GET J	$—	$3,811,561
GET K	—	12,861,006
GET L	—	7,564,995
GET M	—	9,084,719
GET N	9,236,777	8,549,354
GET P	5,076,108	16,315,164
GET Q	18,253,365	18,380,931
GET R	17,301,200	16,400,402
GET S	35,530,880	56,612,254
GET T	24,295,880	12,729,201
GET U	25,074,343	15,527,145
GET V	31,019,750	32,118,981
NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.
The Investment Manager has engaged ING Investment Management Co. (“ING IM”), an indirect, wholly-owned subsidiary of ING Groep, N.V., to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with their investment objective and policies, subject to oversight by the Investment Manager. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.
ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Series’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
GET P, GET Q, GET R, GET S, GET T, GET U and GET V have adopted a distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate expenses for the distribution and promotion of each Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P	0.25%
GET Q	0.25%
GET R	0.25%
GET S	0.25%
GET T	0.25%
GET U	0.25%
GET V	0.25%
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES
At June 30, 2005, the Series had the following amounts recorded in payable to affiliates on the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)
accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Shareholder
	Accrued	Accrued	Accrued
	Investment	Administrative	Services and
	Management	Service	Distrubution
	Fees	Fees	Fees	Total

GET J	$21,223	$1,945	$—	$23,168
GET K	25,083	2,299	—	27,382
GET L	22,578	2,070	—	24,648
GET M	33,890	3,107	—	36,997
GET N	35,974	3,298	—	39,272
GET P	57,814	5,299	24,089	87,202
GET Q	64,756	5,936	26,981	97,673
GET R	65,240	5,980	27,183	98,403
GET S	91,354	8,374	38,064	137,792
GET T	75,135	6,887	31,306	113,328
GET U	76,543	7,016	31,893	115,452
GET V	125,733	11,525	52,389	189,647
The Series have adopted a Deferred Compensation Plan (the “Plan”) which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees’ fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2005, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

			Payable for
	Payable for	Payable for	Shareholder
	Custody	Professional	Reporting
	Fees	Fees	Expense

GET J	$5,534	$17,256	$5,214
GET K	—	14,209	8,970
GET L	3,983	9,106	6,924
GET M	6,443	13,016	9,491
GET N	4,912	12,580	6,965
GET P	9,797	10,510	13,188
GET Q	—	10,705	14,812
GET R	7,059	9,628	10,648
GET S	11,817	17,999	12,771
GET T	8,779	15,048	—
GET U	11,200	13,522	—
GET V	—	21,934	19,422
NOTE 8 — EXPENSE LIMITATIONS
ING Investments, LLC entered into written Expense Limitation Agreements with each Series whereby, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Maximum Operating Expense Limit
(as a percentage of average net assets)

GET J	0.75%
GET K	0.75
GET L	0.55
GET M	0.55
GET N	0.55
GET P	0.80
GET Q	0.80
GET R	0.80
GET S	0.80
GET T	0.80
GET U	0.80
GET V	0.80
The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees, net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.
As of June 30, 2005, GET J, GET K and GET L had $40,943, $12,579 and $14,927 available for possible recoupment, respectively. The amount of possible recoupment will expire on the Series’ maturity date of September 13, 2005, December 12, 2005 and March 14, 2006, respectively.
The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreements within 90 days of the end of the then current term.
NOTE 9 — LINE OF CREDIT
The Series in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement“) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. For the six months ended June 30, 2005, the Series did not utilize the line of credit.

NOTE 10 —	CAPITAL SHARES
Transaction in capital shares and dollars were as follows:

	GET J		GET K

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	247,111	—	236,869
Shares redeemed	(551,473)	(1,375,933)	(664,740)	(1,583,398)

Net decrease in shares outstanding	(551,473)	(1,128,822)	(664,740)	(1,346,529)

($)
Dividends reinvested	$—	$2,357,441	$—	$2,323,685
Shares redeemed	(5,326,786)	(13,534,834)	(6,580,742)	(15,885,574)

Net decrease	$(5,326,786)	$(11,177,393)	$(6,580,742)	$(13,561,889)

	GET L		GET M

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	248,015	—	382,677
Shares redeemed	(781,631)	(1,565,026)	(913,201)	(1,871,956)

Net decrease in shares outstanding	(781,631)	(1,317,011)	(913,201)	(1,489,279)

($)
Dividends reinvested	$—	$2,405,744	$—	$3,723,446
Shares redeemed	(7,631,492)	(15,696,441)	(8,962,975)	(18,774,905)

Net decrease	$(7,631,492)	$(13,290,697)	$(8,962,975)	$(15,051,459)

	GET N		GET P

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	313,040	—	545,533
Shares redeemed	(910,118)	(2,028,424)	(1,668,869)	(3,666,906)

Net decrease in shares outstanding	(910,118)	(1,715,384)	(1,668,869)	(3,121,373)

($)
Dividends reinvested	$—	$3,108,483	$—	$5,406,227
Shares redeemed	(9,168,370)	(20,658,266)	(16,757,901)	(37,526,523)

Net decrease	$(9,168,370)	$(17,549,783)	$(16,757,901)	$(32,120,296)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 10 —	CAPITAL SHARES (continued)

	GET Q		GET R

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	570,172	—	487,206
Shares redeemed	(1,877,134)	(3,253,745)	(1,660,598)	(2,865,529)

Net decrease in shares outstanding	(1,877,134)	(2,683,573)	(1,660,598)	(2,378,323)

($)
Dividends reinvested	$—	$5,804,349	$—	$5,052,323
Shares redeemed	(19,406,388)	(34,099,980)	(17,610,733)	(30,479,231)

Net decrease	$(19,406,388)	$(28,295,631)	$(17,610,733)	$(25,426,908)

	GET S		GET T

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	920,432	—	775,682
Shares redeemed	(2,083,057)	(4,937,729)	(1,392,176)	(3,246,974)

Net decrease in shares outstanding	(2,083,057)	(4,017,297)	(1,392,176)	(2,471,292)

($)
Dividends reinvested	$—	$9,379,204	$—	$7,919,714
Shares redeemed	(21,705,425)	(52,124,639)	(14,503,800)	(34,479,696)

Net decrease	$(21,705,425)	$(42,745,435)	$(14,503,800)	$(26,559,982)

	GET U		GET V

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	1,110,943	—	356,108
Shares redeemed	(1,609,560)	(3,240,723)	(3,511,394)	(12,315,461)

Net decrease in shares outstanding	(1,609,560)	(2,129,780)	(3,511,394)	(11,959,353)

($)
Dividends reinvested	$—	$11,187,192	$—	$3,464,926
Shares redeemed	(16,645,994)	(34,267,953)	(34,922,284)	(122,698,741)

Net decrease	$(16,645,994)	$(23,080,761)	$(34,922,284)	$(119,233,815)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.
There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders were as follows for the year ended December 31, 2004:

		Long-Term
	Ordinary Income	Capital Gains

GET J	$2,357,441	$—
GET K	2,323,685	—
GET L	2,405,744	—
GET M	3,723,446	—
GET N	3,108,483	—
GET P	5,406,227	—
GET Q	5,804,349	—
GET R	5,052,323	—
GET S	8,495,730	883,474
GET T	7,887,210	32,504
GET U	11,163,878	23,314
GET V	3,464,926	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)
NOTE 11 — FEDERAL INCOME TAXES (continued)
The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed	Undistributed	Unrealized	Post October	Capital
	Ordinary	Long-term	Appreciation	Losses	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates

GET J	$1,999,238	$—	$811,805	$—	$(1,366,099)	2008
					(2,800,726)	2009
					(1,839,090)	2010

					$(6,005,915)

GET K	2,138,814	—	598,501	—	$(3,687,005)	2009
					(840,333)	2010

					$(4,527,338)

GET L	1,757,218	—	531,273	(6,855)	$(4,214,426)	2010
GET M	3,160,422	—	1,463,843	—	(1,207,148)	2009
					(5,625,768)	2010

					$(6,832,916)

GET N	2,738,859	—	1,731,880	—	$(2,922,016)	2010
					(489,400)	2011

					$(3,411,416)

GET P	4,387,937	—	2,815,435	—	$(4,787,487)	2010
GET Q	5,098,418	—	5,261,250	—	(2,021,348)	2010
GET R	4,563,425	2,917,628	5,026,440	—	—	—
GET S	4,983,091	4,867,495	4,892,127	—	—	—
GET T	4,653,908	4,333,378	4,050,269	—	—	—
GET U	6,285,112	5,304,821	2,789,930	—	—	—
GET V	4,942,144	—	(6,353,274)	(487,288)	(944,787)	2011
					(135,661)	2012

					$(1,080,448)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS
ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.
Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)
for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4 p.m. Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.
For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.
Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 13 —	SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2005, the following Series declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

GET J	$0.4583	$—	$—	July 6, 2005	June 30, 2005
GET K	0.4210	—	—	July 6, 2005	June 30, 2005
GET L	0.3808	—	—	July 6, 2005	June 30, 2005
GET M	0.4573	—	—	July 6, 2005	June 30, 2005
GET N	0.3855	—	—	July 6, 2005	June 30, 2005
GET P	0.3810	—	—	July 6, 2005	June 30, 2005
GET Q	0.4091	—	—	July 6, 2005	June 30, 2005
GET R	0.3545	0.0224	0.2410	July 6, 2005	June 30, 2005
GET S	0.2652	0.0215	0.2800	July 6, 2005	June 30, 2005
GET T	0.2781	0.0464	0.3021	July 6, 2005	June 30, 2005
GET U	0.2313	0.1949	0.3597	July 6, 2005	June 30, 2005
GET V	0.1966	—	—	July 6, 2005	June 30, 2005

ING GET Fund — Series J
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 5.8%
		Advertising: 0.0%
70	@	Interpublic Group of Cos., Inc.	$853
65		Omnicom Group, Inc.	5,191

			6,044

		Aerospace/Defense: 0.1%
176		Boeing Co.	11,615
75		General Dynamics Corp.	8,216
10		L-3 Communications Holdings, Inc.	766
161		Lockheed Martin Corp.	10,444
87		Northrop Grumman Corp.	4,807
100		Raytheon Co.	3,912
33		Rockwell Collins, Inc.	1,573
202		United Technologies Corp.	10,373

			51,706

		Agriculture: 0.1%
455		Altria Group, Inc.	29,420
242		Archer-Daniels-Midland Co.	5,174
99		Monsanto Co.	6,224
40		Reynolds American, Inc.	3,152
60		UST, Inc.	2,740

			46,710

		Apparel: 0.0%
140	@	Coach, Inc.	4,700
25		Jones Apparel Group, Inc.	776
40		Liz Claiborne, Inc.	1,590
100		Nike, Inc.	8,660
15		Reebok Intl., Ltd.	627
30		VF Corp.	1,717

			18,070

		Auto Manufacturers: 0.0%
444		Ford Motor Co.	4,547
20	@	Navistar Intl. Corp.	640
20		PACCAR, Inc.	1,360

			6,547

		Auto Parts and Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	745
44		Johnson Controls, Inc.	2,479

			3,224

		Banks: 0.4%
75		AmSouth Bancorporation	1,950
1,668		Bank of America Corp.	76,076
60		BB&T Corp.	2,398
50		Comerica, Inc.	2,890
20		Compass Bancshares, Inc.	900
10		First Horizon National Corp.	422
11		Huntington Bancshares, Inc.	266
150		KeyCorp	4,973
20		M & T Bank Corp.	2,103
55		Marshall & Ilsley Corp.	2,445
47		Mellon Financial Corp.	1,348
136		National City Corp.	4,640
95		North Fork Bancorporation, Inc.	2,669
40		Northern Trust Corp.	1,824
60		PNC Financial Services Group, Inc.	3,268
65		State Street Corp.	3,136
80		SunTrust Banks, Inc.	5,779
20		The Bank of New York Co., Inc.	576
377		U.S. Bancorp	11,008
336		Wachovia Corp.	16,666
350		Wells Fargo & Co.	21,553
17		Zions Bancorporation	1,250

			168,140

		Beverages: 0.2%
87		Anheuser-Busch Cos., Inc.	3,980
30		Brown-Forman Corp.	1,814
801		Coca-Cola Co.	33,441
78		Coca-Cola Enterprises, Inc.	1,717
20		Molson Coors Brewing Co.	1,240
51		Pepsi Bottling Group, Inc.	1,459
575		PepsiCo, Inc.	31,010

			74,661

		Biotechnology: 0.0%
254	@	Amgen, Inc.	15,357
50	@	Genzyme Corp.	3,005
10	@	Millipore Corp.	567

			18,929

		Building Materials: 0.0%
35		American Standard Cos., Inc.	1,467
102		Masco Corp.	3,239
25		Vulcan Materials Co.	1,625

			6,331

		Chemicals: 0.1%
50		Air Products & Chemicals, Inc.	3,015
219		Dow Chemical Co.	9,752
220		E.I. du Pont de Nemours & Co.	9,462
20		Eastman Chemical Co.	1,103
9		Engelhard Corp.	257
20		International Flavors & Fragrances, Inc.	724
62		PPG Industries, Inc.	3,891
66		Praxair, Inc.	3,076
45		Rohm & Haas Co.	2,085
45		Sherwin-Williams Co.	2,119
15		Sigma-Aldrich Corp.	841

			36,325

		Commercial Services: 0.1%
241		Cendant Corp.	5,390
50		Equifax, Inc.	1,786
13		H&R Block, Inc.	759
110		McKesson Corp.	4,927
60		Moody’s Corp.	2,698
See Accompanying Notes to Financial Statements

ING GET Fund — Series J
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
124		Paychex, Inc.	$4,035
40		R.R. Donnelley & Sons Co.	1,380
40		Robert Half Intl., Inc.	999

			21,974

		Computers: 0.3%
330	@	Apple Computer, Inc.	12,147
40	@	Computer Sciences Corp.	1,748
994	@	Dell, Inc.	39,273
50		Electronic Data Systems Corp.	963
811	@	EMC Corp.	11,119
621		Hewlett-Packard Co.	14,600
327		International Business Machines Corp.	24,263
25	@	Lexmark Intl., Inc.	1,621
60	@	NCR Corp.	2,107
138	@	Network Appliance, Inc.	3,901
1,370	@	Sun Microsystems, Inc.	5,110
70	@	Sungard Data Systems, Inc.	2,462
80	@	Unisys Corp.	506

			119,820

		Cosmetics/Personal Care: 0.1%
19		Alberto-Culver Co.	823
50		Avon Products, Inc.	1,893
116		Colgate-Palmolive Co.	5,790
203		Gillette Co.	10,278
554		Procter & Gamble Co.	29,223

			48,007

		Distribution/Wholesale: 0.0%
50		Genuine Parts Co.	2,054
30		W.W. Grainger, Inc.	1,644

			3,698

		Diversified Financial Services: 0.3%
267		American Express Co.	14,212
20		Bear Stearns Cos., Inc.	2,079
51		Capital One Financial Corp.	4,081
120		Charles Schwab Corp.	1,354
60		CIT Group, Inc.	2,578
546		Citigroup, Inc.	25,242
196		Countrywide Financial Corp.	7,568
70	@	E*TRADE Financial Corp.	979
198		Fannie Mae	11,563
20		Federated Investors, Inc.	600
47		Franklin Resources, Inc.	3,618
151		Freddie Mac	9,850
92		Goldman Sachs Group, Inc.	9,386
70		JPMorgan Chase & Co.	2,472
118		Lehman Brothers Holdings, Inc.	11,715
30		MBNA Corp.	785
202		Merrill Lynch & Co., Inc.	11,112
251		Morgan Stanley	13,170
100	@	Providian Financial Corp.	1,763
93		SLM Corp.	4,724
10		T. Rowe Price Group, Inc.	626

			139,477

		Electric: 0.2%
159	@	AES Corp.	2,604
30	@	Allegheny Energy, Inc.	757
50		Ameren Corp.	2,765
84		American Electric Power Co., Inc.	3,097
70		CenterPoint Energy, Inc.	925
20		Cinergy Corp.	896
80	@	CMS Energy Corp.	1,205
50		Consolidated Edison, Inc.	2,342
55		Constellation Energy Group, Inc.	3,173
40		Dominion Resources, Inc.	2,936
247		Duke Energy Corp.	7,343
77		Edison Intl.	3,122
50		Entergy Corp.	3,778
84		Exelon Corp.	4,312
70		FirstEnergy Corp.	3,368
84		FPL Group, Inc.	3,533
30		NiSource, Inc.	742
90		PG&E Corp.	3,379
37		PPL Corp.	2,197
10		Progress Energy, Inc.	452
50		Public Service Enterprise Group, Inc.	3,041
180		Southern Co.	6,241
50		TECO Energy, Inc.	946
100		TXU Corp.	8,308
14		Xcel Energy, Inc.	273

			71,735

		Electrical Components and Equipment: 0.0%
90		Emerson Electric Co.	5,637

			5,637

		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,301
50		Applera Corp. — Applied Biosystems Group	984
10	@	Fisher Scientific Intl., Inc.	649
33	@	Jabil Circuit, Inc.	1,014
20		Parker Hannifin Corp.	1,240
40		PerkinElmer, Inc.	756
230	@	Solectron Corp.	872
10		Tektronix, Inc.	233
50	@	Thermo Electron Corp.	1,344
30	@	Waters Corp.	1,115

			10,508

		Engineering and Construction: 0.0%
20		Fluor Corp.	1,152

			1,152

		Entertainment: 0.0%
70		International Game Technology	1,971

			1,971

		Environmental Control: 0.0%
118		Waste Management, Inc.	3,344

			3,344

		Food: 0.1%
20		Albertson’s, Inc.	414
70		Campbell Soup Co.	2,154
10		ConAgra Foods, Inc.	232
120		General Mills, Inc.	5,614
80		H.J. Heinz Co.	2,834
50		Hershey Co.	3,105
86		Kellogg Co.	3,821
20	@	Kroger Co.	381
30		McCormick & Co., Inc.	980
100		Safeway, Inc.	2,259
170		Sara Lee Corp.	3,368
50		SUPERVALU, Inc.	1,631
64		Wm. Wrigley Jr. Co.	4,405

			31,198

		Forest Products and Paper: 0.0%
60		Georgia-Pacific Corp.	1,908
15		International Paper Co.	453
30		Louisiana-Pacific Corp.	737
40		MeadWestvaco Corp.	1,122
40		Plum Creek Timber Co., Inc.	1,452
40		Temple-Inland, Inc.	1,486

			7,158

See Accompanying Notes to Financial Statements

ING GET Fund — Series J
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
40		KeySpan Corp.	$1,628
10		Nicor, Inc.	412
59		Sempra Energy	2,437

			4,477

		Hand/ Machine Tools: 0.0%
28		Black & Decker Corp.	2,515
10		Snap-On, Inc.	343
25		Stanley Works	1,139

			3,997

		Healthcare — Products: 0.2%
15		Bausch & Lomb, Inc.	1,245
130		Baxter Intl., Inc.	4,823
90		Becton Dickinson & Co.	4,722
60		Biomet, Inc.	2,078
184	@	Boston Scientific Corp.	4,968
22		C.R. Bard, Inc.	1,463
124		Guidant Corp.	8,345
660		Johnson & Johnson	42,901
250		Medtronic, Inc.	12,948
84	@	St. Jude Medical, Inc.	3,663
23	@	Zimmer Holdings, Inc.	1,752

			88,908

		Healthcare — Services: 0.1%
90		HCA, Inc.	5,100
53	@	Humana, Inc.	2,106
30	@	Laboratory Corp. of America Holdings	1,497
20		Quest Diagnostics, Inc.	1,065
518		UnitedHealth Group, Inc.	27,010
208	@	WellPoint, Inc.	14,485

			51,263

		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	1,329
5		Whirlpool Corp.	351

			1,680

		Household Products/ Wares: 0.0%
35		Clorox Co.	1,950
30		Fortune Brands, Inc.	2,664
115		Kimberly-Clark Corp.	7,198

			11,812

		Housewares: 0.0%
60		Newell Rubbermaid, Inc.	1,430

			1,430

		Insurance: 0.3%
102	@@	ACE Ltd.	4,575
105		AFLAC, Inc.	4,544
268		Allstate Corp.	16,012
27		AMBAC Financial Group, Inc.	1,884
530		American Intl. Group, Inc.	30,792
70		Aon Corp.	1,753
83		Chubb Corp.	7,106
51		CIGNA Corp.	5,459
37		Cincinnati Financial Corp.	1,464
70		Hartford Financial Services Group, Inc.	5,235
30		Jefferson-Pilot Corp.	1,513
60		Lincoln National Corp.	2,815
40		Loews Corp.	3,100
30		MBIA, Inc.	1,779
296		MetLife, Inc.	13,302
30		MGIC Investment Corp.	1,957
64		Principal Financial Group	2,682
69		Progressive Corp.	6,818
190		Prudential Financial, Inc.	12,475
55		Safeco Corp.	2,989
140		St. Paul Travelers Cos., Inc.	5,534
40		Torchmark Corp.	2,088
70		UnumProvident Corp.	1,282
59	@@	XL Capital Ltd.	4,391

			141,549

		Internet: 0.0%
128	@	eBay, Inc.	4,225
30	@	Monster Worldwide, Inc.	860
264	@	Symantec Corp.	5,739
280	@	Yahoo!, Inc.	9,703

			20,527

		Iron/Steel: 0.0%
60		Nucor Corp.	2,737
40		United States Steel Corp.	1,375

			4,112

		Leisure Time: 0.0%
30		Brunswick Corp.	1,300
110		Carnival Corp.	6,000
62		Harley-Davidson, Inc.	3,075
30		Sabre Holdings Corp.	599

			10,974

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	2,883
81		Hilton Hotels Corp.	1,932
45		Marriott Intl., Inc.	3,069
40		Starwood Hotels & Resorts Worldwide, Inc.	2,343

			10,227

		Machinery — Diversified: 0.0%
10		Cummins, Inc.	746
45		Deere & Co.	2,948
40		Rockwell Automation, Inc.	1,948

			5,642

		Media: 0.2%
470	@	Comcast Corp.	14,429
28		Gannett Co., Inc.	1,992
130		McGraw-Hill Cos., Inc.	5,753
15		Meredith Corp.	736
33		New York Times Co.	1,028
590		News Corp. — Class A	9,546
966	@	Time Warner, Inc.	16,141
12		Tribune Co.	422
30	@	Univision Communications, Inc.	827
330		Viacom, Inc.	10,567
435		Walt Disney Co.	10,953

			72,394

		Mining: 0.0%
40		Freeport-McMoRan Copper & Gold, Inc.	1,498
35		Phelps Dodge Corp.	3,237

			4,735

		Miscellaneous Manufacturing: 0.3%
172		3M Co.	12,435
17		Cooper Industries Ltd.	1,086
100		Danaher Corp.	5,234
40		Dover Corp.	1,455
62		Eastman Kodak Co.	1,665
30		Eaton Corp.	1,797
2,208		General Electric Co.	76,506
312		Honeywell Intl., Inc.	11,429
60		Illinois Tool Works, Inc.	4,781
43	@@	Ingersoll-Rand Co. Ltd.	3,068
16		ITT Industries, Inc.	1,562
30		Pall Corp.	911
See Accompanying Notes to Financial Statements

ING GET Fund — Series J
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
30		Textron, Inc.	$2,276
38	@@	Tyco Intl., Ltd.	1,110

			125,315

		Office/ Business Equipment: 0.0%
50		Pitney Bowes, Inc.	2,178
215	@	Xerox Corp.	2,964

			5,142

		Oil and Gas: 0.6%
16		Amerada Hess Corp.	1,704
38		Anadarko Petroleum Corp.	3,122
52		Apache Corp.	3,359
138		Burlington Resources, Inc.	7,623
690		ChevronTexaco Corp.	38,585
360		ConocoPhillips	20,696
170		Devon Energy Corp.	8,616
48		EOG Resources, Inc.	2,726
2,115		Exxon Mobil Corp.	121,548
26		Kerr-McGee Corp.	1,984
97		Marathon Oil Corp.	5,177
10		Noble Corp.	615
103		Occidental Petroleum Corp.	7,924
20	@	Rowan Cos., Inc.	594
26		Sunoco, Inc.	2,956
60	@	Transocean, Inc.	3,238
63		Unocal Corp.	4,098
90		Valero Energy Corp.	7,120

			241,685

		Oil and Gas Services: 0.0%
4		BJ Services Co.	210
90		Halliburton Co.	4,304

			4,514

		Packaging and Containers: 0.0%
30		Ball Corp.	1,079
20	@	Pactiv Corp.	432
25	@	Sealed Air Corp.	1,244

			2,755

		Pharmaceuticals: 0.3%
30		Allergan, Inc.	2,557
30		AmerisourceBergen Corp.	2,075
200		Bristol-Myers Squibb Co.	4,996
170		Cardinal Health, Inc.	9,789
190	@	Caremark Rx, Inc.	8,459
20		Eli Lilly & Co.	1,114
40	@	Express Scripts, Inc.	1,999
11	@	Forest Laboratories, Inc.	427
100	@	Gilead Sciences, Inc.	4,399
30	@	Hospira, Inc.	1,170
41	@	King Pharmaceuticals, Inc.	427
64	@	Medco Health Solutions, Inc.	3,415
456		Merck & Co., Inc.	14,045
2,565		Pfizer, Inc.	70,742
510		Schering-Plough Corp.	9,721
290		Wyeth	12,905

			148,240

		Pipelines: 0.0%
50		El Paso Corp.	576
19		Kinder Morgan, Inc.	1,581
120		Williams Cos., Inc.	2,280

			4,437

		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	818
80		Equity Office Properties Trust	2,648
60		Equity Residential	2,209
20		ProLogis	805
45		Simon Property Group, Inc.	3,262

			9,742

		Retail: 0.4%
10	@	Autonation, Inc.	205
61	@	Bed Bath & Beyond, Inc.	2,549
120		Best Buy Co., Inc.	8,226
50		Circuit City Stores, Inc.	865
110		Costco Wholesale Corp.	4,930
20		CVS Corp.	581
40		Darden Restaurants, Inc.	1,319
30		Dillard’s, Inc.	703
61		Federated Department Stores, Inc.	4,470
171		Gap, Inc.	3,377
766		Home Depot, Inc.	29,797
100		J.C. Penney Co., Inc. Holding Co.	5,258
10	@	Kohl’s Corp.	559
10		Limited Brands, Inc.	214
82		Lowe’s Cos., Inc.	4,774
30		May Department Stores Co.	1,205
268		McDonald’s Corp.	7,437
40		Nordstrom, Inc.	2,719
34	@	Office Depot, Inc.	777
40	@	Sears Holdings Corp.	5,995
254		Staples, Inc.	5,415
90	@	Starbucks Corp.	4,649
180		Target Corp.	9,794
106		TJX Cos., Inc.	2,581
75	@	Toys “R” Us, Inc.	1,986
705		Wal-Mart Stores, Inc.	33,981
410		Walgreen Co.	18,856
39		Wendy’s Intl., Inc.	1,858
61		Yum! Brands, Inc.	3,177

			168,257

		Savings and Loans: 0.0%
60		Golden West Financial Corp.	3,863
183		Washington Mutual, Inc.	7,446

			11,309

		Semiconductors: 0.2%
107	@	Altera Corp.	2,121
85		Analog Devices, Inc.	3,171
368		Applied Materials, Inc.	5,954
60	@	Broadcom Corp.	2,131
75	@	Freescale Semiconductor, Inc.	1,589
2,148		Intel Corp.	55,977
40		KLA-Tencor Corp.	1,748
70		Linear Technology Corp.	2,568
61		Maxim Integrated Products, Inc.	2,331
80		National Semiconductor Corp.	1,762
30	@	Novellus Systems, Inc.	741
40	@	Nvidia Corp.	1,069
20	@	QLogic Corp.	617
340		Texas Instruments, Inc.	9,544

			91,323

		Software: 0.3%
190		Adobe Systems, Inc.	5,438
90		Autodesk, Inc.	3,093
130		Automatic Data Processing, Inc.	5,456
75	@	BMC Software, Inc.	1,346
30	@	Citrix Systems, Inc.	650
57		Computer Associates Intl., Inc.	1,566
92	@	Compuware Corp.	661
70	@	Electronic Arts, Inc.	3,963
173		First Data Corp.	6,944
45	@	Fiserv, Inc.	1,933
60		IMS Health, Inc.	1,486
65	@	Intuit, Inc.	2,932
20	@	Mercury Interactive Corp.	767
See Accompanying Notes to Financial Statements

ING GET Fund — Series J
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
2,074		Microsoft Corp.	$51,519
100	@	Novell, Inc.	620
1,829	@	Oracle Corp.	24,143
70	@	Parametric Technology Corp.	447
110		Siebel Systems, Inc.	979
88	@	Veritas Software Corp.	2,147

			116,090

		Telecommunications: 0.3%
70		Alltel Corp.	4,360
208		AT&T Corp.	3,960
100	@	Avaya, Inc.	832
370		BellSouth Corp.	9,831
50		CenturyTel, Inc.	1,732
1,461	@	Cisco Systems, Inc.	27,919
70		Citizens Communications Co.	941
60	@	Comverse Technology, Inc.	1,419
150	@	Corning, Inc.	2,493
830		Motorola, Inc.	15,156
227	@	Nextel Communications, Inc.	7,334
350		QUALCOMM, Inc.	11,554
672		SBC Communications, Inc.	15,960
58		Scientific-Atlanta, Inc.	1,930
40		Sprint Corp.	1,004
130	@	Tellabs, Inc.	1,131
955		Verizon Communications, Inc.	32,994

			140,550

		Textiles: 0.0%
30		Cintas Corp.	1,158

			1,158

		Toys/Games/Hobbies: 0.0%
52		Hasbro, Inc.	1,081
90		Mattel, Inc.	1,647

			2,728

		Transportation: 0.1%
84		Burlington Northern Santa Fe Corp.	3,955
80		CSX Corp.	3,413
75		FedEx Corp.	6,076
90		Norfolk Southern Corp.	2,786
60		Union Pacific Corp.	3,888
243		United Parcel Service, Inc.	16,806

			36,924

		Total Common Stock (Cost $2,275,117)	2,446,262

U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.6%
		Federal Home Loan Mortgage Corporation: 11.5%
$5,000,000		3.670%, due 03/14/06	4,872,195

			4,872,195

		Other U.S. Agency Obligations: 28.1%
6,799,000		FICO STRIP, 3.330%, due 09/26/05	6,744,160
5,291,000		Tennessee Valley Authority, 3.450%, due 10/15/05	5,237,249

			11,981,409

		Total U.S. Government Agency Obligations (Cost $16,772,228)	16,853,604

U.S. TREASURY OBLIGATIONS: 19.4%
		U.S. Treasury STRIP: 19.4%
8,290,000		2.880%, due 08/15/05	8,259,924

		Total U.S. Treasury Obligations (Cost $8,260,524)	8,259,924

OTHER BONDS: 34.8%
		Sovereign: 34.8%
15,000,000		Israel Trust, 3.380%, due 11/15/05	14,808,015

		Total Other Bonds (Cost $14,758,512)	14,808,015

		Total Long-Term Investments (Cost $42,066,502)	42,367,805

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
216,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $216,020 to be received upon repurchase (Collateralized by $220,000 Federal National Mortgage Association, 5.750%, Market Value plus accrued interest $225,803, due 02/24/25)	216,000

		Total Short-Term Investments (Cost $216,000)	216,000

Total Investments In Securities (Cost $42,282,502)*	100.1%	$42,583,805
Other Assets and Liabilities-Net	(0.1)	(50,485)

Net Assets	100.0%	$42,533,320

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $42,350,107. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$302,583
Gross Unrealized Depreciation	(68,885)

Net Unrealized Appreciation	$233,698

See Accompanying Notes to Financial Statements

ING GET Fund — Series K
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 1.5%
		Advertising: 0.0%
15	@	Interpublic Group of Cos., Inc.	$183
21		Omnicom Group, Inc.	1,677

			1,860

		Aerospace/Defense: 0.0%
56		Boeing Co.	3,696
25		General Dynamics Corp.	2,739
4		L-3 Communications Holdings, Inc.	306
42		Lockheed Martin Corp.	2,725
25		Northrop Grumman Corp.	1,381
33		Raytheon Co.	1,291
12		Rockwell Collins, Inc.	572
64		United Technologies Corp.	3,286

			15,996

		Agriculture: 0.0%
148		Altria Group, Inc.	9,569
71		Archer-Daniels-Midland Co.	1,518
34		Monsanto Co.	2,138
10		Reynolds American, Inc.	788
16		UST, Inc.	731

			14,744

		Apparel: 0.0%
49	@	Coach, Inc.	1,645
8		Jones Apparel Group, Inc.	248
10		Liz Claiborne, Inc.	398
29		Nike, Inc.	2,511
5		Reebok Intl., Ltd.	209
12		VF Corp.	687

			5,698

		Auto Manufacturers: 0.0%
136		Ford Motor Co.	1,393
10		PACCAR, Inc.	680

			2,073

		Auto Parts and Equipment: 0.0%
16	@	Goodyear Tire & Rubber Co.	238
12		Johnson Controls, Inc.	676

			914

		Banks: 0.1%
25		AmSouth Bancorporation	650
520		Bank of America Corp.	23,716
18		BB&T Corp.	719
19		Comerica, Inc.	1,098
5		First Horizon National Corp.	211
4		Huntington Bancshares, Inc.	97
45		KeyCorp	1,492
8		M & T Bank Corp.	841
15		Marshall & Ilsley Corp.	667
27		Mellon Financial Corp.	775
43		National City Corp.	1,467
33		North Fork Bancorporation, Inc.	927
13		Northern Trust Corp.	593
19		PNC Financial Services Group, Inc.	1,035
20		State Street Corp.	965
24		SunTrust Banks, Inc.	1,734
2		The Bank of New York Co., Inc.	58
114		U.S. Bancorp	3,329
104		Wachovia Corp.	5,158
106		Wells Fargo & Co.	6,527
6		Zions Bancorporation	441

			52,500

		Beverages: 0.0%
30		Anheuser-Busch Cos., Inc.	1,373
8		Brown-Forman Corp.	484
245		Coca-Cola Co.	10,228
12		Coca-Cola Enterprises, Inc.	264
5		Molson Coors Brewing Co.	310
11		Pepsi Bottling Group, Inc.	315
180		PepsiCo, Inc.	9,707

			22,681

		Biotechnology: 0.0%
76	@	Amgen, Inc.	4,596
15	@	Genzyme Corp.	901
3	@	Millipore Corp.	170

			5,667

		Building Materials: 0.0%
13		American Standard Cos., Inc.	545
30		Masco Corp.	953
9		Vulcan Materials Co.	585

			2,083

		Chemicals: 0.0%
15		Air Products & Chemicals, Inc.	905
67		Dow Chemical Co.	2,984
76		E.I. du Pont de Nemours & Co.	3,268
5		Eastman Chemical Co.	276
4		Engelhard Corp.	114
6		International Flavors & Fragrances, Inc.	217
18		PPG Industries, Inc.	1,130
22		Praxair, Inc.	1,025
11		Rohm & Haas Co.	510
13		Sherwin-Williams Co.	612
5		Sigma-Aldrich Corp.	280

			11,321

		Commercial Services: 0.0%
78		Cendant Corp.	1,744
17		Equifax, Inc.	607
2		H&R Block, Inc.	117
38		McKesson Corp.	1,702
20		Moody’s Corp.	899
See Accompanying Notes to Financial Statements

ING GET Fund — Series K
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
39		Paychex, Inc.	$1,269
13		R.R. Donnelley & Sons Co.	449
7		Robert Half Intl., Inc.	175

			6,962

		Computers: 0.1%
106	@	Apple Computer, Inc.	3,902
11	@	Computer Sciences Corp.	481
317	@	Dell, Inc.	12,524
4		Electronic Data Systems Corp.	77
270	@	EMC Corp.	3,702
192		Hewlett-Packard Co.	4,514
107		International Business Machines Corp.	7,939
9	@	Lexmark Intl., Inc.	583
22	@	NCR Corp.	773
47	@	Network Appliance, Inc.	1,329
423	@	Sun Microsystems, Inc.	1,578
20	@	Sungard Data Systems, Inc.	703
20	@	Unisys Corp.	127

			38,232

		Cosmetics/ Personal Care: 0.0%
8		Alberto-Culver Co.	347
14		Avon Products, Inc.	530
36		Colgate-Palmolive Co.	1,797
65		Gillette Co.	3,291
174		Procter & Gamble Co.	9,178

			15,143

		Distribution/ Wholesale: 0.0%
10		Genuine Parts Co.	411
9		W.W. Grainger, Inc.	493

			904

		Diversified Financial Services: 0.1%
85		American Express Co.	4,525
4		Bear Stearns Cos., Inc.	416
16		Capital One Financial Corp.	1,280
40		Charles Schwab Corp.	451
19		CIT Group, Inc.	816
166		Citigroup, Inc.	7,674
63		Countrywide Financial Corp.	2,432
18	@	E*TRADE Financial Corp.	252
65		Fannie Mae	3,796
6		Federated Investors, Inc.	180
14		Franklin Resources, Inc.	1,078
48		Freddie Mac	3,131
33		Goldman Sachs Group, Inc.	3,367
20		JPMorgan Chase & Co.	706
35		Lehman Brothers Holdings, Inc.	3,475
7		MBNA Corp.	183
55		Merrill Lynch & Co., Inc.	3,026
73		Morgan Stanley	3,830
38	@	Providian Financial Corp.	670
29		SLM Corp.	1,473
5		T. Rowe Price Group, Inc.	313

			43,074

		Electric: 0.1%
48	@	AES Corp.	786
10	@	Allegheny Energy, Inc.	252
18		Ameren Corp.	995
30		American Electric Power Co., Inc.	1,106
20		CenterPoint Energy, Inc.	264
2		Cinergy Corp.	90
16	@	CMS Energy Corp.	241
17		Consolidated Edison, Inc.	796
12		Constellation Energy Group, Inc.	692
15		Dominion Resources, Inc.	1,101
76		Duke Energy Corp.	2,259
23		Edison Intl.	933
16		Entergy Corp.	1,209
28		Exelon Corp.	1,437
22		FirstEnergy Corp.	1,058
26		FPL Group, Inc.	1,094
10		NiSource, Inc.	247
29		PG&E Corp.	1,089
18		PPL Corp.	1,069
18		Public Service Enterprise Group, Inc.	1,095
58		Southern Co.	2,011
15		TECO Energy, Inc.	284
30		TXU Corp.	2,493
6		Xcel Energy, Inc.	117

			22,718

		Electrical Components and Equipment: 0.0%
29		Emerson Electric Co.	1,816

			1,816

		Electronics: 0.0%
31	@	Agilent Technologies, Inc.	715
10		Applera Corp. — Applied Biosystems Group	197
13	@	Jabil Circuit, Inc.	399
10		Parker Hannifin Corp.	620
10		PerkinElmer, Inc.	189
70	@	Solectron Corp.	265
5		Tektronix, Inc.	116
16	@	Thermo Electron Corp.	430
8	@	Waters Corp.	297

			3,228

		Engineering and Construction: 0.0%
6		Fluor Corp.	346

			346

		Entertainment: 0.0%
20		International Game Technology	563

			563

		Environmental Control: 0.0%
39		Waste Management, Inc.	1,105

			1,105

		Food: 0.0%
3		Albertson’s, Inc.	62
21		Campbell Soup Co.	646
18		ConAgra Foods, Inc.	417
35		General Mills, Inc.	1,638
25		H.J. Heinz Co.	886
18		Hershey Co.	1,118
27		Kellogg Co.	1,200
5	@	Kroger Co.	95
10		McCormick & Co., Inc.	327
31		Safeway, Inc.	700
56		Sara Lee Corp.	1,109
17		SUPERVALU, Inc.	554
25		Wm. Wrigley Jr. Co.	1,721

			10,473

		Forest Products and Paper: 0.0%
19		Georgia-Pacific Corp.	604
7		International Paper Co.	211
11		Louisiana-Pacific Corp.	270
13		MeadWestvaco Corp.	365
12		Plum Creek Timber Co., Inc.	436
10		Temple-Inland, Inc.	372

			2,258

See Accompanying Notes to Financial Statements

ING GET Fund — Series K
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
15		KeySpan Corp.	$611
19		Sempra Energy	784

			1,395

		Hand/ Machine Tools: 0.0%
11		Black & Decker Corp.	988
5		Snap-On, Inc.	172
9		Stanley Works	410

			1,570

		Healthcare — Products: 0.1%
5		Bausch & Lomb, Inc.	415
40		Baxter Intl., Inc.	1,484
33		Becton Dickinson & Co.	1,732
20		Biomet, Inc.	693
56	@	Boston Scientific Corp.	1,512
8		C.R. Bard, Inc.	532
36		Guidant Corp.	2,423
206		Johnson & Johnson	13,390
73		Medtronic, Inc.	3,781
22	@	St. Jude Medical, Inc.	959
8	@	Zimmer Holdings, Inc.	609

			27,530

		Healthcare — Services: 0.0%
38		Aetna, Inc.	3,147
30		HCA, Inc.	1,700
21	@	Humana, Inc.	835
9	@	Laboratory Corp. of America Holdings	449
1		Manor Care, Inc.	40
6		Quest Diagnostics, Inc.	320
156		UnitedHealth Group, Inc.	8,133
68	@	WellPoint, Inc.	4,736

			19,360

		Home Furnishings: 0.0%
12		Leggett & Platt, Inc.	319
5		Whirlpool Corp.	351

			670

		Household Products/ Wares: 0.0%
9		Clorox Co.	501
10		Fortune Brands, Inc.	888
36		Kimberly-Clark Corp.	2,253

			3,642

		Housewares: 0.0%
19		Newell Rubbermaid, Inc.	453

			453

		Insurance: 0.1%
31	@@	ACE Ltd.	1,390
35		AFLAC, Inc.	1,515
85		Allstate Corp.	5,079
7		AMBAC Financial Group, Inc.	488
163		American Intl. Group, Inc.	9,471
20		Aon Corp.	501
25		Chubb Corp.	2,140
16		CIGNA Corp.	1,712
11		Cincinnati Financial Corp.	435
23		Hartford Financial Services Group, Inc.	1,720
10		Jefferson-Pilot Corp.	504
16		Lincoln National Corp.	751
7		Loews Corp.	543
10		MBIA, Inc.	593
92		MetLife, Inc.	4,134
9		MGIC Investment Corp.	587
20		Principal Financial Group	838
22		Progressive Corp.	2,174
59		Prudential Financial, Inc.	3,874
13		Safeco Corp.	706
43		St. Paul Travelers Cos., Inc.	1,700
10		Torchmark Corp.	522
22		UnumProvident Corp.	403
19	@@	XL Capital Ltd.	1,414

			43,194

		Internet: 0.0%
42	@	eBay, Inc.	1,386
10	@	Monster Worldwide, Inc.	287
83	@	Symantec Corp.	1,804
87	@	Yahoo!, Inc.	3,015

			6,492

		Iron/ Steel: 0.0%
8		Allegheny Technologies, Inc.	176
10		Nucor Corp.	456
14		United States Steel Corp.	482

			1,114

		Leisure Time: 0.0%
7		Brunswick Corp.	303
33		Carnival Corp.	1,800
21		Harley-Davidson, Inc.	1,042
9		Sabre Holdings Corp.	180

			3,325

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	721
35		Hilton Hotels Corp.	835
13		Marriott Intl., Inc.	887
13		Starwood Hotels & Resorts Worldwide, Inc.	761

			3,204

		Machinery — Diversified: 0.0%
3		Cummins, Inc.	224
18		Deere & Co.	1,178
12		Rockwell Automation, Inc.	585

			1,987

		Media: 0.0%
145	@	Comcast Corp.	4,452
8		Gannett Co., Inc.	569
40		McGraw-Hill Cos., Inc.	1,770
5		Meredith Corp.	245
10		New York Times Co.	312
180		News Corp. — Class A	2,912
306	@	Time Warner, Inc.	5,112
3		Tribune Co.	106
10	@	Univision Communications, Inc.	276
108		Viacom, Inc.	3,458
131		Walt Disney Co.	3,299

			22,511

		Mining: 0.0%
11		Freeport-McMoRan Copper & Gold, Inc.	412
13		Phelps Dodge Corp.	1,202

			1,614

		Miscellaneous Manufacturing: 0.1%
56		3M Co.	4,049
6		Cooper Industries Ltd.	383
30		Danaher Corp.	1,570
4		Dover Corp.	146
25		Eastman Kodak Co.	671
10		Eaton Corp.	599
693		General Electric Co.	24,012
95		Honeywell Intl., Inc.	3,480
20		Illinois Tool Works, Inc.	1,594
11	@@	Ingersoll-Rand Co. Ltd.	785
6		ITT Industries, Inc.	586
3		Pall Corp.	91
See Accompanying Notes to Financial Statements

ING GET Fund — Series K
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
15		Textron, Inc.	$1,138
17	@@	Tyco Intl., Ltd.	496

			39,600

		Office/ Business Equipment: 0.0%
16		Pitney Bowes, Inc.	697
63	@	Xerox Corp.	869

			1,566

		Oil and Gas: 0.2%
6		Amerada Hess Corp.	639
17		Anadarko Petroleum Corp.	1,397
16		Apache Corp.	1,034
41		Burlington Resources, Inc.	2,265
214		ChevronTexaco Corp.	11,966
110		ConocoPhillips	6,323
51		Devon Energy Corp.	2,585
12		EOG Resources, Inc.	682
666		Exxon Mobil Corp.	38,274
9		Kerr-McGee Corp.	687
27		Marathon Oil Corp.	1,441
34		Occidental Petroleum Corp.	2,616
10	@	Rowan Cos., Inc.	297
7		Sunoco, Inc.	796
18	@	Transocean, Inc.	971
24		Unocal Corp.	1,561
28		Valero Energy Corp.	2,215

			75,749

		Oil and Gas Services: 0.0%
25		Halliburton Co.	1,196

			1,196

		Packaging and Containers: 0.0%
10		Ball Corp.	359
1		Bemis Co.	27
10	@	Pactiv Corp.	216
6	@	Sealed Air Corp.	299

			901

		Pharmaceuticals: 0.1%
8		Allergan, Inc.	682
13		AmerisourceBergen Corp.	899
60		Bristol-Myers Squibb Co.	1,499
56		Cardinal Health, Inc.	3,224
59	@	Caremark Rx, Inc.	2,627
10		Eli Lilly & Co.	557
10	@	Express Scripts, Inc.	500
2	@	Forest Laboratories, Inc.	78
28	@	Gilead Sciences, Inc.	1,232
11	@	Hospira, Inc.	429
21	@	King Pharmaceuticals, Inc.	219
18	@	Medco Health Solutions, Inc.	960
145		Merck & Co., Inc.	4,465
804		Pfizer, Inc.	22,173
160		Schering-Plough Corp.	3,050
10	@	Watson Pharmaceuticals, Inc.	296
89		Wyeth	3,961

			46,851

		Pipelines: 0.0%
16		El Paso Corp.	184
4		Kinder Morgan, Inc.	333
32		Williams Cos., Inc.	608

			1,125

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	409
24		Equity Office Properties Trust	794
20		Equity Residential	736
12		Simon Property Group, Inc.	871

			2,810

		Retail: 0.1%
2	@	Autonation, Inc.	41
21	@	Bed Bath & Beyond, Inc.	877
39		Best Buy Co., Inc.	2,673
18		Circuit City Stores, Inc.	311
32		Costco Wholesale Corp.	1,434
12		CVS Corp.	349
20		Darden Restaurants, Inc.	660
8		Dillard’s, Inc.	187
10		Family Dollar Stores, Inc.	261
22		Federated Department Stores, Inc.	1,612
51		Gap, Inc.	1,007
230		Home Depot, Inc.	8,947
32		J.C. Penney Co., Inc. Holding Co.	1,683
4		Limited Brands, Inc.	86
23		Lowe’s Cos., Inc.	1,339
86		McDonald’s Corp.	2,387
10		Nordstrom, Inc.	680
12	@	Office Depot, Inc.	274
12	@	Sears Holdings Corp.	1,798
77		Staples, Inc.	1,642
25	@	Starbucks Corp.	1,292
56		Target Corp.	3,047
34		TJX Cos., Inc.	828
25	@	Toys “R” Us, Inc.	662
217		Wal-Mart Stores, Inc.	10,459
123		Walgreen Co.	5,657
8		Wendy’s Intl., Inc.	381
20		Yum! Brands, Inc.	1,042

			51,616

		Savings and Loans: 0.0%
22		Golden West Financial Corp.	1,416
61		Washington Mutual, Inc.	2,482

			3,898

		Semiconductors: 0.1%
25	@	Altera Corp.	496
21		Analog Devices, Inc.	784
116		Applied Materials, Inc.	1,877
19	@	Broadcom Corp.	675
20	@	Freescale Semiconductor, Inc.	424
674		Intel Corp.	17,563
12		KLA-Tencor Corp.	524
22		Linear Technology Corp.	807
23		Maxim Integrated Products, Inc.	879
25		National Semiconductor Corp.	551
10	@	Novellus Systems, Inc.	247
10	@	Nvidia Corp.	267
7	@	QLogic Corp.	216
117		Texas Instruments, Inc.	3,284

			28,594

		Software: 0.1%
52		Adobe Systems, Inc.	1,488
29		Autodesk, Inc.	997
40		Automatic Data Processing, Inc.	1,679
24	@	BMC Software, Inc.	431
11	@	Citrix Systems, Inc.	238
20		Computer Associates Intl., Inc.	550
34	@	Compuware Corp.	244
20	@	Electronic Arts, Inc.	1,132
53		First Data Corp.	2,127
15	@	Fiserv, Inc.	644
See Accompanying Notes to Financial Statements

ING GET Fund — Series K
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
20		IMS Health, Inc.	$495
24	@	Intuit, Inc.	1,083
10	@	Mercury Interactive Corp.	384
650		Microsoft Corp.	16,146
28	@	Novell, Inc.	174
575	@	Oracle Corp.	7,590
23	@	Parametric Technology Corp.	147
48		Siebel Systems, Inc.	427
29	@	Veritas Software Corp.	708

			36,684

		Telecommunications: 0.1%
22		Alltel Corp.	1,370
66		AT&T Corp.	1,257
31	@	Avaya, Inc.	258
129		BellSouth Corp.	3,428
5		CenturyTel, Inc.	173
450	@	Cisco Systems, Inc.	8,599
20		Citizens Communications Co.	269
10	@	Comverse Technology, Inc.	237
50	@	Corning, Inc.	831
275		Motorola, Inc.	5,022
74	@	Nextel Communications, Inc.	2,391
100		QUALCOMM, Inc.	3,301
211		SBC Communications, Inc.	5,011
19		Scientific-Atlanta, Inc.	632
15		Sprint Corp.	376
31	@	Tellabs, Inc.	270
295		Verizon Communications, Inc.	10,191

			43,616

		Textiles: 0.0%
14		Cintas Corp.	540

			540

		Toys/ Games/ Hobbies: 0.0%
18		Hasbro, Inc.	374
28		Mattel, Inc.	513

			887

		Transportation: 0.0%
24		Burlington Northern Santa Fe Corp.	1,130
28		CSX Corp.	1,194
22		FedEx Corp.	1,782
25		Norfolk Southern Corp.	774
20		Union Pacific Corp.	1,296
74		United Parcel Service, Inc.	5,118

			11,294

		Total Common Stock (Cost $705,669)	767,347

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.2%
		Federal Home Loan Mortgage Corporation: 21.3%
$6,050,000		3.490%, due 01/15/06	5,935,625
5,000,000		3.670%, due 03/14/06	4,872,195

			10,807,820

		Federal National Mortgage Association: 29.1%
15,000,000		3.500%, due 12/13/05	14,761,695

			14,761,695

		Other U.S. Agency Obligations: 9.8%
5,000,000		Tennessee Valley Authority, 3.450%, due 10/15/05	4,949,205

			4,949,205

		Total U.S. Government Agency Obligations (Cost $30,389,325)	30,518,720

U.S. TREASURY OBLIGATIONS: 11.7%
		U.S. Treasury STRIP: 11.7%
5,986,000		3.280%, due 11/15/05	5,913,366

		Total U.S. Treasury Obligations (Cost $5,916,443)	5,913,366

OTHER BONDS: 26.1%
		Sovereign: 26.1%
10,000,000		Israel Trust, 3.380%, due 11/15/05	9,872,010
1,390,000		Israel Trust, 3.380%, due 11/15/05	1,372,209
2,000,000		Turkey Trust, 3.380%, due 11/15/05	1,974,402

		Total Other Bonds (Cost $13,177,332)	13,218,621

		Total Long-Term Investments (Cost $50,189,027)	50,418,054

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
305,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $305,028 to be received upon repurchase (Collateralized by $320,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $311,947, due 05/19/08)	305,000

		Total Short-Term Investments (Cost $305,000)	305,000

Total Investments In Securities (Cost $50,494,027)*	100.1%	$50,723,054
Other Assets and Liabilities-Net	(0.1)	(58,926)

Net Assets	100.0%	$50,664,128

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes $50,554,031. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$211,151
Gross Unrealized Depreciation	(42,128)

Net Unrealized Appreciation	$169,023

See Accompanying Notes to Financial Statements

ING GET Fund — Series L
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 2.2%
		Advertising: 0.0%
40	@	Interpublic Group of Cos., Inc.	$487
30		Omnicom Group, Inc.	2,396

			2,883

		Aerospace/Defense: 0.1%
70		Boeing Co.	4,620
30		General Dynamics Corp.	3,286
60		Lockheed Martin Corp.	3,892
38		Northrop Grumman Corp.	2,100
40		Raytheon Co.	1,565
20		Rockwell Collins, Inc.	954
90		United Technologies Corp.	4,621

			21,038

		Agriculture: 0.0%
190		Altria Group, Inc.	12,285
102		Archer-Daniels-Midland Co.	2,181
40		Monsanto Co.	2,515
20		Reynolds American, Inc.	1,576
20		UST, Inc.	913

			19,470

		Apparel: 0.0%
60	@	Coach, Inc.	2,014
10		Jones Apparel Group, Inc.	310
10		Liz Claiborne, Inc.	398
40		Nike, Inc.	3,464
10		VF Corp.	572

			6,758

		Auto Manufacturers: 0.0%
200		Ford Motor Co.	2,048
10	@	Navistar Intl. Corp.	320
5		PACCAR, Inc.	340

			2,708

		Auto Parts and Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	298
20		Johnson Controls, Inc.	1,127

			1,425

		Banks: 0.2%
40		AmSouth Bancorporation	1,040
690		Bank of America Corp.	31,470
30		BB&T Corp.	1,199
30		Comerica, Inc.	1,734
10		First Horizon National Corp.	422
60		KeyCorp	1,989
10		M & T Bank Corp.	1,052
20		Marshall & Ilsley Corp.	889
20		Mellon Financial Corp.	574
60		National City Corp.	2,047
45		North Fork Bancorporation, Inc.	1,264
20		Northern Trust Corp.	912
30		PNC Financial Services Group, Inc.	1,634
30		State Street Corp.	1,448
30		SunTrust Banks, Inc.	2,167
10		The Bank of New York Co., Inc.	288
160		U.S. Bancorp	4,672
136		Wachovia Corp.	6,746
140		Wells Fargo & Co.	8,620
10		Zions Bancorporation	735

			70,902

		Beverages: 0.1%
30		Anheuser-Busch Cos., Inc.	1,373
10		Brown-Forman Corp.	605
320		Coca-Cola Co.	13,360
30		Coca-Cola Enterprises, Inc.	660
20		Pepsi Bottling Group, Inc.	572
240		PepsiCo, Inc.	12,943

			29,513

		Biotechnology: 0.0%
102	@	Amgen, Inc.	6,167
20	@	Genzyme Corp.	1,202

			7,369

		Building Materials: 0.0%
20		American Standard Cos., Inc.	838
40		Masco Corp.	1,271
10		Vulcan Materials Co.	650

			2,759

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	1,206
90		Dow Chemical Co.	4,008
100		E.I. du Pont de Nemours & Co.	4,300
10		Eastman Chemical Co.	552
10		Engelhard Corp.	286
10		International Flavors & Fragrances, Inc.	362
20		PPG Industries, Inc.	1,255
30		Praxair, Inc.	1,398
20		Rohm & Haas Co.	927
20		Sherwin-Williams Co.	942
10		Sigma-Aldrich Corp.	560

			15,796

		Commercial Services: 0.1%
101		Cendant Corp.	2,259
20		Equifax, Inc.	714
10		H&R Block, Inc.	584
50		McKesson Corp.	2,240
20		Moody’s Corp.	899
40		Paychex, Inc.	1,302
See Accompanying Notes to Financial Statements

ING GET Fund — Series L
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
20		R.R. Donnelley & Sons Co.	$690
20		Robert Half Intl., Inc.	499

			9,187

		Computers: 0.1%
140	@	Apple Computer, Inc.	5,153
20	@	Computer Sciences Corp.	874
410	@	Dell, Inc.	16,199
10		Electronic Data Systems Corp.	193
360	@	EMC Corp.	4,936
251		Hewlett-Packard Co.	5,901
140		International Business Machines Corp.	10,388
10	@	Lexmark Intl., Inc.	648
30	@	NCR Corp.	1,054
60	@	Network Appliance, Inc.	1,696
580	@	Sun Microsystems, Inc.	2,163
30	@	Sungard Data Systems, Inc.	1,055
40	@	Unisys Corp.	253

			50,513

		Cosmetics/Personal Care: 0.1%
10		Alberto-Culver Co.	433
20		Avon Products, Inc.	757
40		Colgate-Palmolive Co.	1,996
80		Gillette Co.	4,050
230		Procter & Gamble Co.	12,133

			19,369

		Distribution/Wholesale: 0.0%
20		Genuine Parts Co.	822
10		W.W. Grainger, Inc.	548

			1,370

		Diversified Financial Services: 0.1%
110		American Express Co.	5,855
10		Bear Stearns Cos., Inc.	1,039
20		Capital One Financial Corp.	1,600
50		Charles Schwab Corp.	564
30		CIT Group, Inc.	1,289
220		Citigroup, Inc.	10,170
88		Countrywide Financial Corp.	3,398
80		Fannie Mae	4,672
20		Franklin Resources, Inc.	1,540
60		Freddie Mac	3,914
40		Goldman Sachs Group, Inc.	4,081
30		JPMorgan Chase & Co.	1,060
50		Lehman Brothers Holdings, Inc.	4,964
15		MBNA Corp.	392
80		Merrill Lynch & Co., Inc.	4,401
100		Morgan Stanley	5,247
40	@	Providian Financial Corp.	705
40		SLM Corp.	2,032

			56,923

		Electric: 0.1%
70	@	AES Corp.	1,147
10	@	Allegheny Energy, Inc.	252
20		Ameren Corp.	1,106
40		American Electric Power Co., Inc.	1,475
30		CenterPoint Energy, Inc.	396
30	@	CMS Energy Corp.	452
20		Consolidated Edison, Inc.	937
20		Constellation Energy Group, Inc.	1,154
20		Dominion Resources, Inc.	1,468
90		Duke Energy Corp.	2,675
30		Edison Intl.	1,217
20		Entergy Corp.	1,511
30		Exelon Corp.	1,540
30		FirstEnergy Corp.	1,443
40		FPL Group, Inc.	1,682
40		PG&E Corp.	1,502
20		PPL Corp.	1,188
20		Public Service Enterprise Group, Inc.	1,216
70		Southern Co.	2,427
20		TECO Energy, Inc.	378
40		TXU Corp.	3,323
10		Xcel Energy, Inc.	195

			28,684

		Electrical Components and Equipment: 0.0%
40		Emerson Electric Co.	2,505

			2,505

		Electronics: 0.0%
50	@	Agilent Technologies, Inc.	1,151
20		Applera Corp. — Applied Biosystems Group	393
20	@	Jabil Circuit, Inc.	615
10		Parker Hannifin Corp.	620
20		PerkinElmer, Inc.	378
100	@	Solectron Corp.	379
10		Tektronix, Inc.	233
20	@	Thermo Electron Corp.	537
10	@	Waters Corp.	372

			4,678

		Engineering and Construction: 0.0%
10		Fluor Corp.	576

			576

		Entertainment: 0.0%
30		International Game Technology	845

			845

		Environmental Control: 0.0%
50		Waste Management, Inc.	1,417

			1,417

		Food: 0.0%
10		Albertson’s, Inc.	207
30		Campbell Soup Co.	923
10		ConAgra Foods, Inc.	232
50		General Mills, Inc.	2,339
30		H.J. Heinz Co.	1,063
20		Hershey Co.	1,242
30		Kellogg Co.	1,333
10	@	Kroger Co.	190
10		McCormick & Co., Inc.	327
50		Safeway, Inc.	1,130
80		Sara Lee Corp.	1,585
20		SUPERVALU, Inc.	652
30		Wm. Wrigley Jr. Co.	2,065

			13,288

		Forest Products and Paper: 0.0%
20		Georgia-Pacific Corp.	636
20		International Paper Co.	604
10		Louisiana-Pacific Corp.	246
20		MeadWestvaco Corp.	561
20		Plum Creek Timber Co., Inc.	725
10		Temple-Inland, Inc.	372

			3,144

		Gas: 0.0%
20		KeySpan Corp.	814
20		Sempra Energy	826

			1,640

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	899
10		Stanley Works	455

			1,354

See Accompanying Notes to Financial Statements

ING GET Fund — Series L
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Healthcare — Products: 0.1%
50		Baxter Intl., Inc.	$1,855
40		Becton Dickinson & Co.	2,099
20		Biomet, Inc.	693
70	@	Boston Scientific Corp.	1,890
10		C.R. Bard, Inc.	665
50		Guidant Corp.	3,365
280		Johnson & Johnson	18,200
100		Medtronic, Inc.	5,179
40	@	St. Jude Medical, Inc.	1,744
10	@	Zimmer Holdings, Inc.	762

			36,452

		Healthcare — Services: 0.1%
50		Aetna, Inc.	4,141
40		HCA, Inc.	2,267
20	@	Humana, Inc.	795
10	@	Laboratory Corp. of America Holdings	499
10		Quest Diagnostics, Inc.	533
230		UnitedHealth Group, Inc.	11,991
90	@	WellPoint, Inc.	6,268

			26,494

		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	532

			532

		Household Products/Wares: 0.0%
10		Clorox Co.	557
10		Fortune Brands, Inc.	888
50		Kimberly-Clark Corp.	3,130

			4,575

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	715

			715

		Insurance: 0.1%
40	@@	ACE Ltd.	1,794
40		AFLAC, Inc.	1,731
120		Allstate Corp.	7,170
10		AMBAC Financial Group, Inc.	698
220		American Intl. Group, Inc.	12,783
30		Aon Corp.	751
20		Chubb Corp.	1,712
20		CIGNA Corp.	2,141
13		Cincinnati Financial Corp.	514
30		Hartford Financial Services Group, Inc.	2,243
10		Jefferson-Pilot Corp.	504
20		Lincoln National Corp.	938
10		Loews Corp.	775
15		MBIA, Inc.	890
130		MetLife, Inc.	5,842
10		MGIC Investment Corp.	652
30		Principal Financial Group	1,257
30		Progressive Corp.	2,964
80		Prudential Financial, Inc.	5,253
20		Safeco Corp.	1,087
60		St. Paul Travelers Cos., Inc.	2,372
10		Torchmark Corp.	522
30		UnumProvident Corp.	550
20	@@	XL Capital Ltd.	1,488

			56,631

		Internet: 0.0%
50	@	eBay, Inc.	1,651
10	@	Monster Worldwide, Inc.	287
120	@	Symantec Corp.	2,609
120	@	Yahoo!, Inc.	4,157

			8,704

		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	221
30		Nucor Corp.	1,369
20		United States Steel Corp.	687

			2,277

		Leisure Time: 0.0%
10		Brunswick Corp.	433
50		Carnival Corp.	2,727
30		Harley-Davidson, Inc.	1,488
10		Sabre Holdings Corp.	200

			4,848

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	721
40		Hilton Hotels Corp.	954
20		Marriott Intl., Inc.	1,365
20		Starwood Hotels & Resorts Worldwide, Inc.	1,171

			4,211

		Machinery — Diversified: 0.0%
20		Deere & Co.	1,310
20		Rockwell Automation, Inc.	974

			2,284

		Media: 0.1%
200	@	Comcast Corp.	6,140
10		Dow Jones & Co., Inc.	355
10		Gannett Co., Inc.	711
50		McGraw-Hill Cos., Inc.	2,213
10		New York Times Co.	312
240		News Corp. — Class A	3,883
390	@	Time Warner, Inc.	6,516
140		Viacom, Inc.	4,483
180		Walt Disney Co.	4,532

			29,145

		Mining: 0.0%
20		Freeport-McMoRan Copper & Gold, Inc.	749
10		Phelps Dodge Corp.	925

			1,674

		Miscellaneous Manufacturing: 0.1%
70		3M Co.	5,061
10		Cooper Industries Ltd.	639
40		Danaher Corp.	2,094
20		Dover Corp.	728
30		Eastman Kodak Co.	806
10		Eaton Corp.	599
920		General Electric Co.	31,877
140		Honeywell Intl., Inc.	5,127
20		Illinois Tool Works, Inc.	1,594
20	@@	Ingersoll-Rand Co. Ltd.	1,427
10		ITT Industries, Inc.	976
10		Pall Corp.	304
10		Textron, Inc.	759
20	@@	Tyco Intl., Ltd.	584

			52,575

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	871
100	@	Xerox Corp.	1,379

			2,250

		Oil and Gas: 0.2%
10		Amerada Hess Corp.	1,065
20		Anadarko Petroleum Corp.	1,643
20		Apache Corp.	1,292
50		Burlington Resources, Inc.	2,762
290		ChevronTexaco Corp.	16,216
150		ConocoPhillips	8,624
See Accompanying Notes to Financial Statements

ING GET Fund — Series L
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Oil and Gas (continued)
70		Devon Energy Corp.	$3,548
20		EOG Resources, Inc.	1,136
880		Exxon Mobil Corp.	50,573
10		Kerr-McGee Corp.	763
40		Marathon Oil Corp.	2,135
40		Occidental Petroleum Corp.	3,077
10	@	Rowan Cos., Inc.	297
10		Sunoco, Inc.	1,137
20	@	Transocean, Inc.	1,079
30		Unocal Corp.	1,952
40		Valero Energy Corp.	3,164

			100,463

		Oil and Gas Services: 0.0%
30		Halliburton Co.	1,435

			1,435

		Packaging and Containers: 0.0%
10		Ball Corp.	360
1		Bemis Co.	27
10	@	Sealed Air Corp.	497

			884

		Pharmaceuticals: 0.2%
10		Allergan, Inc.	852
10		AmerisourceBergen Corp.	692
80		Bristol-Myers Squibb Co.	1,998
70		Cardinal Health, Inc.	4,031
80	@	Caremark Rx, Inc.	3,562
10		Eli Lilly & Co.	557
20	@	Express Scripts, Inc.	1,000
40	@	Gilead Sciences, Inc.	1,760
20	@	Hospira, Inc.	780
26	@	King Pharmaceuticals, Inc.	271
29	@	Medco Health Solutions, Inc.	1,547
190		Merck & Co., Inc.	5,851
1,074		Pfizer, Inc.	29,620
210		Schering-Plough Corp.	4,003
10	@	Watson Pharmaceuticals, Inc.	296
110		Wyeth	4,895

			61,715

		Pipelines: 0.0%
20		El Paso Corp.	230
50		Williams Cos., Inc.	950

			1,180

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	409
40		Equity Office Properties Trust	1,324
20		Equity Residential	736
10		ProLogis	402
20		Simon Property Group, Inc.	1,451

			4,322

		Retail: 0.2%
30	@	Bed Bath & Beyond, Inc.	1,253
50		Best Buy Co., Inc.	3,428
30		Circuit City Stores, Inc.	519
40		Costco Wholesale Corp.	1,793
20		Darden Restaurants, Inc.	660
10		Dillard’s, Inc.	234
10		Family Dollar Stores, Inc.	261
30		Federated Department Stores, Inc.	2,198
70		Gap, Inc.	1,383
310		Home Depot, Inc.	12,058
40		J.C. Penney Co., Inc. Holding Co.	2,103
20		Limited Brands, Inc.	428
30		Lowe’s Cos., Inc.	1,747
120		McDonald’s Corp.	3,330
10		Nordstrom, Inc.	680
10	@	Office Depot, Inc.	228
10	@	Sears Holdings Corp.	1,499
110		Staples, Inc.	2,345
40	@	Starbucks Corp.	2,066
80		Target Corp.	4,353
50		TJX Cos., Inc.	1,218
20	@	Toys “R” Us, Inc.	530
280		Wal-Mart Stores, Inc.	13,495
170		Walgreen Co.	7,818
10		Wendy’s Intl., Inc.	477
20		Yum! Brands, Inc.	1,042

			67,146

		Savings and Loans: 0.0%
20		Golden West Financial Corp.	1,288
75		Washington Mutual, Inc.	3,051

			4,339

		Semiconductors: 0.1%
30	@	Altera Corp.	595
40		Analog Devices, Inc.	1,492
140		Applied Materials, Inc.	2,265
30	@	Broadcom Corp.	1,065
30	@	Freescale Semiconductor, Inc.	635
890		Intel Corp.	23,194
20		KLA-Tencor Corp.	874
30		Linear Technology Corp.	1,101
30		Maxim Integrated Products, Inc.	1,146
40		National Semiconductor Corp.	881
10	@	Novellus Systems, Inc.	247
20	@	Nvidia Corp.	534
10	@	QLogic Corp.	309
150		Texas Instruments, Inc.	4,211

			38,549

		Software: 0.1%
80		Adobe Systems, Inc.	2,290
40		Autodesk, Inc.	1,375
50		Automatic Data Processing, Inc.	2,099
30	@	BMC Software, Inc.	539
20	@	Citrix Systems, Inc.	433
26		Computer Associates Intl., Inc.	714
50	@	Compuware Corp.	360
30	@	Electronic Arts, Inc.	1,698
71		First Data Corp.	2,850
15	@	Fiserv, Inc.	644
20		IMS Health, Inc.	495
30	@	Intuit, Inc.	1,353
10	@	Mercury Interactive Corp.	384
850		Microsoft Corp.	21,114
30	@	Novell, Inc.	186
750	@	Oracle Corp.	9,900
30	@	Parametric Technology Corp.	191
60		Siebel Systems, Inc.	534
50	@	Veritas Software Corp.	1,220

			48,379

		Telecommunications: 0.1%
30		Alltel Corp.	1,868
86		AT&T Corp.	1,637
50	@	Avaya, Inc.	416
160		BellSouth Corp.	4,251
20		CenturyTel, Inc.	693
590	@	Cisco Systems, Inc.	11,276
30		Citizens Communications Co.	403
20	@	Comverse Technology, Inc.	473
60	@	Corning, Inc.	997
370		Motorola, Inc.	6,756
100	@	Nextel Communications, Inc.	3,231
140		QUALCOMM, Inc.	4,621
280		SBC Communications, Inc.	6,650
20		Scientific-Atlanta, Inc.	665
20		Sprint Corp.	502
See Accompanying Notes to Financial Statements

ING GET Fund — Series L
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
50	@	Tellabs, Inc.	$435
400		Verizon Communications, Inc.	13,821

			58,695

		Textiles: 0.0%
20		Cintas Corp.	772

			772

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	416
20		Mattel, Inc.	366

			782

		Transportation: 0.0%
40		Burlington Northern Santa Fe Corp.	1,883
30		CSX Corp.	1,280
30		FedEx Corp.	2,430
40		Norfolk Southern Corp.	1,238
20		Union Pacific Corp.	1,296
100		United Parcel Service, Inc.	6,917

			15,044

		Total Common Stock (Cost $957,282)	1,013,186

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.9%
		Federal Home Loan Mortgage Corporation: 21.6%
$10,000,000		3.670%, due 03/14/06	9,744,390

			9,744,390

		Federal National Mortgage Association: 18.6%
4,715,000		3.460%, due 11/15/05	4,653,327
3,879,000		3.490%, due 01/15/06	3,805,668

			8,458,995

		Other U.S. Agency Obligations: 18.7%
4,608,000		FICO STRIP, 3.520%, due 03/07/06	4,498,076
4,126,000		FICO STRIP, 3.550%, due 04/06/06	4,015,011

			8,513,087

		Total U.S. Government Agency Obligations (Cost $26,584,755)	26,716,472

U.S. TREASURY OBLIGATIONS: 10.1%
		U.S. Treasury STRIP: 10.1%
4,681,000		3.280%, due 02/15/06	4,586,631

		Total U.S. Treasury Obligations (Cost $4,591,080)	4,586,631

OTHER BONDS: 28.0%
		Sovereign: 28.0%
3,115,000		Israel Trust, 3.590%, due 05/15/06	3,019,080
10,000,000		Turkey Trust, 3.590%, due 05/15/06	9,692,070

		Total Other Bonds (Cost $12,747,507)	12,711,150

		Total Long-Term Investments (Cost $44,881,111)	45,027,439

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
416,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $416,039 to be received upon repurchase (Collateralized by $425,000 Federal National Mortgage Association, 5.750%, Market Value plus accrued interest $436,209, due 02/24/25	416,000

		Total Short-Term Investments (Cost $416,000)	416,000

Total Investments In Securities (Cost $45,297,111)*	100.1%	$45,443,439
Other Assets and Liabilities-Net	(0.1)	(39,908)

Net Assets	100.0%	$45,403,531

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $43,358,857. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$156,577
Gross Unrealized Depreciation	(71,995)

Net Unrealized Appreciation	$84,582

See Accompanying Notes to Financial Statements

ING GET Fund — Series M
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 6.2%
		Advertising: 0.0%
80	@	Interpublic Group of Cos., Inc.	$974
120		Omnicom Group, Inc.	9,584

			10,558

		Aerospace/ Defense: 0.1%
300		Boeing Co.	19,799
120		General Dynamics Corp.	13,145
10		Goodrich Corp.	410
10		L-3 Communications Holdings, Inc.	766
280		Lockheed Martin Corp.	18,164
144		Northrop Grumman Corp.	7,956
170		Raytheon Co.	6,650
70		Rockwell Collins, Inc.	3,338
360		United Technologies Corp.	18,486

			88,714

		Agriculture: 0.1%
800		Altria Group, Inc.	51,728
415		Archer-Daniels-Midland Co.	8,873
190		Monsanto Co.	11,945
70		Reynolds American, Inc.	5,516
100		UST, Inc.	4,566

			82,628

		Apparel: 0.1%
260	@	Coach, Inc.	8,728
70		Jones Apparel Group, Inc.	2,173
70		Liz Claiborne, Inc.	2,783
150		Nike, Inc.	12,990
20		Reebok Intl., Ltd.	837
60		VF Corp.	3,433

			30,944

		Auto Manufacturers: 0.0%
770		Ford Motor Co.	7,885
30	@	Navistar Intl. Corp.	960
32		PACCAR, Inc.	2,176

			11,021

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,192
70		Johnson Controls, Inc.	3,943

			5,135

		Banks: 0.4%
140		AmSouth Bancorporation	3,640
2,906		Bank of America Corp.	132,542
100		BB&T Corp.	3,997
110		Comerica, Inc.	6,358
40		Compass Bancshares, Inc.	1,800
40		First Horizon National Corp.	1,688
10		Huntington Bancshares, Inc.	241
250		KeyCorp	8,288
40		M & T Bank Corp.	4,206
90		Marshall & Ilsley Corp.	4,001
80		Mellon Financial Corp.	2,295
230		National City Corp.	7,848
165		North Fork Bancorporation, Inc.	4,635
70		Northern Trust Corp.	3,191
110		PNC Financial Services Group, Inc.	5,991
120		State Street Corp.	5,790
130		SunTrust Banks, Inc.	9,391
30		The Bank of New York Co., Inc.	863
660		U.S. Bancorp	19,272
576		Wachovia Corp.	28,570
600		Wells Fargo & Co.	36,948
30		Zions Bancorporation	2,206

			293,761

		Beverages: 0.2%
140		Anheuser-Busch Cos., Inc.	6,405
50		Brown-Forman Corp.	3,023
1,350		Coca-Cola Co.	56,362
60		Coca-Cola Enterprises, Inc.	1,321
20		Molson Coors Brewing Co.	1,240
100		Pepsi Bottling Group, Inc.	2,861
1,030		PepsiCo, Inc.	55,548

			126,760

		Biotechnology: 0.1%
461	@	Amgen, Inc.	27,872
90	@	Genzyme Corp.	5,408

			33,280

		Building Materials: 0.0%
70		American Standard Cos., Inc.	2,934
170		Masco Corp.	5,399
50		Vulcan Materials Co.	3,250

			11,583

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,824
370		Dow Chemical Co.	16,476
410		E.I. du Pont de Nemours & Co.	17,633
30		Eastman Chemical Co.	1,655
20		Engelhard Corp.	571
30		International Flavors & Fragrances, Inc.	1,087
120		PPG Industries, Inc.	7,531
140		Praxair, Inc.	6,524
100		Rohm & Haas Co.	4,634
50		Sherwin-Williams Co.	2,355
30		Sigma-Aldrich Corp.	1,681

			64,971

		Commercial Services: 0.1%
420		Cendant Corp.	9,394
90		Equifax, Inc.	3,214
30		H&R Block, Inc.	1,751
190		McKesson Corp.	8,510
100		Moody’s Corp.	4,496
220		Paychex, Inc.	7,159
See Accompanying Notes to Financial Statements

ING GET Fund — Series M
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
80		R.R. Donnelley & Sons Co.	$2,761
80		Robert Half Intl., Inc.	1,998

			39,283

		Computers: 0.3%
580	@	Apple Computer, Inc.	21,350
70	@	Computer Sciences Corp.	3,059
1,740	@	Dell, Inc.	68,746
90		Electronic Data Systems Corp.	1,733
1,520	@	EMC Corp.	20,839
1,058		Hewlett-Packard Co.	24,874
590		International Business Machines Corp.	43,777
50	@	Lexmark Intl., Inc.	3,242
80	@	NCR Corp.	2,810
240	@	Network Appliance, Inc.	6,785
2,400	@	Sun Microsystems, Inc.	8,952
110	@	Sungard Data Systems, Inc.	3,869
150	@	Unisys Corp.	950

			210,986

		Cosmetics/ Personal Care: 0.1%
30		Alberto-Culver Co.	1,300
80		Avon Products, Inc.	3,028
210		Colgate-Palmolive Co.	10,481
380		Gillette Co.	19,239
990		Procter & Gamble Co.	52,223

			86,271

		Distribution/ Wholesale: 0.0%
70		Genuine Parts Co.	2,876
30		W.W. Grainger, Inc.	1,644

			4,520

		Diversified Financial Services: 0.4%
470		American Express Co.	25,018
40		Bear Stearns Cos., Inc.	4,158
90		Capital One Financial Corp.	7,201
90		Charles Schwab Corp.	1,015
110		CIT Group, Inc.	4,727
950		Citigroup, Inc.	43,918
348		Countrywide Financial Corp.	13,436
120	@	E*TRADE Financial Corp.	1,679
360		Fannie Mae	21,024
20		Federated Investors, Inc.	600
70		Franklin Resources, Inc.	5,389
260		Freddie Mac	16,960
160		Goldman Sachs Group, Inc.	16,323
130		JPMorgan Chase & Co.	4,592
210		Lehman Brothers Holdings, Inc.	20,849
45		MBNA Corp.	1,177
340		Merrill Lynch & Co., Inc.	18,703
440		Morgan Stanley	23,087
200	@	Providian Financial Corp.	3,526
170		SLM Corp.	8,636
20		T. Rowe Price Group, Inc.	1,252

			243,270

		Electric: 0.2%
270	@	AES Corp.	4,423
60	@	Allegheny Energy, Inc.	1,513
80		Ameren Corp.	4,424
150		American Electric Power Co., Inc.	5,531
110		CenterPoint Energy, Inc.	1,453
40		Cinergy Corp.	1,793
150	@	CMS Energy Corp.	2,259
90		Consolidated Edison, Inc.	4,216
70		Constellation Energy Group, Inc.	4,038
70		Dominion Resources, Inc.	5,137
430		Duke Energy Corp.	12,784
130		Edison Intl.	5,272
80		Entergy Corp.	6,044
140		Exelon Corp.	7,186
130		FirstEnergy Corp.	6,254
140		FPL Group, Inc.	5,888
60		NiSource, Inc.	1,484
160		PG&E Corp.	6,006
90		PPL Corp.	5,344
20		Progress Energy, Inc.	905
90		Public Service Enterprise Group, Inc.	5,474
310		Southern Co.	10,748
90		TECO Energy, Inc.	1,702
170		TXU Corp.	14,124
30		Xcel Energy, Inc.	586

			124,588

		Electrical Components and Equipment: 0.0%
160		Emerson Electric Co.	10,021

			10,021

		Electronics: 0.0%
190	@	Agilent Technologies, Inc.	4,374
80		Applera Corp. — Applied Biosystems Group	1,574
10	@	Fisher Scientific Intl., Inc.	649
80	@	Jabil Circuit, Inc.	2,458
40		Parker Hannifin Corp.	2,480
50		PerkinElmer, Inc.	945
400	@	Solectron Corp.	1,516
40		Tektronix, Inc.	931
60	@	Thermo Electron Corp.	1,612
50	@	Waters Corp.	1,859

			18,398

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,728

			1,728

		Entertainment: 0.0%
120		International Game Technology	3,378

			3,378

		Environmental Control: 0.0%
200		Waste Management, Inc.	5,668

			5,668

		Food: 0.1%
30		Albertson’s, Inc.	620
120		Campbell Soup Co.	3,692
20		ConAgra Foods, Inc.	463
220		General Mills, Inc.	10,294
130		H.J. Heinz Co.	4,605
80		Hershey Co.	4,968
160		Kellogg Co.	7,110
30	@	Kroger Co.	571
60		McCormick & Co., Inc.	1,961
170		Safeway, Inc.	3,840
300		Sara Lee Corp.	5,943
80		SUPERVALU, Inc.	2,609
120		Wm. Wrigley Jr. Co.	8,261

			54,937

		Forest Products and Paper: 0.0%
100		Georgia-Pacific Corp.	3,180
20		International Paper Co.	604
60		Louisiana-Pacific Corp.	1,475
80		MeadWestvaco Corp.	2,243
70		Plum Creek Timber Co., Inc.	2,541
60		Temple-Inland, Inc.	2,229

			12,272

See Accompanying Notes to Financial Statements

ING GET Fund — Series M
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
60		KeySpan Corp.	$2,442
110		Sempra Energy	4,544

			6,986

		Hand/ Machine Tools: 0.0%
50		Black & Decker Corp.	4,492
20		Snap-On, Inc.	686
40		Stanley Works	1,822

			7,000

		Healthcare — Products: 0.2%
30		Bausch & Lomb, Inc.	2,490
220		Baxter Intl., Inc.	8,162
180		Becton Dickinson & Co.	9,445
90		Biomet, Inc.	3,118
310	@	Boston Scientific Corp.	8,370
50		C.R. Bard, Inc.	3,326
220		Guidant Corp.	14,806
1,150		Johnson & Johnson	74,749
450		Medtronic, Inc.	23,305
140	@	St. Jude Medical, Inc.	6,105
40	@	Zimmer Holdings, Inc.	3,047

			156,923

		Healthcare — Services: 0.2%
220		Aetna, Inc.	18,220
150		HCA, Inc.	8,501
100	@	Humana, Inc.	3,974
50	@	Laboratory Corp. of America Holdings	2,495
40		Quest Diagnostics, Inc.	2,131
910		UnitedHealth Group, Inc.	47,447
370	@	WellPoint, Inc.	25,767

			108,535

		Home Furnishings: 0.0%
70		Leggett & Platt, Inc.	1,861
10		Whirlpool Corp.	701

			2,562

		Household Products/ Wares: 0.0%
60		Clorox Co.	3,343
50		Fortune Brands, Inc.	4,440
200		Kimberly-Clark Corp.	12,518

			20,301

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,384

			2,384

		Insurance: 0.4%
180	@@	ACE Ltd.	8,073
190		AFLAC, Inc.	8,223
480		Allstate Corp.	28,680
40		AMBAC Financial Group, Inc.	2,790
950		American Intl. Group, Inc.	55,195
120		Aon Corp.	3,005
130		Chubb Corp.	11,129
90		CIGNA Corp.	9,633
69		Cincinnati Financial Corp.	2,730
120		Hartford Financial Services Group, Inc.	8,974
50		Jefferson-Pilot Corp.	2,521
90		Lincoln National Corp.	4,223
60		Loews Corp.	4,650
60		MBIA, Inc.	3,559
520		MetLife, Inc.	23,369
50		MGIC Investment Corp.	3,261
110		Principal Financial Group	4,609
130		Progressive Corp.	12,845
320		Prudential Financial, Inc.	21,011
70		Safeco Corp.	3,804
240		St. Paul Travelers Cos., Inc.	9,487
50		Torchmark Corp.	2,610
120		UnumProvident Corp.	2,198
90	@@	XL Capital Ltd.	6,698

			243,277

		Internet: 0.1%
220	@	eBay, Inc.	7,262
50	@	Monster Worldwide, Inc.	1,434
500	@	Symantec Corp.	10,870
480	@	Yahoo!, Inc.	16,632

			36,198

		Iron/ Steel: 0.0%
100		Nucor Corp.	4,562
70		United States Steel Corp.	2,406

			6,968

		Leisure Time: 0.0%
40		Brunswick Corp.	1,733
200		Carnival Corp.	10,909
110		Harley-Davidson, Inc.	5,456
50		Sabre Holdings Corp.	998

			19,096

		Lodging: 0.0%
60		Harrah’s Entertainment, Inc.	4,324
140		Hilton Hotels Corp.	3,339
80		Marriott Intl., Inc.	5,458
70		Starwood Hotels & Resorts Worldwide, Inc.	4,100

			17,221

		Machinery — Diversified: 0.0%
20		Cummins, Inc.	1,492
90		Deere & Co.	5,894
60		Rockwell Automation, Inc.	2,923

			10,309

		Media: 0.2%
810	@	Comcast Corp.	24,866
30		Dow Jones & Co., Inc.	1,064
50		Gannett Co., Inc.	3,557
230		McGraw-Hill Cos., Inc.	10,178
20		Meredith Corp.	981
50		New York Times Co.	1,558
1,020		News Corp. — Class A	16,504
1,690	@	Time Warner, Inc.	28,239
10		Tribune Co.	352
50	@	Univision Communications, Inc.	1,378
570		Viacom, Inc.	18,251
760		Walt Disney Co.	19,136

			126,064

		Mining: 0.0%
70		Freeport-McMoRan Copper & Gold, Inc.	2,621
40		Phelps Dodge Corp.	3,700

			6,321

		Miscellaneous Manufacturing: 0.3%
280		3M Co.	20,244
30		Cooper Industries Ltd.	1,917
170		Danaher Corp.	8,898
70		Dover Corp.	2,547
110		Eastman Kodak Co.	2,954
60		Eaton Corp.	3,594
3,840		General Electric Co.	133,055
540		Honeywell Intl., Inc.	19,780
100		Illinois Tool Works, Inc.	7,968
60	@@	Ingersoll-Rand Co. Ltd.	4,281
40		ITT Industries, Inc.	3,905
20		Pall Corp.	607
See Accompanying Notes to Financial Statements

ING GET Fund — Series M
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
50		Textron, Inc.	$3,793
70	@@	Tyco Intl., Ltd.	2,044

			215,587

		Office/ Business Equipment: 0.0%
90		Pitney Bowes, Inc.	3,920
370	@	Xerox Corp.	5,102

			9,022

		Oil and Gas: 0.6%
30		Amerada Hess Corp.	3,195
70		Anadarko Petroleum Corp.	5,751
88		Apache Corp.	5,685
220		Burlington Resources, Inc.	12,153
1,210		ChevronTexaco Corp.	67,662
638		ConocoPhillips	36,678
290		Devon Energy Corp.	14,697
80		EOG Resources, Inc.	4,544
3,680		Exxon Mobil Corp.	211,489
50		Kerr-McGee Corp.	3,816
160		Marathon Oil Corp.	8,539
10		Noble Corp.	615
190		Occidental Petroleum Corp.	14,617
40		Sunoco, Inc.	4,547
100	@	Transocean, Inc.	5,397
110		Unocal Corp.	7,156
160		Valero Energy Corp.	12,658

			419,199

		Oil and Gas Services: 0.0%
10		BJ Services Co.	525
150		Halliburton Co.	7,173
10	@	National-Oilwell Varco, Inc.	475

			8,173

		Packaging and Containers: 0.0%
70		Ball Corp.	2,516
70	@	Pactiv Corp.	1,511
40	@	Sealed Air Corp.	1,992

			6,019

		Pharmaceuticals: 0.4%
50		Allergan, Inc.	4,262
70		AmerisourceBergen Corp.	4,841
340		Bristol-Myers Squibb Co.	8,493
300		Cardinal Health, Inc.	17,274
320	@	Caremark Rx, Inc.	14,246
40		Eli Lilly & Co.	2,228
60	@	Express Scripts, Inc.	2,999
10	@	Forest Laboratories, Inc.	389
160	@	Gilead Sciences, Inc.	7,038
50	@	Hospira, Inc.	1,950
93	@	King Pharmaceuticals, Inc.	969
100	@	Medco Health Solutions, Inc.	5,336
790		Merck & Co., Inc.	24,332
4,452		Pfizer, Inc.	122,786
880		Schering-Plough Corp.	16,773
490		Wyeth	21,805

			255,721

		Pipelines: 0.0%
90		El Paso Corp.	1,037
20		Kinder Morgan, Inc.	1,664
170		Williams Cos., Inc.	3,230

			5,931

		Real Estate Investment Trusts: 0.0%
30		Apartment Investment & Management Co.	1,228
150		Equity Office Properties Trust	4,965
100		Equity Residential	3,682
80		Simon Property Group, Inc.	5,799

			15,674

		Retail: 0.5%
10	@	Autonation, Inc.	205
110	@	Bed Bath & Beyond, Inc.	4,596
210		Best Buy Co., Inc.	14,396
100		Circuit City Stores, Inc.	1,729
180		Costco Wholesale Corp.	8,068
40		CVS Corp.	1,163
100		Darden Restaurants, Inc.	3,298
40		Dillard’s, Inc.	937
30		Family Dollar Stores, Inc.	783
100		Federated Department Stores, Inc.	7,328
300		Gap, Inc.	5,925
1,330		Home Depot, Inc.	51,736
180		J.C. Penney Co., Inc. Holding Co.	9,464
10	@	Kohl’s Corp.	559
20		Limited Brands, Inc.	428
140		Lowe’s Cos., Inc.	8,151
10		May Department Stores Co.	402
470		McDonald’s Corp.	13,043
50		Nordstrom, Inc.	3,399
60	@	Office Depot, Inc.	1,370
70	@	Sears Holdings Corp.	10,491
450		Staples, Inc.	9,594
160	@	Starbucks Corp.	8,266
310		Target Corp.	16,867
190		TJX Cos., Inc.	4,627
130	@	Toys “R” Us, Inc.	3,442
1,210		Wal-Mart Stores, Inc.	58,321
730		Walgreen Co.	33,573
40		Wendy’s Intl., Inc.	1,906
100		Yum! Brands, Inc.	5,208

			289,275

		Savings and Loans: 0.0%
120		Golden West Financial Corp.	7,726
330		Washington Mutual, Inc.	13,427

			21,153

		Semiconductors: 0.2%
180	@	Altera Corp.	3,568
140		Analog Devices, Inc.	5,223
620		Applied Materials, Inc.	10,032
100	@	Broadcom Corp.	3,551
123	@	Freescale Semiconductor, Inc.	2,605
3,720		Intel Corp.	96,943
70		KLA-Tencor Corp.	3,059
110		Linear Technology Corp.	4,036
110		Maxim Integrated Products, Inc.	4,203
140		National Semiconductor Corp.	3,084
50	@	Novellus Systems, Inc.	1,236
60	@	Nvidia Corp.	1,603
40	@	QLogic Corp.	1,235
590		Texas Instruments, Inc.	16,561

			156,939

		Software: 0.3%
320		Adobe Systems, Inc.	9,158
140		Autodesk, Inc.	4,812
220		Automatic Data Processing, Inc.	9,233
140	@	BMC Software, Inc.	2,513
70	@	Citrix Systems, Inc.	1,516
101		Computer Associates Intl., Inc.	2,775
230	@	Compuware Corp.	1,654
120	@	Electronic Arts, Inc.	6,793
297		First Data Corp.	11,922
80	@	Fiserv, Inc.	3,436
80		IMS Health, Inc.	1,982
110	@	Intuit, Inc.	4,962
30	@	Mercury Interactive Corp.	1,151
See Accompanying Notes to Financial Statements

ING GET Fund — Series M
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
3,600		Microsoft Corp.	$89,424
120	@	Novell, Inc.	744
3,190	@	Oracle Corp.	42,108
120	@	Parametric Technology Corp.	766
210		Siebel Systems, Inc.	1,869
170	@	Veritas Software Corp.	4,148

			200,966

		Telecommunications: 0.4%
110		Alltel Corp.	6,851
366		AT&T Corp.	6,969
170	@	Avaya, Inc.	1,414
640		BellSouth Corp.	17,005
50		CenturyTel, Inc.	1,732
2,550	@	Cisco Systems, Inc.	48,730
120		Citizens Communications Co.	1,613
70	@	Comverse Technology, Inc.	1,656
260	@	Corning, Inc.	4,321
1,450		Motorola, Inc.	26,477
400	@	Nextel Communications, Inc.	12,924
580		QUALCOMM, Inc.	19,146
1,160		SBC Communications, Inc.	27,550
90		Scientific-Atlanta, Inc.	2,994
60		Sprint Corp.	1,505
250	@	Tellabs, Inc.	2,175
1,650		Verizon Communications, Inc.	57,007

			240,069

		Textiles: 0.0%
70		Cintas Corp.	2,702

			2,702

		Toys/ Games/ Hobbies: 0.0%
90		Hasbro, Inc.	1,871
70		Mattel, Inc.	1,281

			3,152

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	6,591
150		CSX Corp.	6,399
120		FedEx Corp.	9,721
150		Norfolk Southern Corp.	4,644
90		Union Pacific Corp.	5,832
410		United Parcel Service, Inc.	28,356

			61,543

		Total Common Stock (Cost $3,955,660)	4,255,945

U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.5%
		Federal Home Loan Bank: 35.3%
$25,000,000		3.820%, due 06/13/06	24,110,200

			24,110,200

		Federal Home Loan Mortgage Corporation: 11.8%
2,538,000		3.570%, due 03/15/06	2,474,654
5,800,000		3.710%, due 07/15/06	5,581,172

			8,055,826

		Federal National Mortgage Association: 21.2%
15,000,000		3.780%, due 06/13/06	14,470,650

			14,470,650

		Other U.S. Agency Obligations: 14.2%
2,962,000		FICO STRIP, 3.550%, due 04/06/06	2,882,322
6,979,000		Tennessee Valley Authority, 3.520%, due 01/15/06	6,845,666

			9,727,988

		Total U.S. Government Agency Obligations (Cost $55,914,955)	56,364,664

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury STRIP: 0.1%
69,000		3.570%, due 05/15/06	66,914

		Total U.S. Treasury Obligations (Cost $67,366)	66,914

OTHER BONDS: 10.7%
		Sovereign: 10.7%
5,984,000		Israel Trust, 3.590%, due 05/15/06	5,799,735
1,560,000		Turkey Trust, 3.590%, due 05/15/06	1,511,963

		Total Other Bonds (Cost $7,276,341)	7,311,698

		Total Long-Term Investments (Cost $67,214,322)	67,999,221

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
405,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $405,038 to be received upon repurchase (Collateralized by $425,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $414,305, due 05/19/08	405,000

		Total Short-Term Investments (Cost $405,000)	405,000

Total Investments In Securities (Cost $67,619,322)*	100.1%	$68,404,221
Other Assets and Liabilities-Net	(0.1)	(54,516)

Net Assets	100.0%	$68,349,705

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $67,844,936. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$719,812
Gross Unrealized Depreciation	(159,897)

Net Unrealized Appreciation	$559,285

See Accompanying Notes to Financial Statements

ING GET Fund — Series N
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 13.4%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$2,071
270		Omnicom Group, Inc.	21,562

			23,633

		Aerospace/Defense: 0.3%
680		Boeing Co.	44,880
280		General Dynamics Corp.	30,671
20		Goodrich Corp.	819
50		L-3 Communications Holdings, Inc.	3,829
650		Lockheed Martin Corp.	42,166
329		Northrop Grumman Corp.	18,177
390		Raytheon Co.	15,257
200		Rockwell Collins, Inc.	9,536
840		United Technologies Corp.	43,134

			208,469

		Agriculture: 0.3%
1,810		Altria Group, Inc.	117,035
940		Archer-Daniels-Midland Co.	20,097
430		Monsanto Co.	27,034
160		Reynolds American, Inc.	12,608
220		UST, Inc.	10,045

			186,819

		Apparel: 0.1%
610	@	Coach, Inc.	20,478
100		Jones Apparel Group, Inc.	3,104
120		Liz Claiborne, Inc.	4,771
370		Nike, Inc.	32,042
40		Reebok Intl., Ltd.	1,673
140		VF Corp.	8,011

			70,079

		Auto Manufacturers: 0.0%
1,730		Ford Motor Co.	17,715
70		PACCAR, Inc.	4,760

			22,475

		Auto Parts and Equipment: 0.0%
280	@	Goodyear Tire & Rubber Co.	4,172
150		Johnson Controls, Inc.	8,450

			12,622

		Banks: 0.9%
300		AmSouth Bancorporation	7,800
6,588		Bank of America Corp.	300,479
230		BB&T Corp.	9,193
220		Comerica, Inc.	12,716
10		Compass Bancshares, Inc.	450
100		First Horizon National Corp.	4,220
20		Huntington Bancshares, Inc.	483
580		KeyCorp	19,227
90		M & T Bank Corp.	9,464
180		Marshall & Ilsley Corp.	8,001
170		Mellon Financial Corp.	4,877
520		National City Corp.	17,742
380		North Fork Bancorporation, Inc.	10,674
170		Northern Trust Corp.	7,750
240		PNC Financial Services Group, Inc.	13,070
270		State Street Corp.	13,028
290		SunTrust Banks, Inc.	20,950
60		The Bank of New York Co., Inc.	1,727
1,480		U.S. Bancorp	43,216
1,300		Wachovia Corp.	64,480
1,370		Wells Fargo & Co.	84,365
80		Zions Bancorporation	5,882

			659,794

		Beverages: 0.4%
320		Anheuser-Busch Cos., Inc.	14,640
120		Brown-Forman Corp.	7,255
3,070		Coca-Cola Co.	128,172
150		Coca-Cola Enterprises, Inc.	3,302
70		Molson Coors Brewing Co.	4,340
210		Pepsi Bottling Group, Inc.	6,008
2,270		PepsiCo, Inc.	122,421

			286,138

		Biotechnology: 0.1%
1,042	@	Amgen, Inc.	62,999
210	@	Genzyme Corp.	12,619

			75,618

		Building Materials: 0.0%
160		American Standard Cos., Inc.	6,707
390		Masco Corp.	12,386
150		Vulcan Materials Co.	9,749

			28,842

		Chemicals: 0.2%
200		Air Products & Chemicals, Inc.	12,060
850		Dow Chemical Co.	37,851
870		E.I. du Pont de Nemours & Co.	37,419
100		Eastman Chemical Co.	5,515
100		Engelhard Corp.	2,855
110		International Flavors & Fragrances, Inc.	3,984
250		PPG Industries, Inc.	15,690
280		Praxair, Inc.	13,048
180		Rohm & Haas Co.	8,341
120		Sherwin-Williams Co.	5,651
60		Sigma-Aldrich Corp.	3,362

			145,776

		Commercial Services: 0.1%
940		Cendant Corp.	21,027
200		Equifax, Inc.	7,142
70		H&R Block, Inc.	4,085
440		McKesson Corp.	19,708
220		Moody’s Corp.	9,891
490		Paychex, Inc.	15,945
See Accompanying Notes to Financial Statements

ING GET Fund — Series N
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
190		R.R. Donnelley & Sons Co.	$6,557
130		Robert Half Intl., Inc.	3,246

			87,601

		Computers: 0.7%
1,320	@	Apple Computer, Inc.	48,589
160	@	Computer Sciences Corp.	6,992
3,970	@	Dell, Inc.	156,855
210		Electronic Data Systems Corp.	4,043
3,430	@	EMC Corp.	47,025
2,436		Hewlett-Packard Co.	57,270
1,340		International Business Machines Corp.	99,428
110	@	Lexmark Intl., Inc.	7,131
200	@	NCR Corp.	7,024
560	@	Network Appliance, Inc.	15,831
4,930	@	Sun Microsystems, Inc.	18,389
230	@	Sungard Data Systems, Inc.	8,089
420	@	Unisys Corp.	2,659

			479,325

		Cosmetics/ Personal Care: 0.3%
105		Alberto-Culver Co.	4,550
190		Avon Products, Inc.	7,192
470		Colgate-Palmolive Co.	23,458
860		Gillette Co.	43,542
2,240		Procter & Gamble Co.	118,159

			196,901

		Distribution/Wholesale: 0.0%
180		Genuine Parts Co.	7,396
120		W.W. Grainger, Inc.	6,575

			13,971

		Diversified Financial Services: 0.8%
1,060		American Express Co.	56,423
90		Bear Stearns Cos., Inc.	9,355
200		Capital One Financial Corp.	16,002
460		Charles Schwab Corp.	5,189
250		CIT Group, Inc.	10,743
2,150		Citigroup, Inc.	99,394
778		Countrywide Financial Corp.	30,039
30	@	E*TRADE Financial Corp.	420
770		Fannie Mae	44,968
40		Federated Investors, Inc.	1,200
170		Franklin Resources, Inc.	13,087
600		Freddie Mac	39,138
360		Goldman Sachs Group, Inc.	36,727
290		JPMorgan Chase & Co.	10,243
440		Lehman Brothers Holdings, Inc.	43,683
100		MBNA Corp.	2,616
740		Merrill Lynch & Co., Inc.	40,707
990		Morgan Stanley	51,945
450	@	Providian Financial Corp.	7,934
350		SLM Corp.	17,780
50		T. Rowe Price Group, Inc.	3,130

			540,723

		Electric: 0.4%
600	@	AES Corp.	9,828
140	@	Allegheny Energy, Inc.	3,531
180		Ameren Corp.	9,954
320		American Electric Power Co., Inc.	11,798
240		CenterPoint Energy, Inc.	3,170
90		Cinergy Corp.	4,034
340	@	CMS Energy Corp.	5,120
200		Consolidated Edison, Inc.	9,368
200		Constellation Energy Group, Inc.	11,538
160		Dominion Resources, Inc.	11,742
960		Duke Energy Corp.	28,541
300		Edison Intl	12,165
190		Entergy Corp.	14,355
320		Exelon Corp.	16,426
280		FirstEnergy Corp.	13,471
400		FPL Group, Inc.	16,824
130		NiSource, Inc.	3,215
320		PG&E Corp.	12,013
210		PPL Corp.	12,470
40		Progress Energy, Inc.	1,810
200		Public Service Enterprise Group, Inc.	12,164
700		Southern Co.	24,269
190		TECO Energy, Inc.	3,593
390		TXU Corp.	32,404
70		Xcel Energy, Inc.	1,366

			285,169

		Electrical Components and Equipment: 0.0%
360		Emerson Electric Co.	22,547

			22,547

		Electronics: 0.1%
390	@	Agilent Technologies, Inc.	8,978
180		Applera Corp. — Applied Biosystems Group	3,541
20	@	Fisher Scientific Intl., Inc.	1,298
170	@	Jabil Circuit, Inc.	5,224
100		Parker Hannifin Corp.	6,201
100		PerkinElmer, Inc.	1,890
920	@	Solectron Corp.	3,487
120		Tektronix, Inc.	2,792
190	@	Thermo Electron Corp.	5,105
100	@	Waters Corp.	3,717

			42,233

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,728

			1,728

		Entertainment: 0.0%
280		International Game Technology	7,882

			7,882

		Environmental Control: 0.0%
460		Waste Management, Inc.	13,036

			13,036

		Food: 0.2%
70		Albertson’s, Inc.	1,448
270		Campbell Soup Co.	8,308
40		ConAgra Foods, Inc.	926
490		General Mills, Inc.	22,927
280		H.J. Heinz Co.	9,918
190		Hershey Co.	11,799
330		Kellogg Co.	14,665
60	@	Kroger Co.	1,142
180		McCormick & Co., Inc.	5,882
390		Safeway, Inc.	8,810
630		Sara Lee Corp.	12,480
190		SUPERVALU, Inc.	6,196
270		Wm. Wrigley Jr. Co.	18,587

			123,088

		Forest Products and Paper: 0.0%
220		Georgia-Pacific Corp.	6,996
50		International Paper Co.	1,511
140		Louisiana-Pacific Corp.	3,441
90		MeadWestvaco Corp.	2,524
200		Plum Creek Timber Co., Inc.	7,259
120		Temple-Inland, Inc.	4,458

			26,189

See Accompanying Notes to Financial Statements

ING GET Fund — Series N
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
130		KeySpan Corp.	$5,291
230		Sempra Energy	9,501

			14,792

		Hand/ Machine Tools: 0.0%
110		Black & Decker Corp.	9,884
80		Snap-On, Inc.	2,744
110		Stanley Works	5,009

			17,637

		Healthcare — Products: 0.5%
80		Bausch & Lomb, Inc.	6,640
510		Baxter Intl., Inc.	18,921
410		Becton Dickinson & Co.	21,513
200		Biomet, Inc.	6,928
640	@	Boston Scientific Corp.	17,280
120		C.R. Bard, Inc.	7,981
520		Guidant Corp.	34,996
2,610		Johnson & Johnson	169,651
960		Medtronic, Inc.	49,718
300	@	St. Jude Medical, Inc.	13,083
90	@	Zimmer Holdings, Inc.	6,855

			353,566

		Healthcare — Services: 0.4%
470		Aetna, Inc.	38,925
340		HCA, Inc.	19,268
230	@	Humana, Inc.	9,140
120	@	Laboratory Corp. of America Holdings	5,988
80		Quest Diagnostics, Inc.	4,262
2,080		UnitedHealth Group, Inc.	108,451
830	@	WellPoint, Inc.	57,801

			243,835

		Home Furnishings: 0.0%
150		Leggett & Platt, Inc.	3,987
30		Whirlpool Corp.	2,103

			6,090

		Household Products/ Wares: 0.0%
40		Avery Dennison Corp.	2,118
140		Clorox Co.	7,801
120		Fortune Brands, Inc.	10,656
410		Kimberly-Clark Corp.	25,662

			46,237

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	8,106

			8,106

		Insurance: 0.8%
400	@@	ACE Ltd.	17,940
420		AFLAC, Inc.	18,178
1,090		Allstate Corp.	65,128
90		AMBAC Financial Group, Inc.	6,278
2,140		American Intl. Group, Inc.	124,333
280		Aon Corp.	7,011
300		Chubb Corp.	25,683
210		CIGNA Corp.	22,476
135		Cincinnati Financial Corp.	5,341
270		Hartford Financial Services Group, Inc.	20,191
120		Jefferson-Pilot Corp.	6,050
190		Lincoln National Corp.	8,915
140		Loews Corp.	10,850
130		MBIA, Inc.	7,710
1,180		MetLife, Inc.	53,029
120		MGIC Investment Corp.	7,826
250		Principal Financial Group	10,475
270		Progressive Corp.	26,679
730		Prudential Financial, Inc.	47,932
220		Safeco Corp.	11,955
540		St. Paul Travelers Cos., Inc.	21,346
150		Torchmark Corp.	7,830
280		UnumProvident Corp.	5,130
200	@@	XL Capital Ltd.	14,884

			553,170

		Internet: 0.1%
490	@	eBay, Inc.	16,175
100	@	Monster Worldwide, Inc.	2,868
1,050	@	Symantec Corp.	22,827
1,090	@	Yahoo!, Inc.	37,768

			79,638

		Iron/ Steel: 0.0%
230		Nucor Corp.	10,493
160		United States Steel Corp.	5,499

			15,992

		Leisure Time: 0.1%
120		Brunswick Corp.	5,198
450		Carnival Corp.	24,548
260		Harley-Davidson, Inc.	12,896
180		Sabre Holdings Corp.	3,591

			46,233

		Lodging: 0.1%
150		Harrah’s Entertainment, Inc.	10,811
300		Hilton Hotels Corp.	7,155
180		Marriott Intl., Inc.	12,279
160		Starwood Hotels & Resorts Worldwide, Inc.	9,371

			39,616

		Machinery — Diversified: 0.0%
60		Cummins, Inc.	4,477
200		Deere & Co.	13,098
140		Rockwell Automation, Inc.	6,819

			24,394

		Media: 0.4%
1,840	@	Comcast Corp.	56,488
110		Gannett Co., Inc.	7,824
490		McGraw-Hill Cos., Inc.	21,683
30		Meredith Corp.	1,472
30		New York Times Co.	935
2,320		News Corp. — Class A	37,538
3,820	@	Time Warner, Inc.	63,831
60		Tribune Co.	2,111
120	@	Univision Communications, Inc.	3,306
1,300		Viacom, Inc.	41,626
1,710		Walt Disney Co.	43,058

			279,872

		Mining: 0.0%
150		Freeport-McMoRan Copper & Gold, Inc.	5,616
100		Phelps Dodge Corp.	9,250

			14,866

		Miscellaneous Manufacturing: 0.7%
630		3M Co.	45,549
100		Cooper Industries Ltd.	6,390
380		Danaher Corp.	19,889
170		Dover Corp.	6,185
320		Eastman Kodak Co.	8,592
120		Eaton Corp.	7,188
8,750		General Electric Co.	303,188
1,210		Honeywell Intl., Inc.	44,322
230		Illinois Tool Works, Inc.	18,326
150	@@	Ingersoll-Rand Co. Ltd.	10,703
100		ITT Industries, Inc.	9,763
50		Pall Corp.	1,518
See Accompanying Notes to Financial Statements

ING GET Fund — Series N
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
120		Textron, Inc.	$9,102
150	@@	Tyco Intl., Ltd.	4,380

			495,095

		Office/Business Equipment: 0.0%
190		Pitney Bowes, Inc.	8,275
820	@	Xerox Corp.	11,307

			19,582

		Oil and Gas: 1.4%
80		Amerada Hess Corp.	8,521
160		Anadarko Petroleum Corp.	13,144
200		Apache Corp.	12,920
510		Burlington Resources, Inc.	28,172
2,750		ChevronTexaco Corp.	153,780
1,442		ConocoPhillips	82,901
660		Devon Energy Corp.	33,449
180		EOG Resources, Inc.	10,224
8,340		Exxon Mobil Corp.	479,299
110		Kerr-McGee Corp.	8,394
370		Marathon Oil Corp.	19,747
20		Noble Corp.	1,230
390		Occidental Petroleum Corp.	30,003
90		Sunoco, Inc.	10,231
240	@	Transocean, Inc.	12,953
250		Unocal Corp.	16,263
310		Valero Energy Corp.	24,524

			945,755

		Oil and Gas Services: 0.0%
20		BJ Services Co.	1,050
340		Halliburton Co.	16,259
10	@	National-Oilwell Varco, Inc.	475

			17,784

		Packaging and Containers: 0.0%
100		Ball Corp.	3,596
120	@	Pactiv Corp.	2,590
80	@	Sealed Air Corp.	3,983

			10,169

		Pharmaceuticals: 0.8%
140		Allergan, Inc.	11,934
160		AmerisourceBergen Corp.	11,064
780		Bristol-Myers Squibb Co.	19,484
700		Cardinal Health, Inc.	40,306
740	@	Caremark Rx, Inc.	32,945
90		Eli Lilly & Co.	5,014
120	@	Express Scripts, Inc.	5,998
30	@	Forest Laboratories, Inc.	1,166
350	@	Gilead Sciences, Inc.	15,397
180	@	Hospira, Inc.	7,020
80	@	King Pharmaceuticals, Inc.	834
240	@	Medco Health Solutions, Inc.	12,806
1,780		Merck & Co., Inc.	54,824
10,100		Pfizer, Inc.	278,557
1,990		Schering-Plough Corp.	37,929
100	@	Watson Pharmaceuticals, Inc.	2,956
1,070		Wyeth	47,615

			585,849

		Pipelines: 0.0%
200		El Paso Corp.	2,304
30		Kinder Morgan, Inc.	2,496
420		Williams Cos., Inc.	7,980

			12,780

		Real Estate Investment Trusts: 0.1%
80		Apartment Investment & Management Co.	3,274
330		Equity Office Properties Trust	10,923
230		Equity Residential	8,469
180		Simon Property Group, Inc.	13,047

			35,713

		Retail: 0.9%
20	@	Autonation, Inc.	410
230	@	Bed Bath & Beyond, Inc.	9,609
470		Best Buy Co., Inc.	32,219
180		Circuit City Stores, Inc.	3,112
410		Costco Wholesale Corp.	18,376
60		CVS Corp.	1,744
200		Darden Restaurants, Inc.	6,596
110		Dillard’s, Inc.	2,576
150		Family Dollar Stores, Inc.	3,915
240		Federated Department Stores, Inc.	17,587
670		Gap, Inc.	13,233
3,020		Home Depot, Inc.	117,478
410		J.C. Penney Co., Inc. Holding Co.	21,558
30	@	Kohl’s Corp.	1,677
30		Limited Brands, Inc.	643
320		Lowe’s Cos., Inc.	18,630
30		May Department Stores Co.	1,205
1,070		McDonald’s Corp.	29,693
110		Nordstrom, Inc.	7,477
130	@	Office Depot, Inc.	2,969
150	@	Sears Holdings Corp.	22,481
1,095		Staples, Inc.	23,345
370	@	Starbucks Corp.	19,114
710		Target Corp.	38,631
400		TJX Cos., Inc.	9,740
300	@	Toys “R” Us, Inc.	7,944
2,730		Wal-Mart Stores, Inc.	131,586
1,650		Walgreen Co.	75,884
100		Wendy’s Intl., Inc.	4,765
230		Yum! Brands, Inc.	11,978

			656,175

		Savings and Loans: 0.1%
240		Golden West Financial Corp.	15,451
700		Washington Mutual, Inc.	28,483

			43,934

		Semiconductors: 0.5%
290	@	Altera Corp.	5,748
330		Analog Devices, Inc.	12,312
1,390		Applied Materials, Inc.	22,490
240	@	Broadcom Corp.	8,522
284	@	Freescale Semiconductor, Inc.	6,015
8,430		Intel Corp.	219,685
160		KLA-Tencor Corp.	6,992
250		Linear Technology Corp.	9,173
260		Maxim Integrated Products, Inc.	9,935
330		National Semiconductor Corp.	7,270
120	@	Novellus Systems, Inc.	2,965
140	@	Nvidia Corp.	3,741
80	@	QLogic Corp.	2,470
1,330		Texas Instruments, Inc.	37,333

			354,651

		Software: 0.6%
780		Adobe Systems, Inc.	22,324
370		Autodesk, Inc.	12,717
470		Automatic Data Processing, Inc.	19,726
320	@	BMC Software, Inc.	5,744
120	@	Citrix Systems, Inc.	2,599
224		Computer Associates Intl., Inc.	6,156
470	@	Compuware Corp.	3,379
270	@	Electronic Arts, Inc.	15,285
663		First Data Corp.	26,613
170	@	Fiserv, Inc.	7,302
250		IMS Health, Inc.	6,193
250	@	Intuit, Inc.	11,278
See Accompanying Notes to Financial Statements

ING GET Fund — Series N
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
80	@	Mercury Interactive Corp.	$3,069
8,060		Microsoft Corp.	200,209
460	@	Novell, Inc.	2,852
7,220	@	Oracle Corp.	95,303
430	@	Parametric Technology Corp.	2,743
370		Siebel Systems, Inc.	3,293
360	@	Veritas Software Corp.	8,784

			455,569

		Telecommunications: 0.8%
260		Alltel Corp.	16,193
820		AT&T Corp.	15,613
470	@	Avaya, Inc.	3,910
1,460		BellSouth Corp.	38,792
170		CenturyTel, Inc.	5,887
5,770	@	Cisco Systems, Inc.	110,264
270		Citizens Communications Co.	3,629
170	@	Comverse Technology, Inc.	4,021
580	@	Corning, Inc.	9,640
3,280		Motorola, Inc.	59,893
900	@	Nextel Communications, Inc.	29,079
1,420		QUALCOMM, Inc.	46,874
2,630		SBC Communications, Inc.	62,463
220		Scientific-Atlanta, Inc.	7,319
140		Sprint Corp.	3,513
460	@	Tellabs, Inc.	4,002
3,750		Verizon Communications, Inc.	129,562

			550,654

		Textiles: 0.0%
180		Cintas Corp.	6,948

			6,948

		Toys/Games/Hobbies: 0.0%
150		Hasbro, Inc.	3,119
170		Mattel, Inc.	3,111

			6,230

		Transportation: 0.2%
330		Burlington Northern Santa Fe Corp.	15,536
340		CSX Corp.	14,504
270		FedEx Corp.	21,873
340		Norfolk Southern Corp.	10,526
210		Union Pacific Corp.	13,608
960		United Parcel Service, Inc.	66,395

			142,442

		Total Common Stock (Cost $8,937,096)	9,644,032

CORPORATE BONDS/NOTES: 5.6%
		Diversified Financial Services: 5.6%
$4,000,000		General Electric Capital Corp., 5.000%, due 06/15/07	4,070,308

		Total Corporate Bonds/Notes (Cost $4,089,254)	4,070,308

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.8%
		Federal Home Loan Bank: 39.7%
30,000,000		3.880%, due 09/15/06	28,634,460

			28,634,460

		Federal Home Loan Mortgage Corporation: 19.9%
5,000,000		3.710%, due 07/15/06	4,811,355
6,250,000		3.710%, due 07/15/06	6,014,194
3,750,000		3.870%, due 01/15/07	3,535,380

			14,360,929

		Federal National Mortgage Association: 13.2%
10,000,000		3.830%, due 09/15/06	9,551,420

			9,551,420

		Total U.S. Government Agency Obligations (Cost $52,428,262)	52,546,809

U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury STRIP: 7.8%
2,923,000		3.570%, due 05/15/06	2,834,650
2,888,000		3.620%, due 11/15/06	2,750,008

		Total U.S. Treasury Obligations (Cost $5,595,276)	5,584,658

		Total Long-Term Investments (Cost $71,049,889)	71,845,807

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
339,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $339,032 to be received upon repurchase (Collateralized by $355,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $346,066, due 05/19/08	339,000

		Total Short-Term Investments (Cost $339,000)	339,000

Total Investments In Securities (Cost $71,388,889)*	100.1%	$72,184,807
Other Assets and Liabilities-Net	(0.1)	(38,335)

Net Assets	100.0%	$72,146,472

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $71,646,270. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$918,828
Gross Unrealized Depreciation	(380,291)

Net Unrealized Appreciation	$538,537

See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 7.6%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$2,071
230		Omnicom Group, Inc.	18,367

			20,438

		Aerospace/ Defense: 0.2%
620		Boeing Co.	40,921
250		General Dynamics Corp.	27,385
40		Goodrich Corp.	1,638
40		L-3 Communications Holdings, Inc.	3,063
590		Lockheed Martin Corp.	38,273
300		Northrop Grumman Corp.	16,575
350		Raytheon Co.	13,692
140		Rockwell Collins, Inc.	6,675
760		United Technologies Corp.	39,026

			187,248

		Agriculture: 0.2%
1,650		Altria Group, Inc.	106,689
920		Archer-Daniels-Midland Co.	19,670
390		Monsanto Co.	24,519
140		Reynolds American, Inc.	11,032
200		UST, Inc.	9,132

			171,042

		Apparel: 0.1%
560	@	Coach, Inc.	18,799
100		Jones Apparel Group, Inc.	3,104
140		Liz Claiborne, Inc.	5,566
340		Nike, Inc.	29,445
40		Reebok Intl., Ltd.	1,673
140		VF Corp.	8,011

			66,598

		Auto Manufacturers: 0.0%
1,570		Ford Motor Co.	16,077
67		PACCAR, Inc.	4,556

			20,633

		Auto Parts and Equipment: 0.0%
250	@	Goodyear Tire & Rubber Co.	3,725
150		Johnson Controls, Inc.	8,450

			12,175

		Banks: 0.5%
270		AmSouth Bancorporation	7,020
6,034		Bank of America Corp.	275,210
210		BB&T Corp.	8,394
220		Comerica, Inc.	12,716
10		Compass Bancshares, Inc.	450
50		First Horizon National Corp.	2,110
50		Huntington Bancshares, Inc.	1,207
530		KeyCorp	17,570
80		M & T Bank Corp.	8,413
160		Marshall & Ilsley Corp.	7,112
150		Mellon Financial Corp.	4,304
480		National City Corp.	16,378
360		North Fork Bancorporation, Inc.	10,112
150		Northern Trust Corp.	6,839
220		PNC Financial Services Group, Inc.	11,981
250		State Street Corp.	12,063
260		SunTrust Banks, Inc.	18,782
60		The Bank of New York Co., Inc.	1,727
1,370		U.S. Bancorp	40,004
1,188		Wachovia Corp.	58,924
1,250		Wells Fargo & Co.	76,974
70		Zions Bancorporation	5,147

			603,437

		Beverages: 0.2%
290		Anheuser-Busch Cos., Inc.	13,268
120		Brown-Forman Corp.	7,255
2,800		Coca-Cola Co.	116,899
270		Coca-Cola Enterprises, Inc.	5,943
60		Molson Coors Brewing Co.	3,720
150		Pepsi Bottling Group, Inc.	4,292
2,140		PepsiCo, Inc.	115,410

			266,787

		Biotechnology: 0.1%
954	@	Amgen, Inc.	57,679
190	@	Genzyme Corp.	11,417
40	@	Millipore Corp.	2,269

			71,365

		Building Materials: 0.0%
150		American Standard Cos., Inc.	6,288
340		Masco Corp.	10,798
120		Vulcan Materials Co.	7,799

			24,885

		Chemicals: 0.1%
170		Air Products & Chemicals, Inc.	10,251
770		Dow Chemical Co.	34,288
840		E.I. du Pont de Nemours & Co.	36,128
60		Eastman Chemical Co.	3,309
50		Engelhard Corp.	1,428
110		International Flavors & Fragrances, Inc.	3,984
230		PPG Industries, Inc.	14,435
250		Praxair, Inc.	11,650
170		Rohm & Haas Co.	7,878
110		Sherwin-Williams Co.	5,180
50		Sigma-Aldrich Corp.	2,802

			131,333

See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.1%
860		Cendant Corp.	$19,238
190		Equifax, Inc.	6,785
60		H&R Block, Inc.	3,501
430		McKesson Corp.	19,260
200		Moody’s Corp.	8,992
450		Paychex, Inc.	14,643
170		R.R. Donnelley & Sons Co.	5,867
120		Robert Half Intl., Inc.	2,996

			81,282

		Computers: 0.4%
1,210	@	Apple Computer, Inc.	44,540
150	@	Computer Sciences Corp.	6,555
3,620	@	Dell, Inc.	143,026
190		Electronic Data Systems Corp.	3,658
3,120	@	EMC Corp.	42,775
2,209		Hewlett-Packard Co.	51,934
1,220		International Business Machines Corp.	90,524
100	@	Lexmark Intl., Inc.	6,483
220	@	NCR Corp.	7,726
540	@	Network Appliance, Inc.	15,266
4,960	@	Sun Microsystems, Inc.	18,501
220	@	Sungard Data Systems, Inc.	7,737
460	@	Unisys Corp.	2,912

			441,637

		Cosmetics/ Personal Care: 0.2%
65		Alberto-Culver Co.	2,816
170		Avon Products, Inc.	6,435
440		Colgate-Palmolive Co.	21,960
760		Gillette Co.	38,479
2,050		Procter & Gamble Co.	108,138

			177,828

		Distribution/ Wholesale: 0.0%
140		Genuine Parts Co.	5,753
60		W.W. Grainger, Inc.	3,287

			9,040

		Diversified Financial Services: 0.4%
970		American Express Co.	51,633
80		Bear Stearns Cos., Inc.	8,315
180		Capital One Financial Corp.	14,402
280		Charles Schwab Corp.	3,158
270		CIT Group, Inc.	11,602
1,960		Citigroup, Inc.	90,610
718		Countrywide Financial Corp.	27,722
250	@	E*TRADE Financial Corp.	3,498
740		Fannie Mae	43,216
50		Federated Investors, Inc.	1,501
150		Franklin Resources, Inc.	11,547
530		Freddie Mac	34,572
330		Goldman Sachs Group, Inc.	33,667
260		JPMorgan Chase & Co.	9,183
400		Lehman Brothers Holdings, Inc.	39,712
95		MBNA Corp.	2,485
710		Merrill Lynch & Co., Inc.	39,057
900		Morgan Stanley	47,223
430	@	Providian Financial Corp.	7,581
330		SLM Corp.	16,764
50		T. Rowe Price Group, Inc.	3,130

			500,578

		Electric: 0.2%
550	@	AES Corp.	9,009
120	@	Allegheny Energy, Inc.	3,026
170		Ameren Corp.	9,401
330		American Electric Power Co., Inc.	12,167
360		CenterPoint Energy, Inc.	4,756
80		Cinergy Corp.	3,586
310	@	CMS Energy Corp.	4,669
210		Consolidated Edison, Inc.	9,836
150		Constellation Energy Group, Inc.	8,654
140		Dominion Resources, Inc.	10,275
880		Duke Energy Corp.	26,162
280		Edison Intl.	11,354
180		Entergy Corp.	13,599
290		Exelon Corp.	14,886
280		FirstEnergy Corp.	13,471
370		FPL Group, Inc.	15,562
120		NiSource, Inc.	2,968
310		PG&E Corp.	11,637
180		PPL Corp.	10,688
60		Progress Energy, Inc.	2,714
180		Public Service Enterprise Group, Inc.	10,948
640		Southern Co.	22,189
170		TECO Energy, Inc.	3,215
350		TXU Corp.	29,081
110		Xcel Energy, Inc.	2,147

			266,000

		Electrical Components and Equipment: 0.0%
320		Emerson Electric Co.	20,042

			20,042

		Electronics: 0.0%
330	@	Agilent Technologies, Inc.	7,597
210		Applera Corp. — Applied Biosystems Group	4,131
20	@	Fisher Scientific Intl., Inc.	1,298
140	@	Jabil Circuit, Inc.	4,302
90		Parker Hannifin Corp.	5,581
140		PerkinElmer, Inc.	2,646
1,320	@	Solectron Corp.	5,003
30		Tektronix, Inc.	698
120	@	Thermo Electron Corp.	3,224
130	@	Waters Corp.	4,832

			39,312

		Engineering and Construction: 0.0%
20		Fluor Corp.	1,152

			1,152

		Entertainment: 0.0%
250		International Game Technology	7,038

			7,038

		Environmental Control: 0.0%
420		Waste Management, Inc.	11,903

			11,903

		Food: 0.1%
100		Albertson’s, Inc.	2,068
240		Campbell Soup Co.	7,385
40		ConAgra Foods, Inc.	926
450		General Mills, Inc.	21,055
270		H.J. Heinz Co.	9,563
170		Hershey Co.	10,557
300		Kellogg Co.	13,332
50	@	Kroger Co.	952
160		McCormick & Co., Inc.	5,229
340		Safeway, Inc.	7,681
600		Sara Lee Corp.	11,886
190		SUPERVALU, Inc.	6,196
250		Wm. Wrigley Jr. Co.	17,210

			114,040

See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper: 0.0%
200		Georgia-Pacific Corp.	$6,361
40		International Paper Co.	1,208
90		Louisiana-Pacific Corp.	2,212
160		MeadWestvaco Corp.	4,486
140		Plum Creek Timber Co., Inc.	5,082
90		Temple-Inland, Inc.	3,344

			22,693

		Gas: 0.0%
190		KeySpan Corp.	7,733
220		Sempra Energy	9,088

			16,821

		Hand/ Machine Tools: 0.0%
110		Black & Decker Corp.	9,884
20		Snap-On, Inc.	686
100		Stanley Works	4,554

			15,124

		Healthcare — Products: 0.3%
40		Bausch & Lomb, Inc.	3,320
460		Baxter Intl., Inc.	17,066
370		Becton Dickinson & Co.	19,414
190		Biomet, Inc.	6,582
580	@	Boston Scientific Corp.	15,660
120		C.R. Bard, Inc.	7,981
470		Guidant Corp.	31,631
2,420		Johnson & Johnson	157,299
920		Medtronic, Inc.	47,647
280	@	St. Jude Medical, Inc.	12,211
80	@	Zimmer Holdings, Inc.	6,094

			324,905

		Healthcare — Services: 0.2%
430		Aetna, Inc.	35,613
310		HCA, Inc.	17,568
230	@	Humana, Inc.	9,140
100	@	Laboratory Corp. of America Holdings	4,990
80		Quest Diagnostics, Inc.	4,262
1,890		UnitedHealth Group, Inc.	98,544
760	@	WellPoint, Inc.	52,926

			223,043

		Home Furnishings: 0.0%
150		Leggett & Platt, Inc.	3,987
30		Whirlpool Corp.	2,103

			6,090

		Household Products/ Wares: 0.0%
10		Avery Dennison Corp.	530
130		Clorox Co.	7,244
110		Fortune Brands, Inc.	9,767
400		Kimberly-Clark Corp.	25,036

			42,577

		Housewares: 0.0%
210		Newell Rubbermaid, Inc.	5,006

			5,006

		Insurance: 0.4%
350	@@	ACE Ltd.	15,698
380		AFLAC, Inc.	16,446
1,000		Allstate Corp.	59,749
80		AMBAC Financial Group, Inc.	5,581
1,950		American Intl. Group, Inc.	113,294
240		Aon Corp.	6,010
280		Chubb Corp.	23,971
190		CIGNA Corp.	20,336
141		Cincinnati Financial Corp.	5,578
250		Hartford Financial Services Group, Inc.	18,695
110		Jefferson-Pilot Corp.	5,546
130		Lincoln National Corp.	6,100
130		Loews Corp.	10,075
110		MBIA, Inc.	6,524
1,080		MetLife, Inc.	48,535
120		MGIC Investment Corp.	7,826
230		Principal Financial Group	9,637
250		Progressive Corp.	24,703
670		Prudential Financial, Inc.	43,992
170		Safeco Corp.	9,238
490		St. Paul Travelers Cos., Inc.	19,370
80		Torchmark Corp.	4,176
230		UnumProvident Corp.	4,214
200	@@	XL Capital Ltd.	14,884

			500,178

		Internet: 0.1%
450	@	eBay, Inc.	14,855
50	@	Monster Worldwide, Inc.	1,434
1,040	@	Symantec Corp.	22,610
1,000	@	Yahoo!, Inc.	34,649

			73,548

		Iron/ Steel: 0.0%
210		Nucor Corp.	9,580
160		United States Steel Corp.	5,499

			15,079

		Leisure Time: 0.1%
110		Brunswick Corp.	4,765
410		Carnival Corp.	22,366
230		Harley-Davidson, Inc.	11,408
160		Sabre Holdings Corp.	3,192

			41,731

		Lodging: 0.0%
130		Harrah’s Entertainment, Inc.	9,369
280		Hilton Hotels Corp.	6,678
160		Marriott Intl., Inc.	10,915
170		Starwood Hotels & Resorts Worldwide, Inc.	9,957

			36,919

		Machinery — Diversified: 0.0%
60		Cummins, Inc.	4,477
180		Deere & Co.	11,788
130		Rockwell Automation, Inc.	6,332

			22,597

		Media: 0.2%
1,680	@	Comcast Corp.	51,575
100		Gannett Co., Inc.	7,113
480		McGraw-Hill Cos., Inc.	21,240
50		Meredith Corp.	2,453
30		New York Times Co.	935
2,120		News Corp. — Class A	34,302
3,490	@	Time Warner, Inc.	58,317
20		Tribune Co.	704
110	@	Univision Communications, Inc.	3,031
1,190		Viacom, Inc.	38,104
1,560		Walt Disney Co.	39,281

			257,055

		Mining: 0.0%
140		Freeport-McMoRan Copper & Gold, Inc.	5,242
90		Phelps Dodge Corp.	8,325

			13,567

See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.4%
580		3M Co.	$41,934
70		Cooper Industries Ltd.	4,473
350		Danaher Corp.	18,319
160		Dover Corp.	5,821
220		Eastman Kodak Co.	5,907
120		Eaton Corp.	7,188
7,940		General Electric Co.	275,120
1,040		Honeywell Intl., Inc.	38,095
210		Illinois Tool Works, Inc.	16,733
130	@@	Ingersoll-Rand Co. Ltd.	9,276
70		ITT Industries, Inc.	6,834
50		Pall Corp.	1,518
110		Textron, Inc.	8,344
140	@@	Tyco Intl., Ltd.	4,088

			443,650

		Office/ Business Equipment: 0.0%
180		Pitney Bowes, Inc.	7,839
730	@	Xerox Corp.	10,067

			17,906

		Oil and Gas: 0.8%
80		Amerada Hess Corp.	8,521
150		Anadarko Petroleum Corp.	12,323
184		Apache Corp.	11,886
480		Burlington Resources, Inc.	26,515
2,510		ChevronTexaco Corp.	140,359
1,322		ConocoPhillips	76,002
600		Devon Energy Corp.	30,408
130		EOG Resources, Inc.	7,384
7,620		Exxon Mobil Corp.	437,921
90		Kerr-McGee Corp.	6,868
340		Marathon Oil Corp.	18,146
30		Noble Corp.	1,845
380		Occidental Petroleum Corp.	29,233
90		Sunoco, Inc.	10,231
180	@	Transocean, Inc.	9,715
260		Unocal Corp.	16,913
320		Valero Energy Corp.	25,315

			869,585

		Oil and Gas Services: 0.0%
40		BJ Services Co.	2,099
280		Halliburton Co.	13,390
10	@	National-Oilwell Varco, Inc.	475

			15,964

		Packaging and Containers: 0.0%
90		Ball Corp.	3,236
60	@	Pactiv Corp.	1,295
100	@	Sealed Air Corp.	4,979

			9,510

		Pharmaceuticals: 0.5%
100		Allergan, Inc.	8,524
120		AmerisourceBergen Corp.	8,298
710		Bristol-Myers Squibb Co.	17,736
640		Cardinal Health, Inc.	36,851
670	@	Caremark Rx, Inc.	29,828
80		Eli Lilly & Co.	4,457
120	@	Express Scripts, Inc.	5,998
30	@	Forest Laboratories, Inc.	1,166
330	@	Gilead Sciences, Inc.	14,517
120	@	Hospira, Inc.	4,680
180	@	King Pharmaceuticals, Inc.	1,876
207	@	Medco Health Solutions, Inc.	11,046
1,630		Merck & Co., Inc.	50,203
9,232		Pfizer, Inc.	254,618
1,820		Schering-Plough Corp.	34,689
90	@	Watson Pharmaceuticals, Inc.	2,660
1,020		Wyeth	45,389

			532,536

		Pipelines: 0.0%
180		El Paso Corp.	2,074
70		Kinder Morgan, Inc.	5,824
350		Williams Cos., Inc.	6,650

			14,548

		Real Estate Investment Trusts: 0.0%
120		Apartment Investment & Management Co.	4,910
300		Equity Office Properties Trust	9,930
210		Equity Residential	7,732
70		ProLogis	2,817
160		Simon Property Group, Inc.	11,599

			36,988

		Retail: 0.5%
20	@	Autonation, Inc.	410
240	@	Bed Bath & Beyond, Inc.	10,027
440		Best Buy Co., Inc.	30,162
150		Circuit City Stores, Inc.	2,594
400		Costco Wholesale Corp.	17,928
60		CVS Corp.	1,744
200		Darden Restaurants, Inc.	6,596
50		Dillard’s, Inc.	1,171
70		Family Dollar Stores, Inc.	1,827
220		Federated Department Stores, Inc.	16,122
610		Gap, Inc.	12,048
2,760		Home Depot, Inc.	107,363
360		J.C. Penney Co., Inc. Holding Co.	18,929
20	@	Kohl’s Corp.	1,118
30		Limited Brands, Inc.	643
300		Lowe’s Cos., Inc.	17,466
20		May Department Stores Co.	803
980		McDonald’s Corp.	27,195
100		Nordstrom, Inc.	6,797
20	@	Office Depot, Inc.	457
160	@	Sears Holdings Corp.	23,979
930		Staples, Inc.	19,828
340	@	Starbucks Corp.	17,564
660		Target Corp.	35,911
380		TJX Cos., Inc.	9,253
280	@	Toys “R” Us, Inc.	7,414
2,500		Wal-Mart Stores, Inc.	120,499
1,510		Walgreen Co.	69,444
90		Wendy’s Intl., Inc.	4,289
210		Yum! Brands, Inc.	10,937

			600,518

		Savings and Loans: 0.1%
220		Golden West Financial Corp.	14,164
670		Washington Mutual, Inc.	27,262

			41,426

		Semiconductors: 0.3%
290	@	Altera Corp.	5,748
280		Analog Devices, Inc.	10,447
1,270		Applied Materials, Inc.	20,549
220	@	Broadcom Corp.	7,812
252	@	Freescale Semiconductor, Inc.	5,337
7,700		Intel Corp.	200,661
140		KLA-Tencor Corp.	6,118
230		Linear Technology Corp.	8,439
240		Maxim Integrated Products, Inc.	9,170
270		National Semiconductor Corp.	5,948
50	@	Novellus Systems, Inc.	1,236
See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
60	@	Nvidia Corp.	$1,603
140	@	QLogic Corp.	4,322
1,310		Texas Instruments, Inc.	36,772

			324,162

		Software: 0.4%
700		Adobe Systems, Inc.	20,034
300		Autodesk, Inc.	10,311
450		Automatic Data Processing, Inc.	18,887
170	@	BMC Software, Inc.	3,052
130	@	Citrix Systems, Inc.	2,816
200		Computer Associates Intl., Inc.	5,496
560	@	Compuware Corp.	4,026
240	@	Electronic Arts, Inc.	13,586
600		First Data Corp.	24,084
150	@	Fiserv, Inc.	6,443
180		IMS Health, Inc.	4,459
230	@	Intuit, Inc.	10,375
60	@	Mercury Interactive Corp.	2,302
7,370		Microsoft Corp.	183,070
490	@	Novell, Inc.	3,038
6,600	@	Oracle Corp.	87,119
400	@	Parametric Technology Corp.	2,552
400		Siebel Systems, Inc.	3,560
320	@	Veritas Software Corp.	7,808

			413,018

		Telecommunications: 0.4%
240		Alltel Corp.	14,947
746		AT&T Corp.	14,204
500	@	Avaya, Inc.	4,160
1,330		BellSouth Corp.	35,338
180		CenturyTel, Inc.	6,233
5,170	@	Cisco Systems, Inc.	98,799
200		Citizens Communications Co.	2,688
170	@	Comverse Technology, Inc.	4,021
530	@	Corning, Inc.	8,809
3,180		Motorola, Inc.	58,067
820	@	Nextel Communications, Inc.	26,494
1,260		QUALCOMM, Inc.	41,593
2,400		SBC Communications, Inc.	57,000
220		Scientific-Atlanta, Inc.	7,319
120		Sprint Corp.	3,011
530	@	Tellabs, Inc.	4,611
3,430		Verizon Communications, Inc.	118,506

			505,800

		Textiles: 0.0%
110		Cintas Corp.	4,246

			4,246

		Toys/ Games/ Hobbies: 0.0%
260		Hasbro, Inc.	5,405
320		Mattel, Inc.	5,856

			11,261

		Transportation: 0.1%
320		Burlington Northern Santa Fe Corp.	15,066
280		CSX Corp.	11,945
250		FedEx Corp.	20,253
310		Norfolk Southern Corp.	9,598
200		Union Pacific Corp.	12,960
850		United Parcel Service, Inc.	58,785

			128,607

		Total Common Stock (Cost $8,307,312)	8,832,451

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.2%
		Federal Home Loan Mortgage Corporation: 21.2%
$6,250,000		3.870%, due 01/15/07	5,892,300
20,000,000		3.880%, due 01/26/07	18,831,700

			24,724,000

		Federal National Mortgage Association: 32.6%
40,000,000		3.860%, due 12/15/06	37,836,600

			37,836,600

		Other U.S. Agency Obligations: 18.4%
13,420,000		FICO STRIP, 3.720%, due 09/07/06	12,843,530
6,210,000		FICO STRIP, 3.820%, due 12/06/06	5,882,590
2,894,000		FICO STRIP, 3.830%, due 12/27/06	2,735,279

			21,461,399

		Total U.S. Government Agency Obligations (Cost $83,792,657)	84,021,999

U.S. TREASURY OBLIGATIONS: 3.7%
		U.S. Treasury STRIP: 3.7%
4,584,000		3.600%, due 02/15/07	4,326,897

		Total U.S. Treasury Obligations (Cost $4,337,603)	4,326,897

OTHER BONDS: 16.0%
		Sovereign: 16.0%
1,113,000		Israel Trust, 3.790%, due 11/15/06	1,057,060
5,800,000		Israel Trust, 3.790%, due 11/15/06	5,508,486
12,673,000		Turkey Trust, 3.790%, due 11/15/06	12,036,042

		Total Other Bonds (Cost $18,473,910)	18,601,588

		Total Long-Term Investments (Cost $114,911,482)	115,782,935

See Accompanying Notes to Financial Statements

ING GET Fund — Series P
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
$690,000	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $690,064 to be received upon repurchase (Collateralized by $725,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $706,755, due 05/19/08	$690,000

	Total Short-Term Investments (Cost $690,000)	690,000

Total Investments In Securities (Cost $115,601,482)*	100.1%	$116,472,935
Other Assets and Liabilities-Net	(0.1)	(99,897)

Net Assets	100.0%	$116,373,038

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $115,780,058. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,245,629
Gross Unrealized Depreciation	(552,752)

Net Unrealized Appreciation	$692,877

See Accompanying Notes to Financial Statements

ING GET Fund — Series Q
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 19.7%
		Advertising: 0.1%
950	@	Interpublic Group of Cos., Inc.	$11,571
700		Omnicom Group, Inc.	55,902

			67,473

		Aerospace/Defense: 0.4%
1,800		Boeing Co.	118,799
750		General Dynamics Corp.	82,155
50		Goodrich Corp.	2,048
50		L-3 Communications Holdings, Inc.	3,829
1,700		Lockheed Martin Corp.	110,279
874		Northrop Grumman Corp.	48,289
1,050		Raytheon Co.	41,076
420		Rockwell Collins, Inc.	20,026
2,160		United Technologies Corp.	110,916

			537,417

		Agriculture: 0.4%
4,770		Altria Group, Inc.	308,428
2,480		Archer-Daniels-Midland Co.	53,022
1,140		Monsanto Co.	71,672
400		Reynolds American, Inc.	31,520
600		UST, Inc.	27,396

			492,038

		Apparel: 0.2%
1,500	@	Coach, Inc.	50,355
240		Jones Apparel Group, Inc.	7,450
430		Liz Claiborne, Inc.	17,097
1,000		Nike, Inc.	86,599
130		Reebok Intl., Ltd.	5,438
350		VF Corp.	20,027

			186,966

		Auto Manufacturers: 0.1%
4,520		Ford Motor Co.	46,285
200	@	Navistar Intl. Corp.	6,400
195		PACCAR, Inc.	13,260

			65,945

		Auto Parts and Equipment: 0.0%
730	@	Goodyear Tire & Rubber Co.	10,877
380		Johnson Controls, Inc.	21,405

			32,282

		Banks: 1.3%
1,000		AmSouth Bancorporation	26,000
17,430		Bank of America Corp.	794,981
600		BB&T Corp.	23,982
650		Comerica, Inc.	37,570
250		Compass Bancshares, Inc.	11,250
130		First Horizon National Corp.	5,486
50		Huntington Bancshares, Inc.	1,207
1,540		KeyCorp	51,051
250		M & T Bank Corp.	26,290
470		Marshall & Ilsley Corp.	20,892
450		Mellon Financial Corp.	12,911
1,370		National City Corp.	46,744
975		North Fork Bancorporation, Inc.	27,388
450		Northern Trust Corp.	20,516
650		PNC Financial Services Group, Inc.	35,399
730		State Street Corp.	35,223
760		SunTrust Banks, Inc.	54,902
150		The Bank of New York Co., Inc.	4,317
3,920		U.S. Bancorp	114,464
3,415		Wachovia Corp.	169,384
3,600		Wells Fargo & Co.	221,688
100		Zions Bancorporation	7,353

			1,748,998

		Beverages: 0.6%
860		Anheuser-Busch Cos., Inc.	39,345
300		Brown-Forman Corp.	18,138
8,090		Coca-Cola Co.	337,757
800		Coca-Cola Enterprises, Inc.	17,608
200		Molson Coors Brewing Co.	12,400
580		Pepsi Bottling Group, Inc.	16,594
6,150		PepsiCo, Inc.	331,670

			773,512

		Biotechnology: 0.2%
2,656	@	Amgen, Inc.	160,581
550	@	Genzyme Corp.	33,050

			193,631

		Building Materials: 0.1%
420		American Standard Cos., Inc.	17,606
1,000		Masco Corp.	31,760
350		Vulcan Materials Co.	22,747

			72,113

		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	30,150
2,250		Dow Chemical Co.	100,192
2,450		E.I. du Pont de Nemours & Co.	105,374
250		Eastman Chemical Co.	13,788
350		Engelhard Corp.	9,993
300		International Flavors & Fragrances, Inc.	10,866
730		PPG Industries, Inc.	45,815
680		Praxair, Inc.	31,688
570		Rohm & Haas Co.	26,414
400		Sherwin-Williams Co.	18,836
250		Sigma-Aldrich Corp.	14,010

			407,126

		Commercial Services: 0.2%
2,450		Cendant Corp.	54,807
410		Equifax, Inc.	14,641
200		H&R Block, Inc.	11,670
1,260		McKesson Corp.	56,434
600		Moody’s Corp.	26,976
1,300		Paychex, Inc.	42,302
See Accompanying Notes to Financial Statements

ING GET Fund — Series Q
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
650		R.R. Donnelley & Sons Co.	$22,432
450		Robert Half Intl., Inc.	11,237

			240,499

		Computers: 1.0%
150	@	Affiliated Computer Services, Inc.	7,665
3,490	@	Apple Computer, Inc.	128,467
550	@	Computer Sciences Corp.	24,035
10,470	@	Dell, Inc.	413,669
550		Electronic Data Systems Corp.	10,588
9,050	@	EMC Corp.	124,076
6,087		Hewlett-Packard Co.	143,104
3,510		International Business Machines Corp.	260,441
250	@	Lexmark Intl., Inc.	16,208
650	@	NCR Corp.	22,828
1,450	@	Network Appliance, Inc.	40,992
14,990	@	Sun Microsystems, Inc.	55,913
650	@	Sungard Data Systems, Inc.	22,861
1,000	@	Unisys Corp.	6,330

			1,277,177

		Cosmetics/Personal Care: 0.4%
300		Alberto-Culver Co.	12,999
500		Avon Products, Inc.	18,925
1,250		Colgate-Palmolive Co.	62,388
2,230		Gillette Co.	112,905
5,900		Procter & Gamble Co.	311,225

			518,442

		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	16,436
300		W.W. Grainger, Inc.	16,437

			32,873

		Diversified Financial Services: 1.1%
2,810		American Express Co.	149,575
230		Bear Stearns Cos., Inc.	23,906
510		Capital One Financial Corp.	40,805
1,200		Charles Schwab Corp.	13,536
650		CIT Group, Inc.	27,931
5,630		Citigroup, Inc.	260,274
2,078		Countrywide Financial Corp.	80,232
100	@	E*TRADE Financial Corp.	1,399
2,030		Fannie Mae	118,552
450		Franklin Resources, Inc.	34,641
1,500		Freddie Mac	97,845
950		Goldman Sachs Group, Inc.	96,919
750		JPMorgan Chase & Co.	26,490
1,260		Lehman Brothers Holdings, Inc.	125,093
285		MBNA Corp.	7,456
2,080		Merrill Lynch & Co., Inc.	114,421
2,600		Morgan Stanley	136,422
1,220	@	Providian Financial Corp.	21,509
910		SLM Corp.	46,228
150		T. Rowe Price Group, Inc.	9,390

			1,432,624

		Electric: 0.6%
1,500	@	AES Corp.	24,570
350	@	Allegheny Energy, Inc.	8,827
500		Ameren Corp.	27,650
820		American Electric Power Co., Inc.	30,233
650		CenterPoint Energy, Inc.	8,587
250		Cinergy Corp.	11,205
900	@	CMS Energy Corp.	13,554
550		Consolidated Edison, Inc.	25,762
450		Constellation Energy Group, Inc.	25,961
400		Dominion Resources, Inc.	29,356
2,550		Duke Energy Corp.	75,811
750		Edison Intl.	30,413
500		Entergy Corp.	37,775
850		Exelon Corp.	43,630
750		FirstEnergy Corp.	36,083
900		FPL Group, Inc.	37,854
350		NiSource, Inc.	8,656
870		PG&E Corp.	32,660
400		PPL Corp.	23,752
100		Progress Energy, Inc.	4,524
500		Public Service Enterprise Group, Inc.	30,410
1,880		Southern Co.	65,179
500		TECO Energy, Inc.	9,455
1,000		TXU Corp.	83,089
200		Xcel Energy, Inc.	3,904

			728,900

		Electrical Components and Equipment: 0.1%
930		Emerson Electric Co.	58,246

			58,246

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	28,774
640		Applera Corp. — Applied Biosystems Group	12,589
50	@	Fisher Scientific Intl., Inc.	3,245
460	@	Jabil Circuit, Inc.	14,136
250		Parker Hannifin Corp.	15,502
250		PerkinElmer, Inc.	4,725
2,400	@	Solectron Corp.	9,096
150		Tektronix, Inc.	3,491
500	@	Thermo Electron Corp.	13,435
350	@	Waters Corp.	13,010

			118,003

		Engineering and Construction: 0.0%
200		Fluor Corp.	11,518

			11,518

		Entertainment: 0.0%
750		International Game Technology	21,113

			21,113

		Environmental Control: 0.0%
1,220		Waste Management, Inc.	34,575

			34,575

		Food: 0.2%
150		Albertson’s, Inc.	3,102
700		Campbell Soup Co.	21,539
100		ConAgra Foods, Inc.	2,316
1,300		General Mills, Inc.	60,826
750		H.J. Heinz Co.	26,565
500		Hershey Co.	31,050
870		Kellogg Co.	38,663
150	@	Kroger Co.	2,855
400		McCormick & Co., Inc.	13,072
1,050		Safeway, Inc.	23,720
1,530		Sara Lee Corp.	30,309
350		SUPERVALU, Inc.	11,414
700		Wm. Wrigley Jr. Co.	48,188

			313,619

		Forest Products and Paper: 0.1%
550		Georgia-Pacific Corp.	17,490
120		International Paper Co.	3,625
350		Louisiana-Pacific Corp.	8,603
550		MeadWestvaco Corp.	15,422
400		Plum Creek Timber Co., Inc.	14,520
300		Temple-Inland, Inc.	11,145

			70,805

See Accompanying Notes to Financial Statements

ING GET Fund — Series Q
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
430		KeySpan Corp.	$17,501
630		Sempra Energy	26,025

			43,526

		Hand/Machine Tools: 0.0%
280		Black & Decker Corp.	25,158
100		Snap-On, Inc.	3,430
230		Stanley Works	10,474

			39,062

		Healthcare — Products: 0.7%
100		Bausch & Lomb, Inc.	8,300
1,350		Baxter Intl., Inc.	50,085
950		Becton Dickinson & Co.	49,847
550		Biomet, Inc.	19,052
1,880	@	Boston Scientific Corp.	50,760
300		C.R. Bard, Inc.	19,953
1,360		Guidant Corp.	91,528
6,900		Johnson & Johnson	448,499
2,650		Medtronic, Inc.	137,243
960	@	St. Jude Medical, Inc.	41,866
250	@	Zimmer Holdings, Inc.	19,043

			936,176

		Healthcare — Services: 0.5%
1,240		Aetna, Inc.	102,697
900		HCA, Inc.	51,003
600	@	Humana, Inc.	23,844
300	@	Laboratory Corp. of America Holdings	14,970
200		Quest Diagnostics, Inc.	10,654
5,480		UnitedHealth Group, Inc.	285,727
2,200	@	WellPoint, Inc.	153,208

			642,103

		Home Furnishings: 0.0%
230		Leggett & Platt, Inc.	6,113
100		Whirlpool Corp.	7,011

			13,124

		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,296
340		Clorox Co.	18,945
360		Fortune Brands, Inc.	31,968
1,090		Kimberly-Clark Corp.	68,223

			124,432

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	15,496

			15,496

		Insurance: 1.1%
1,080	@@	ACE Ltd.	48,438
1,110		AFLAC, Inc.	48,041
2,900		Allstate Corp.	173,275
230		AMBAC Financial Group, Inc.	16,045
5,650		American Intl. Group, Inc.	328,264
750		Aon Corp.	18,780
760		Chubb Corp.	65,064
550		CIGNA Corp.	58,867
201		Cincinnati Financial Corp.	7,952
700		Hartford Financial Services Group, Inc.	52,346
320		Jefferson-Pilot Corp.	16,134
400		Lincoln National Corp.	18,768
400		Loews Corp.	31,000
320		MBIA, Inc.	18,979
3,110		MetLife, Inc.	139,763
300		MGIC Investment Corp.	19,566
660		Principal Financial Group	27,654
700		Progressive Corp.	69,167
1,950		Prudential Financial, Inc.	128,037
540		Safeco Corp.	29,344
1,400		St. Paul Travelers Cos., Inc.	55,342
350		Torchmark Corp.	18,270
700		UnumProvident Corp.	12,824
570	@@	XL Capital Ltd.	42,419

			1,444,339

		Internet: 0.2%
1,300	@	eBay, Inc.	42,913
2,800	@	Symantec Corp.	60,872
2,950	@	Yahoo!, Inc.	102,218

			206,003

		Iron/Steel: 0.0%
600		Nucor Corp.	27,372
470		United States Steel Corp.	16,154

			43,526

		Leisure Time: 0.1%
210		Brunswick Corp.	9,097
1,200		Carnival Corp.	65,460
630		Harley-Davidson, Inc.	31,248
400		Sabre Holdings Corp.	7,980

			113,785

		Lodging: 0.1%
390		Harrah’s Entertainment, Inc.	28,107
1,000		Hilton Hotels Corp.	23,850
490		Marriott Intl., Inc.	33,428
550		Starwood Hotels & Resorts Worldwide, Inc.	32,214

			117,599

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	11,192
510		Deere & Co.	33,399
380		Rockwell Automation, Inc.	18,510

			63,101

		Media: 0.6%
4,850	@	Comcast Corp.	148,895
260		Gannett Co., Inc.	18,494
1,340		McGraw-Hill Cos., Inc.	59,295
170		Meredith Corp.	8,340
300		New York Times Co.	9,345
6,150		News Corp. — Class A	99,507
10,050	@	Time Warner, Inc.	167,935
90		Tribune Co.	3,166
300	@	Univision Communications, Inc.	8,265
3,430		Viacom, Inc.	109,829
4,350		Walt Disney Co.	109,533

			742,604

		Mining: 0.0%
400		Freeport-McMoRan Copper & Gold, Inc.	14,976
350		Phelps Dodge Corp.	32,375

			47,351

		Miscellaneous Manufacturing: 1.0%
1,680		3M Co.	121,464
200		Cooper Industries Ltd.	12,780
1,020		Danaher Corp.	53,387
450		Dover Corp.	16,371
780		Eastman Kodak Co.	20,943
400		Eaton Corp.	23,960
22,990		General Electric Co.	796,603
3,190		Honeywell Intl., Inc.	116,850
650		Illinois Tool Works, Inc.	51,792
400	@@	Ingersoll-Rand Co. Ltd.	28,540
240		ITT Industries, Inc.	23,431
350		Pall Corp.	10,626
See Accompanying Notes to Financial Statements

ING GET Fund — Series Q
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
430		Textron, Inc.	$32,616
400	@@	Tyco Intl., Ltd.	11,680

			1,321,043

		Office/Business Equipment: 0.0%
490		Pitney Bowes, Inc.	21,340
2,140	@	Xerox Corp.	29,510

			50,850

		Oil and Gas: 1.9%
120		Amerada Hess Corp.	12,781
450		Anadarko Petroleum Corp.	36,968
636		Apache Corp.	41,086
1,330		Burlington Resources, Inc.	73,469
7,250		ChevronTexaco Corp.	405,420
3,776		ConocoPhillips	217,082
1,730		Devon Energy Corp.	87,676
400		EOG Resources, Inc.	22,720
22,020		Exxon Mobil Corp.	1,265,488
250		Kerr-McGee Corp.	19,078
990		Marathon Oil Corp.	52,836
50		Noble Corp.	3,076
1,030		Occidental Petroleum Corp.	79,238
200		Sunoco, Inc.	22,736
600	@	Transocean, Inc.	32,382
640		Unocal Corp.	41,632
950		Valero Energy Corp.	75,155

			2,488,823

		Oil and Gas Services: 0.0%
50		BJ Services Co.	2,624
900		Halliburton Co.	43,038
50	@	National-Oilwell Varco, Inc.	2,377

			48,039

		Packaging and Containers: 0.0%
400		Ball Corp.	14,384
170	@	Pactiv Corp.	3,669
200	@	Sealed Air Corp.	9,958

			28,011

		Pharmaceuticals: 1.2%
250		Allergan, Inc.	21,310
440		AmerisourceBergen Corp.	30,426
2,050		Bristol-Myers Squibb Co.	51,209
1,830		Cardinal Health, Inc.	105,371
1,950	@	Caremark Rx, Inc.	86,814
250		Eli Lilly & Co.	13,928
400	@	Express Scripts, Inc.	19,992
90	@	Forest Laboratories, Inc.	3,497
1,000	@	Gilead Sciences, Inc.	43,990
450	@	Hospira, Inc.	17,550
790	@	King Pharmaceuticals, Inc.	8,232
629	@	Medco Health Solutions, Inc.	33,563
4,670		Merck & Co., Inc.	143,836
26,686		Pfizer, Inc.	736,000
5,250		Schering-Plough Corp.	100,065
250	@	Watson Pharmaceuticals, Inc.	7,390
2,900		Wyeth	129,050

			1,552,223

		Pipelines: 0.0%
500		El Paso Corp.	5,760
200		Kinder Morgan, Inc.	16,640
1,000		Williams Cos., Inc.	19,000

			41,400

		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	8,184
850		Equity Office Properties Trust	28,135
600		Equity Residential	22,092
200		ProLogis	8,048
450		Simon Property Group, Inc.	32,621

			99,080

		Retail: 1.4%
50	@	Autonation, Inc.	1,026
840	@	Bed Bath & Beyond, Inc.	35,095
1,250		Best Buy Co., Inc.	85,688
500		Circuit City Stores, Inc.	8,645
1,050		Costco Wholesale Corp.	47,061
200		CVS Corp.	5,814
500		Darden Restaurants, Inc.	16,490
290		Dillard’s, Inc.	6,792
400		Family Dollar Stores, Inc.	10,440
610		Federated Department Stores, Inc.	44,701
1,800		Gap, Inc.	35,550
7,960		Home Depot, Inc.	309,643
1,000		J.C. Penney Co., Inc. Holding Co.	52,580
50	@	Kohl’s Corp.	2,796
110		Limited Brands, Inc.	2,356
830		Lowe’s Cos., Inc.	48,323
50		May Department Stores Co.	2,008
2,810		McDonald’s Corp.	77,978
300		Nordstrom, Inc.	20,391
50	@	Office Depot, Inc.	1,142
430	@	Sears Holdings Corp.	64,444
2,940		Staples, Inc.	62,681
970	@	Starbucks Corp.	50,110
1,900		Target Corp.	103,379
1,320		TJX Cos., Inc.	32,142
600	@	Toys “R” Us, Inc.	15,888
7,210		Wal-Mart Stores, Inc.	347,521
4,360		Walgreen Co.	200,516
370		Wendy’s Intl., Inc.	17,631
610		Yum! Brands, Inc.	31,769

			1,740,600

		Savings and Loans: 0.1%
640		Golden West Financial Corp.	41,203
1,930		Washington Mutual, Inc.	78,532

			119,735

		Semiconductors: 0.7%
1,000	@	Altera Corp.	19,820
850		Analog Devices, Inc.	31,714
3,890		Applied Materials, Inc.	62,940
650	@	Broadcom Corp.	23,082
770	@	Freescale Semiconductor, Inc.	16,309
22,290		Intel Corp.	580,876
400		KLA-Tencor Corp.	17,480
850		Linear Technology Corp.	31,187
710		Maxim Integrated Products, Inc.	27,129
850		National Semiconductor Corp.	18,726
300	@	Novellus Systems, Inc.	7,413
400	@	Nvidia Corp.	10,688
200	@	QLogic Corp.	6,174
3,500		Texas Instruments, Inc.	98,244

			951,782

		Software: 0.9%
2,040		Adobe Systems, Inc.	58,385
970		Autodesk, Inc.	33,339
1,200		Automatic Data Processing, Inc.	50,364
670	@	BMC Software, Inc.	12,027
350	@	Citrix Systems, Inc.	7,581
590		Computer Associates Intl., Inc.	16,213
1,350	@	Compuware Corp.	9,707
700	@	Electronic Arts, Inc.	39,627
1,722		First Data Corp.	69,121
550	@	Fiserv, Inc.	23,623
500		IMS Health, Inc.	12,385
540	@	Intuit, Inc.	24,359
200	@	Mercury Interactive Corp.	7,672
See Accompanying Notes to Financial Statements

ING GET Fund — Series Q
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
21,480		Microsoft Corp.	$533,562
1,100	@	Novell, Inc.	6,820
19,110	@	Oracle Corp.	252,252
1,150	@	Parametric Technology Corp.	7,337
990		Siebel Systems, Inc.	8,811
1,140	@	Veritas Software Corp.	27,816

			1,201,001

		Telecommunications: 1.1%
710		Alltel Corp.	44,219
2,162		AT&T Corp.	41,164
1,250	@	Avaya, Inc.	10,400
3,840		BellSouth Corp.	102,029
370		CenturyTel, Inc.	12,813
15,110	@	Cisco Systems, Inc.	288,751
700		Citizens Communications Co.	9,408
610	@	Comverse Technology, Inc.	14,427
1,550	@	Corning, Inc.	25,761
9,200		Motorola, Inc.	167,992
2,350	@	Nextel Communications, Inc.	75,929
3,450		QUALCOMM, Inc.	113,885
6,940		SBC Communications, Inc.	164,825
650		Scientific-Atlanta, Inc.	21,626
350		Sprint Corp.	8,782
760	@	Tellabs, Inc.	6,612
9,900		Verizon Communications, Inc.	342,044

			1,450,667

		Textiles: 0.0%
450		Cintas Corp.	17,370

			17,370

		Toys/Games/Hobbies: 0.0%
460		Hasbro, Inc.	9,563
900		Mattel, Inc.	16,470

			26,033

		Transportation: 0.3%
870		Burlington Northern Santa Fe Corp.	40,960
900		CSX Corp.	38,394
740		FedEx Corp.	59,947
900		Norfolk Southern Corp.	27,864
550		Union Pacific Corp.	35,640
2,390		United Parcel Service, Inc.	165,292

			368,097

		Total Common Stock (Cost $23,571,754)	25,532,876

CORPORATE BONDS/NOTES: 4.7%
		Diversified Financial Services: 4.7%
$6,000,000		General Electric Capital Corp., 5.000%, due 06/15/07	6,105,462

		Total Corporate Bonds/Notes (Cost $6,133,881)	6,105,462

U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.4%
		Federal Home Loan Mortgage Corporation: 14.5%
20,000,000		3.880%, due 01/26/07	18,831,700

			18,831,700

		Federal National Mortgage Association: 37.7%
3,021,000		3.920%, due 03/15/07	2,829,170
49,300,000		3.940%, due 03/15/07	46,154,956

			48,984,126

		Other U.S. Agency Obligations: 14.2%
3,500,000		FICO STRIP, 3.870%, due 04/06/07	3,273,134
12,637,000		FICO STRIP, 3.880%, due 05/11/07	11,773,463
3,645,000		FICO STRIP, 3.890%, due 05/30/07	3,388,979

			18,435,576

		Total U.S. Government Agency Obligations (Cost $85,304,778)	86,251,402

U.S. TREASURY OBLIGATIONS: 2.9%
		U.S. Treasury STRIP: 2.9%
3,926,000		3.600%, due 02/15/07	3,705,802

		Total U.S. Treasury Obligations (Cost $3,724,014)	3,705,802

OTHER BONDS: 5.7%
		Sovereign: 5.7%
1,000,000		Israel Trust, 3.860%, due 05/15/07	931,629
7,007,000		Israel Trust, 3.860%, due 05/15/07	6,527,924

		Total Other Bonds (Cost $7,321,119)	7,459,553

		Total Long-Term Investments (Cost $126,055,546)	129,055,095

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
870,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $870,081 to be received upon repurchase (Collateralized by $915,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $891,973, due 05/19/08)	870,000

		Total Short-Term Investments (Cost $870,000)	870,000

Total Investments In Securities (Cost $126,925,546)*	100.1%	$129,925,095
Other Assets and Liabilities-Net	(0.1)	(72,015)

Net Assets	100.0%	$129,853,080

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $127,706,738. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$2,951,166
Gross Unrealized Depreciation	(732,808)

Net Unrealized Appreciation	$2,218,358

See Accompanying Notes to Financial Statements

ING GET Fund — Series R
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 27.0%
		Advertising: 0.1%
1,250	@	Interpublic Group of Cos., Inc.	$15,225
950		Omnicom Group, Inc.	75,867

			91,092

		Aerospace/Defense: 0.6%
2,450		Boeing Co.	161,700
1,000		General Dynamics Corp.	109,540
50		Goodrich Corp.	2,048
200		L-3 Communications Holdings, Inc.	15,316
2,330		Lockheed Martin Corp.	151,147
1,157		Northrop Grumman Corp.	63,924
1,400		Raytheon Co.	54,768
540		Rockwell Collins, Inc.	25,747
3,220		United Technologies Corp.	165,348

			749,538

		Agriculture: 0.5%
6,550		Altria Group, Inc.	423,523
3,350		Archer-Daniels-Midland Co.	71,623
1,560		Monsanto Co.	98,077
550		Reynolds American, Inc.	43,340
800		UST, Inc.	36,528

			673,091

		Apparel: 0.2%
2,000	@	Coach, Inc.	67,140
580		Jones Apparel Group, Inc.	18,003
470		Liz Claiborne, Inc.	18,687
1,350		Nike, Inc.	116,910
230		Reebok Intl., Ltd.	9,621
500		VF Corp.	28,610

			258,971

		Auto Manufacturers: 0.1%
6,200		Ford Motor Co.	63,488
250		PACCAR, Inc.	17,000

			80,488

		Auto Parts and Equipment: 0.0%
1,020	@	Goodyear Tire & Rubber Co.	15,198
700		Johnson Controls, Inc.	39,431

			54,629

		Banks: 1.9%
950		AmSouth Bancorporation	24,700
23,840		Bank of America Corp.	1,087,341
800		BB&T Corp.	31,976
850		Comerica, Inc.	49,130
350		Compass Bancshares, Inc.	15,750
200		First Horizon National Corp.	8,440
50		Huntington Bancshares, Inc.	1,207
2,100		KeyCorp	69,615
300		M & T Bank Corp.	31,548
600		Marshall & Ilsley Corp.	26,670
600		Mellon Financial Corp.	17,214
1,900		National City Corp.	64,828
1,375		North Fork Bancorporation, Inc.	38,624
600		Northern Trust Corp.	27,354
850		PNC Financial Services Group, Inc.	46,291
1,000		State Street Corp.	48,250
1,050		SunTrust Banks, Inc.	75,852
250		The Bank of New York Co., Inc.	7,195
5,400		U.S. Bancorp	157,680
4,690		Wachovia Corp.	232,624
4,950		Wells Fargo & Co.	304,821
300		Zions Bancorporation	22,059

			2,389,169

		Beverages: 0.8%
1,150		Anheuser-Busch Cos., Inc.	52,613
400		Brown-Forman Corp.	24,184
11,050		Coca-Cola Co.	461,337
1,050		Coca-Cola Enterprises, Inc.	23,111
250		Molson Coors Brewing Co.	15,500
600		Pepsi Bottling Group, Inc.	17,166
8,450		PepsiCo, Inc.	455,708

			1,049,619

		Biotechnology: 0.2%
3,592	@	Amgen, Inc.	217,172
750	@	Genzyme Corp.	45,068

			262,240

		Building Materials: 0.1%
550		American Standard Cos., Inc.	23,056
1,400		Masco Corp.	44,464
450		Vulcan Materials Co.	29,246

			96,766

		Chemicals: 0.4%
650		Air Products & Chemicals, Inc.	39,195
3,050		Dow Chemical Co.	135,817
3,300		E.I. du Pont de Nemours & Co.	141,933
300		Eastman Chemical Co.	16,545
200		Engelhard Corp.	5,710
450		International Flavors & Fragrances, Inc.	16,299
950		PPG Industries, Inc.	59,622
1,050		Praxair, Inc.	48,930
600		Rohm & Haas Co.	27,804
400		Sherwin-Williams Co.	18,836
200		Sigma-Aldrich Corp.	11,208

			521,899

		Commercial Services: 0.3%
3,400		Cendant Corp.	76,058
740		Equifax, Inc.	26,425
260		H&R Block, Inc.	15,171
1,550		McKesson Corp.	69,425
800		Moody’s Corp.	35,968
1,800		Paychex, Inc.	58,572
See Accompanying Notes to Financial Statements

ING GET Fund — Series R
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
800		R.R. Donnelley & Sons Co.	$27,608
800		Robert Half Intl., Inc.	19,976

			329,203

		Computers: 1.3%
4,760	@	Apple Computer, Inc.	175,215
600	@	Computer Sciences Corp.	26,220
14,290	@	Dell, Inc.	564,597
750		Electronic Data Systems Corp.	14,438
12,350	@	EMC Corp.	169,319
8,650		Hewlett-Packard Co.	203,361
4,800		International Business Machines Corp.	356,159
450	@	Lexmark Intl., Inc.	29,174
900	@	NCR Corp.	31,608
2,000	@	Network Appliance, Inc.	56,540
19,590	@	Sun Microsystems, Inc.	73,071
750	@	Sungard Data Systems, Inc.	26,378
950	@	Unisys Corp.	6,014

			1,732,094

		Cosmetics/Personal Care: 0.5%
300		Alberto-Culver Co.	12,999
700		Avon Products, Inc.	26,495
1,700		Colgate-Palmolive Co.	84,847
3,050		Gillette Co.	154,422
8,050		Procter & Gamble Co.	424,637

			703,400

		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	22,599
250		W.W. Grainger, Inc.	13,698

			36,297

		Diversified Financial Services: 1.5%
3,800		American Express Co.	202,273
330		Bear Stearns Cos., Inc.	34,300
750		Capital One Financial Corp.	60,008
1,650		Charles Schwab Corp.	18,612
850		CIT Group, Inc.	36,525
7,750		Citigroup, Inc.	358,282
2,848		Countrywide Financial Corp.	109,961
100	@	E*TRADE Financial Corp.	1,399
2,900		Fannie Mae	169,359
50		Federated Investors, Inc.	1,501
600		Franklin Resources, Inc.	46,188
2,150		Freddie Mac	140,245
1,300		Goldman Sachs Group, Inc.	132,626
1,050		JPMorgan Chase & Co.	37,086
1,590		Lehman Brothers Holdings, Inc.	157,855
375		MBNA Corp.	9,810
2,750		Merrill Lynch & Co., Inc.	151,278
3,550		Morgan Stanley	186,268
1,450	@	Providian Financial Corp.	25,564
1,250		SLM Corp.	63,500
200		T. Rowe Price Group, Inc.	12,520

			1,955,160

		Electric: 0.8%
2,150	@	AES Corp.	35,217
500	@	Allegheny Energy, Inc.	12,610
650		Ameren Corp.	35,945
1,200		American Electric Power Co., Inc.	44,244
900		CenterPoint Energy, Inc.	11,889
300		Cinergy Corp.	13,446
1,200	@	CMS Energy Corp.	18,072
950		Consolidated Edison, Inc.	44,498
750		Constellation Energy Group, Inc.	43,268
550		Dominion Resources, Inc.	40,365
3,450		Duke Energy Corp.	102,568
1,020		Edison Intl.	41,361
700		Entergy Corp.	52,885
1,150		Exelon Corp.	59,030
1,000		FirstEnergy Corp.	48,110
1,450		FPL Group, Inc.	60,986
450		NiSource, Inc.	11,129
1,150		PG&E Corp.	43,171
550		PPL Corp.	32,659
150		Progress Energy, Inc.	6,786
700		Public Service Enterprise Group, Inc.	42,574
2,550		Southern Co.	88,408
650		TECO Energy, Inc.	12,292
1,350		TXU Corp.	112,171
250		Xcel Energy, Inc.	4,880

			1,018,564

		Electrical Components and Equipment: 0.1%
1,250		Emerson Electric Co.	78,288

			78,288

		Electronics: 0.1%
1,700	@	Agilent Technologies, Inc.	39,133
650		Applera Corp. — Applied Biosystems Group	12,786
50	@	Fisher Scientific Intl., Inc.	3,245
840	@	Jabil Circuit, Inc.	25,812
350		Parker Hannifin Corp.	21,704
350		PerkinElmer, Inc.	6,615
3,250	@	Solectron Corp.	12,318
350		Tektronix, Inc.	8,145
650	@	Thermo Electron Corp.	17,466
500	@	Waters Corp.	18,585

			165,809

		Engineering and Construction: 0.0%
250		Fluor Corp.	14,398

			14,398

		Entertainment: 0.0%
1,000		International Game Technology	28,150

			28,150

		Environmental Control: 0.0%
1,650		Waste Management, Inc.	46,761

			46,761

		Food: 0.3%
250		Albertson’s, Inc.	5,170
950		Campbell Soup Co.	29,232
150		ConAgra Foods, Inc.	3,474
1,800		General Mills, Inc.	84,221
1,250		H.J. Heinz Co.	44,275
650		Hershey Co.	40,365
1,150		Kellogg Co.	51,106
200	@	Kroger Co.	3,806
550		McCormick & Co., Inc.	17,974
1,400		Safeway, Inc.	31,626
2,350		Sara Lee Corp.	46,554
550		SUPERVALU, Inc.	17,936
1,000		Wm. Wrigley Jr. Co.	68,840

			444,579

		Forest Products and Paper: 0.1%
790		Georgia-Pacific Corp.	25,122
150		International Paper Co.	4,532
450		Louisiana-Pacific Corp.	11,061
750		MeadWestvaco Corp.	21,030
550		Plum Creek Timber Co., Inc.	19,965
400		Temple-Inland, Inc.	14,860

			96,570

See Accompanying Notes to Financial Statements

ING GET Fund — Series R
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
650		KeySpan Corp.	$26,455
850		Sempra Energy	35,114

			61,569

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	37,737
250		Snap-On, Inc.	8,575
350		Stanley Works	15,939

			62,251

		Healthcare — Products: 1.0%
250		Bausch & Lomb, Inc.	20,750
1,850		Baxter Intl., Inc.	68,635
1,240		Becton Dickinson & Co.	65,063
850		Biomet, Inc.	29,444
2,420	@	Boston Scientific Corp.	65,340
400		C.R. Bard, Inc.	26,604
1,860		Guidant Corp.	125,178
9,400		Johnson & Johnson	610,999
3,450		Medtronic, Inc.	178,676
1,200	@	St. Jude Medical, Inc.	52,332
350	@	Zimmer Holdings, Inc.	26,660

			1,269,681

		Healthcare — Services: 0.7%
1,700		Aetna, Inc.	140,794
1,200		HCA, Inc.	68,004
800	@	Humana, Inc.	31,792
400	@	Laboratory Corp. of America Holdings	19,960
300		Quest Diagnostics, Inc.	15,981
7,480		UnitedHealth Group, Inc.	390,007
2,990	@	WellPoint, Inc.	208,224

			874,762

		Home Furnishings: 0.0%
700		Leggett & Platt, Inc.	18,606
100		Whirlpool Corp.	7,011

			25,617

		Household Products/Wares: 0.2%
50		Avery Dennison Corp.	2,648
480		Clorox Co.	26,746
400		Fortune Brands, Inc.	35,520
1,450		Kimberly-Clark Corp.	90,756

			155,670

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	20,264

			20,264

		Insurance: 1.6%
1,450	@@	ACE Ltd.	65,033
1,500		AFLAC, Inc.	64,920
3,940		Allstate Corp.	235,414
350		AMBAC Financial Group, Inc.	24,416
7,700		American Intl. Group, Inc.	447,369
1,000		Aon Corp.	25,040
1,090		Chubb Corp.	93,315
780		CIGNA Corp.	83,483
495		Cincinnati Financial Corp.	19,582
950		Hartford Financial Services Group, Inc.	71,041
450		Jefferson-Pilot Corp.	22,689
500		Lincoln National Corp.	23,460
500		Loews Corp.	38,750
550		MBIA, Inc.	32,621
4,270		MetLife, Inc.	191,893
550		MGIC Investment Corp.	35,871
900		Principal Financial Group	37,710
1,000		Progressive Corp.	98,810
2,630		Prudential Financial, Inc.	172,686
650		Safeco Corp.	35,321
1,950		St. Paul Travelers Cos., Inc.	77,084
550		Torchmark Corp.	28,710
950		UnumProvident Corp.	17,404
790	@@	XL Capital Ltd.	58,792

			2,001,414

		Internet: 0.2%
1,750	@	eBay, Inc.	57,768
4,230	@	Symantec Corp.	91,960
3,950	@	Yahoo!, Inc.	136,867

			286,595

		Iron/Steel: 0.1%
910		Nucor Corp.	41,514
500		United States Steel Corp.	17,185

			58,699

		Leisure Time: 0.1%
300		Brunswick Corp.	12,996
1,600		Carnival Corp.	87,280
900		Harley-Davidson, Inc.	44,640
550		Sabre Holdings Corp.	10,973

			155,889

		Lodging: 0.1%
510		Harrah’s Entertainment, Inc.	36,756
1,350		Hilton Hotels Corp.	32,198
620		Marriott Intl., Inc.	42,296
700		Starwood Hotels & Resorts Worldwide, Inc.	40,999

			152,249

		Machinery — Diversified: 0.1%
200		Cummins, Inc.	14,922
700		Deere & Co.	45,843
500		Rockwell Automation, Inc.	24,355

			85,120

		Media: 0.8%
6,650	@	Comcast Corp.	204,155
400		Gannett Co., Inc.	28,452
1,900		McGraw-Hill Cos., Inc.	84,075
170		Meredith Corp.	8,340
100		New York Times Co.	3,115
8,350		News Corp. — Class A	135,103
13,750	@	Time Warner, Inc.	229,763
100		Tribune Co.	3,518
400	@	Univision Communications, Inc.	11,020
4,700		Viacom, Inc.	150,494
6,150		Walt Disney Co.	154,857

			1,012,892

		Mining: 0.0%
550		Freeport-McMoRan Copper & Gold, Inc.	20,592
340		Phelps Dodge Corp.	31,450

			52,042

		Miscellaneous Manufacturing: 1.4%
2,300		3M Co.	166,290
300		Cooper Industries Ltd.	19,170
1,400		Danaher Corp.	73,276
600		Dover Corp.	21,828
1,020		Eastman Kodak Co.	27,387
550		Eaton Corp.	32,945
31,350		General Electric Co.	1,086,277
4,350		Honeywell Intl., Inc.	159,341
900		Illinois Tool Works, Inc.	71,712
500	@@	Ingersoll-Rand Co. Ltd.	35,675
300		ITT Industries, Inc.	29,289
350		Pall Corp.	10,626
See Accompanying Notes to Financial Statements

ING GET Fund — Series R
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
450		Textron, Inc.	$34,133
550	@@	Tyco Intl., Ltd.	16,060

			1,784,009

		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	30,485
2,900	@	Xerox Corp.	39,991

			70,476

		Oil and Gas: 2.6%
160		Amerada Hess Corp.	17,042
600		Anadarko Petroleum Corp.	49,290
832		Apache Corp.	53,747
1,700		Burlington Resources, Inc.	93,908
9,900		ChevronTexaco Corp.	553,607
5,190		ConocoPhillips	298,372
2,400		Devon Energy Corp.	121,632
700		EOG Resources, Inc.	39,760
30,050		Exxon Mobil Corp.	1,726,973
350		Kerr-McGee Corp.	26,709
1,340		Marathon Oil Corp.	71,516
100		Noble Corp.	6,151
1,400		Occidental Petroleum Corp.	107,702
350		Sunoco, Inc.	39,788
850	@	Transocean, Inc.	45,875
1,050		Unocal Corp.	68,303
1,200		Valero Energy Corp.	94,932

			3,415,307

		Oil and Gas Services: 0.1%
100		BJ Services Co.	5,248
1,200		Halliburton Co.	57,384
50	@	National-Oilwell Varco, Inc.	2,377

			65,009

		Packaging and Containers: 0.0%
400		Ball Corp.	14,384
500	@	Pactiv Corp.	10,790
300	@	Sealed Air Corp.	14,937

			40,111

		Pharmaceuticals: 1.7%
450		Allergan, Inc.	38,358
590		AmerisourceBergen Corp.	40,799
2,800		Bristol-Myers Squibb Co.	69,944
2,520		Cardinal Health, Inc.	145,102
2,680	@	Caremark Rx, Inc.	119,314
350		Eli Lilly & Co.	19,499
600	@	Express Scripts, Inc.	29,988
100	@	Forest Laboratories, Inc.	3,885
1,300	@	Gilead Sciences, Inc.	57,187
600	@	Hospira, Inc.	23,400
300	@	King Pharmaceuticals, Inc.	3,126
852	@	Medco Health Solutions, Inc.	45,463
6,400		Merck & Co., Inc.	197,119
36,410		Pfizer, Inc.	1,004,187
7,200		Schering-Plough Corp.	137,232
350	@	Watson Pharmaceuticals, Inc.	10,346
4,100		Wyeth	182,449

			2,127,398

		Pipelines: 0.0%
700		El Paso Corp.	8,064
100		Kinder Morgan, Inc.	8,320
1,300		Williams Cos., Inc.	24,700

			41,084

		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	12,276
1,200		Equity Office Properties Trust	39,720
850		Equity Residential	31,297
650		Simon Property Group, Inc.	47,119

			130,412

		Retail: 1.9%
50	@	Autonation, Inc.	1,026
850	@	Bed Bath & Beyond, Inc.	35,513
1,700		Best Buy Co., Inc.	116,535
550		Circuit City Stores, Inc.	9,510
1,450		Costco Wholesale Corp.	64,989
200		CVS Corp.	5,814
650		Darden Restaurants, Inc.	21,437
410		Dillard’s, Inc.	9,602
250		Family Dollar Stores, Inc.	6,525
850		Federated Department Stores, Inc.	62,288
2,440		Gap, Inc.	48,190
10,880		Home Depot, Inc.	423,231
1,450		J.C. Penney Co., Inc. Holding Co.	76,241
100	@	Kohl’s Corp.	5,591
100		Limited Brands, Inc.	2,142
1,180		Lowe’s Cos., Inc.	68,700
450		May Department Stores Co.	18,072
3,850		McDonald’s Corp.	106,838
550		Nordstrom, Inc.	37,384
470	@	Office Depot, Inc.	10,735
630	@	Sears Holdings Corp.	94,418
3,900		Staples, Inc.	83,148
1,300	@	Starbucks Corp.	67,158
2,600		Target Corp.	141,466
1,800		TJX Cos., Inc.	43,830
800	@	Toys “R” Us, Inc.	21,184
9,850		Wal-Mart Stores, Inc.	474,769
5,970		Walgreen Co.	274,559
350		Wendy’s Intl., Inc.	16,678
850		Yum! Brands, Inc.	44,268

			2,391,841

		Savings and Loans: 0.1%
860		Golden West Financial Corp.	55,367
2,500		Washington Mutual, Inc.	101,725

			157,092

		Semiconductors: 1.0%
1,050	@	Altera Corp.	20,811
1,150		Analog Devices, Inc.	42,906
4,850		Applied Materials, Inc.	78,472
850	@	Broadcom Corp.	30,184
1,048	@	Freescale Semiconductor, Inc.	22,197
30,400		Intel Corp.	792,223
550		KLA-Tencor Corp.	24,035
1,150		Linear Technology Corp.	42,194
950		Maxim Integrated Products, Inc.	36,300
1,150		National Semiconductor Corp.	25,335
450	@	Novellus Systems, Inc.	11,120
500	@	Nvidia Corp.	13,360
250	@	QLogic Corp.	7,718
4,800		Texas Instruments, Inc.	134,735

			1,281,590

		Software: 1.3%
2,820		Adobe Systems, Inc.	80,708
1,330		Autodesk, Inc.	45,712
1,700		Automatic Data Processing, Inc.	71,349
1,050	@	BMC Software, Inc.	18,848
450	@	Citrix Systems, Inc.	9,747
800		Computer Associates Intl., Inc.	21,984
1,800	@	Compuware Corp.	12,942
950	@	Electronic Arts, Inc.	53,780
2,387		First Data Corp.	95,814
600	@	Fiserv, Inc.	25,770
700		IMS Health, Inc.	17,339
700	@	Intuit, Inc.	31,577
See Accompanying Notes to Financial Statements

ING GET Fund — Series R
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
300	@	Mercury Interactive Corp.	$11,508
29,050		Microsoft Corp.	721,601
1,450	@	Novell, Inc.	8,990
26,090	@	Oracle Corp.	344,388
1,570	@	Parametric Technology Corp.	10,017
1,740		Siebel Systems, Inc.	15,486
1,500	@	Veritas Software Corp.	36,600

			1,634,160

		Telecommunications: 1.5%
950		Alltel Corp.	59,166
2,970		AT&T Corp.	56,549
1,500	@	Avaya, Inc.	12,480
5,250		BellSouth Corp.	139,493
600		CenturyTel, Inc.	20,778
20,650	@	Cisco Systems, Inc.	394,621
950		Citizens Communications Co.	12,768
1,000	@	Comverse Technology, Inc.	23,650
2,100	@	Corning, Inc.	34,902
12,550		Motorola, Inc.	229,162
3,250	@	Nextel Communications, Inc.	105,008
5,000		QUALCOMM, Inc.	165,050
9,500		SBC Communications, Inc.	225,625
700		Scientific-Atlanta, Inc.	23,289
500		Sprint Corp.	12,545
1,350	@	Tellabs, Inc.	11,745
13,500		Verizon Communications, Inc.	466,424

			1,993,255

		Textiles: 0.0%
600		Cintas Corp.	23,160

			23,160

		Toys/Games/Hobbies: 0.0%
950		Hasbro, Inc.	19,751
1,250		Mattel, Inc.	22,875

			42,626

		Transportation: 0.4%
1,300		Burlington Northern Santa Fe Corp.	61,204
1,250		CSX Corp.	53,325
1,000		FedEx Corp.	81,010
1,200		Norfolk Southern Corp.	37,152
750		Union Pacific Corp.	48,600
3,450		United Parcel Service, Inc.	238,602

			519,893

		Total Common Stock (Cost $32,108,334)	34,868,912

U.S. GOVERNMENT AGENCY OBLIGATIONS: 49.4%
		Federal Home Loan Mortgage Corporation: 5.9%
$6,250,000		3.950%, due 07/15/07	5,778,138
2,000,000		3.960%, due 09/15/07	1,836,908

			7,615,046

		Federal National Mortgage Association: 33.6%
47,000,000		3.970%, due 06/15/07	43,561,197

			43,561,197

		Other U.S. Agency Obligations: 9.9%
3,720,000		FICO STRIP, 3.890%, due 06/06/07	3,456,471
7,558,000		FICO STRIP, 3.930%, due 12/06/07	6,888,853
2,653,000		FICO STRIP, 3.940%, due 12/27/07	2,412,856

			12,758,180

		Total U.S. Government Agency Obligations (Cost $63,692,445)	63,934,423

U.S. TREASURY OBLIGATIONS: 14.0%
		U.S. Treasury STRIP: 14.0%
19,340,000		3.690%, due 05/15/07	18,070,329

		Total U.S. Treasury Obligations (Cost $18,096,206)	18,070,329

OTHER BONDS: 8.7%
		Sovereign: 8.7%
3,185,000		Turkey Trust, 3.860%, due 05/15/07	2,967,238
3,917,000		Israel Trust, 3.910%, due 11/15/07	3,579,879
5,146,000		Israel Trust, 3.910%, due 11/15/07	4,703,105

		Total Other Bonds (Cost $11,304,032)	11,250,222

		Total Long-Term Investments (Cost $125,201,017)	128,123,886

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
1,292,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $1,292,120 to be received upon repurchase (Collateralized by $1,355,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $1,320,900, due 05/19/08)	1,292,000

		Total Short-Term Investments (Cost $1,292,000)	1,292,000

Total Investments In Securities (Cost $126,493,017)*	100.1%	$129,415,886
Other Assets and Liabilities-Net	(0.1)	(71,089)

Net Assets	100.0%	$129,344,797

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $127,240,202. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,252,771
Gross Unrealized Depreciation	(1,077,087)

Net Unrealized Appreciation	$2,175,684

See Accompanying Notes to Financial Statements

ING GET Fund — Series S
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 27.9%
		Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$23,142
1,400		Omnicom Group, Inc.	111,804

			134,946

		Aerospace/ Defense: 0.6%
3,600		Boeing Co.	237,600
1,450		General Dynamics Corp.	158,833
50		Goodrich Corp.	2,048
50		L-3 Communications Holdings, Inc.	3,829
3,400		Lockheed Martin Corp.	220,558
1,742		Northrop Grumman Corp.	96,246
2,050		Raytheon Co.	80,196
780		Rockwell Collins, Inc.	37,190
4,400		United Technologies Corp.	225,940

			1,062,440

		Agriculture: 0.5%
9,550		Altria Group, Inc.	617,503
4,900		Archer-Daniels-Midland Co.	104,762
2,240		Monsanto Co.	140,829
850		Reynolds American, Inc.	66,980
1,200		UST, Inc.	54,792

			984,866

		Apparel: 0.2%
2,900	@	Coach, Inc.	97,353
510		Jones Apparel Group, Inc.	15,830
460		Liz Claiborne, Inc.	18,290
1,960		Nike, Inc.	169,736
400		Reebok Intl., Ltd.	16,732
750		VF Corp.	42,915

			360,856

		Auto Manufacturers: 0.1%
9,050		Ford Motor Co.	92,672
365		PACCAR, Inc.	24,820

			117,492

		Auto Parts and Equipment: 0.0%
1,490	@	Goodyear Tire & Rubber Co.	22,201
950		Johnson Controls, Inc.	53,514

			75,715

		Banks: 1.9%
2,000		AmSouth Bancorporation	52,000
34,838		Bank of America Corp.	1,588,960
1,200		BB&T Corp.	47,964
1,250		Comerica, Inc.	72,250
500		Compass Bancshares, Inc.	22,500
250		First Horizon National Corp.	10,550
100		Huntington Bancshares, Inc.	2,414
3,050		KeyCorp	101,108
450		M & T Bank Corp.	47,322
1,050		Marshall & Ilsley Corp.	46,673
900		Mellon Financial Corp.	25,821
2,750		National City Corp.	93,830
1,975		North Fork Bancorporation, Inc.	55,478
850		Northern Trust Corp.	38,752
1,250		PNC Financial Services Group, Inc.	68,075
1,450		State Street Corp.	69,963
1,550		SunTrust Banks, Inc.	111,972
350		The Bank of New York Co., Inc.	10,073
7,850		U.S. Bancorp	229,220
6,824		Wachovia Corp.	338,469
7,200		Wells Fargo & Co.	443,375
450		Zions Bancorporation	33,089

			3,509,858

		Beverages: 0.8%
1,700		Anheuser-Busch Cos., Inc.	77,775
600		Brown-Forman Corp.	36,276
16,600		Coca-Cola Co.	693,049
1,550		Coca-Cola Enterprises, Inc.	34,116
250		Molson Coors Brewing Co.	15,500
1,050		Pepsi Bottling Group, Inc.	30,041
12,300		PepsiCo, Inc.	663,339

			1,550,096

		Biotechnology: 0.2%
5,250	@	Amgen, Inc.	317,415
1,100	@	Genzyme Corp.	66,099
300	@	Millipore Corp.	17,019

			400,533

		Building Materials: 0.1%
850		American Standard Cos., Inc.	35,632
2,000		Masco Corp.	63,520
700		Vulcan Materials Co.	45,493

			144,645

		Chemicals: 0.4%
1,000		Air Products & Chemicals, Inc.	60,300
4,450		Dow Chemical Co.	198,158
4,850		E.I. du Pont de Nemours & Co.	208,598
450		Eastman Chemical Co.	24,818
250		Engelhard Corp.	7,138
400		International Flavors & Fragrances, Inc.	14,488
1,400		PPG Industries, Inc.	87,864
1,450		Praxair, Inc.	67,570
1,200		Rohm & Haas Co.	55,608
650		Sherwin-Williams Co.	30,609
450		Sigma-Aldrich Corp.	25,218

			780,369

		Commercial Services: 0.3%
4,950		Cendant Corp.	110,731
1,130		Equifax, Inc.	40,352
330		H&R Block, Inc.	19,256
2,300		McKesson Corp.	103,017
See Accompanying Notes to Financial Statements

ING GET Fund — Series S
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,200		Moody’s Corp.	$53,952
2,600		Paychex, Inc.	84,604
700		R.R. Donnelley & Sons Co.	24,157
650		Robert Half Intl., Inc.	16,231

			452,300

		Computers: 1.4%
6,970	@	Apple Computer, Inc.	256,566
850	@	Computer Sciences Corp.	37,145
20,900	@	Dell, Inc.	825,758
1,100		Electronic Data Systems Corp.	21,175
17,950	@	EMC Corp.	246,095
12,600		Hewlett-Packard Co.	296,226
7,050		International Business Machines Corp.	523,110
540	@	Lexmark Intl., Inc.	35,008
1,350	@	NCR Corp.	47,412
2,900	@	Network Appliance, Inc.	81,983
28,710	@	Sun Microsystems, Inc.	107,088
1,550	@	Sungard Data Systems, Inc.	54,514
1,850	@	Unisys Corp.	11,711

			2,543,791

		Cosmetics/ Personal Care: 0.6%
450		Alberto-Culver Co.	19,499
1,000		Avon Products, Inc.	37,850
2,450		Colgate-Palmolive Co.	122,280
4,500		Gillette Co.	227,834
11,750		Procter & Gamble Co.	619,812

			1,027,275

		Distribution/ Wholesale: 0.0%
800		Genuine Parts Co.	32,872
700		W.W. Grainger, Inc.	38,353

			71,225

		Diversified Financial Services: 1.6%
5,550		American Express Co.	295,426
460		Bear Stearns Cos., Inc.	47,812
1,070		Capital One Financial Corp.	85,611
2,400		Charles Schwab Corp.	27,072
1,250		CIT Group, Inc.	53,713
11,250		Citigroup, Inc.	520,087
4,098		Countrywide Financial Corp.	158,224
150	@	E*TRADE Financial Corp.	2,099
4,190		Fannie Mae	244,696
50		Federated Investors, Inc.	1,501
850		Franklin Resources, Inc.	65,433
3,140		Freddie Mac	204,822
1,900		Goldman Sachs Group, Inc.	193,838
1,500		JPMorgan Chase & Co.	52,980
2,330		Lehman Brothers Holdings, Inc.	231,322
550		MBNA Corp.	14,388
3,850		Merrill Lynch & Co., Inc.	211,789
5,200		Morgan Stanley	272,843
2,100	@	Providian Financial Corp.	37,023
2,100		SLM Corp.	106,680
250		T. Rowe Price Group, Inc.	15,650

			2,843,009

		Electric: 0.8%
3,150	@	AES Corp.	51,597
750	@	Allegheny Energy, Inc.	18,915
950		Ameren Corp.	52,535
1,700		American Electric Power Co., Inc.	62,679
1,250		CenterPoint Energy, Inc.	16,513
450		Cinergy Corp.	20,169
1,800	@	CMS Energy Corp.	27,108
1,300		Consolidated Edison, Inc.	60,892
1,050		Constellation Energy Group, Inc.	60,575
800		Dominion Resources, Inc.	58,712
5,050		Duke Energy Corp.	150,136
1,440		Edison Intl.	58,392
1,000		Entergy Corp.	75,550
1,650		Exelon Corp.	84,695
1,500		FirstEnergy Corp.	72,165
2,100		FPL Group, Inc.	88,325
650		NiSource, Inc.	16,075
1,750		PG&E Corp.	65,695
850		PPL Corp.	50,473
200		Progress Energy, Inc.	9,048
1,050		Public Service Enterprise Group, Inc.	63,861
3,750		Southern Co.	130,012
950		TECO Energy, Inc.	17,965
1,950		TXU Corp.	162,025
350		Xcel Energy, Inc.	6,832

			1,480,944

		Electrical Components and Equipment: 0.1%
1,850		Emerson Electric Co.	115,866

			115,866

		Electronics: 0.1%
2,350	@	Agilent Technologies, Inc.	54,096
850		Applera Corp. — Applied Biosystems Group	16,720
100	@	Fisher Scientific Intl., Inc.	6,490
890	@	Jabil Circuit, Inc.	27,350
500		Parker Hannifin Corp.	31,004
600		PerkinElmer, Inc.	11,340
4,750	@	Solectron Corp.	18,003
500		Tektronix, Inc.	11,635
900	@	Thermo Electron Corp.	24,183
650	@	Waters Corp.	24,161

			224,982

		Engineering and Construction: 0.0%
350		Fluor Corp.	20,157

			20,157

		Entertainment: 0.0%
1,450		International Game Technology	40,818

			40,818

		Environmental Control: 0.0%
2,450		Waste Management, Inc.	69,433

			69,433

		Food: 0.4%
350		Albertson’s, Inc.	7,238
1,400		Campbell Soup Co.	43,078
200		ConAgra Foods, Inc.	4,632
2,600		General Mills, Inc.	121,653
1,750		H.J. Heinz Co.	61,985
1,000		Hershey Co.	62,100
1,900		Kellogg Co.	84,436
300	@	Kroger Co.	5,709
750		McCormick & Co., Inc.	24,510
2,050		Safeway, Inc.	46,310
4,000		Sara Lee Corp.	79,240
850		SUPERVALU, Inc.	27,719
1,450		Wm. Wrigley Jr. Co.	99,818

			668,428

		Forest Products and Paper: 0.1%
1,150		Georgia-Pacific Corp.	36,570
250		International Paper Co.	7,553
690		Louisiana-Pacific Corp.	16,960
1,000		MeadWestvaco Corp.	28,040
See Accompanying Notes to Financial Statements

ING GET Fund — Series S
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper (continued)
800		Plum Creek Timber Co., Inc.	$29,040
600		Temple-Inland, Inc.	22,290

			140,453

		Gas: 0.1%
950		KeySpan Corp.	38,665
1,240		Sempra Energy	51,224

			89,889

		Hand/ Machine Tools: 0.1%
620		Black & Decker Corp.	55,707
200		Snap-On, Inc.	6,860
500		Stanley Works	22,770

			85,337

		Healthcare — Products: 1.0%
300		Bausch & Lomb, Inc.	24,900
2,650		Baxter Intl., Inc.	98,315
2,170		Becton Dickinson & Co.	113,860
1,350		Biomet, Inc.	46,764
3,500	@	Boston Scientific Corp.	94,500
600		C.R. Bard, Inc.	39,906
2,740		Guidant Corp.	184,402
13,700		Johnson & Johnson	890,500
5,400		Medtronic, Inc.	279,666
1,800	@	St. Jude Medical, Inc.	78,498
500	@	Zimmer Holdings, Inc.	38,085

			1,889,396

		Healthcare — Services: 0.7%
2,500		Aetna, Inc.	207,050
1,750		HCA, Inc.	99,173
1,100	@	Humana, Inc.	43,714
600	@	Laboratory Corp. of America Holdings	29,940
400		Quest Diagnostics, Inc.	21,308
10,920		UnitedHealth Group, Inc.	569,369
4,330	@	WellPoint, Inc.	301,541

			1,272,095

		Home Furnishings: 0.0%
1,100		Leggett & Platt, Inc.	29,238
300		Whirlpool Corp.	21,033

			50,271

		Household Products/ Wares: 0.1%
50		Avery Dennison Corp.	2,648
740		Clorox Co.	41,233
650		Fortune Brands, Inc.	57,720
2,150		Kimberly-Clark Corp.	134,569

			236,170

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	29,800

			29,800

		Insurance: 1.6%
2,100	@@	ACE Ltd.	94,185
2,200		AFLAC, Inc.	95,216
5,780		Allstate Corp.	345,355
450		AMBAC Financial Group, Inc.	31,392
11,250		American Intl. Group, Inc.	653,624
1,450		Aon Corp.	36,308
1,620		Chubb Corp.	138,688
1,100		CIGNA Corp.	117,733
332		Cincinnati Financial Corp.	13,134
1,400		Hartford Financial Services Group, Inc.	104,692
650		Jefferson-Pilot Corp.	32,773
750		Lincoln National Corp.	35,190
750		Loews Corp.	58,125
800		MBIA, Inc.	47,448
6,260		MetLife, Inc.	281,324
810		MGIC Investment Corp.	52,828
1,300		Principal Financial Group	54,470
1,450		Progressive Corp.	143,275
3,820		Prudential Financial, Inc.	250,821
900		Safeco Corp.	48,906
2,850		St. Paul Travelers Cos., Inc.	112,661
500		Torchmark Corp.	26,100
1,400		UnumProvident Corp.	25,648
1,160	@@	XL Capital Ltd.	86,327

			2,886,223

		Internet: 0.2%
2,550	@	eBay, Inc.	84,176
550	@	Monster Worldwide, Inc.	15,774
6,170	@	Symantec Corp.	134,136
5,750	@	Yahoo!, Inc.	199,237

			433,323

		Iron/ Steel: 0.1%
1,200		Nucor Corp.	54,744
950		United States Steel Corp.	32,652

			87,396

		Leisure Time: 0.1%
550		Brunswick Corp.	23,826
2,350		Carnival Corp.	128,192
1,300		Harley-Davidson, Inc.	64,480
750		Sabre Holdings Corp.	14,963

			231,461

		Lodging: 0.1%
780		Harrah’s Entertainment, Inc.	56,215
1,850		Hilton Hotels Corp.	44,123
950		Marriott Intl., Inc.	64,808
1,000		Starwood Hotels & Resorts Worldwide, Inc.	58,570

			223,716

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	18,653
1,050		Deere & Co.	68,764
750		Rockwell Automation, Inc.	36,533

			123,950

		Media: 0.8%
9,700	@	Comcast Corp.	297,790
550		Gannett Co., Inc.	39,122
2,750		McGraw-Hill Cos., Inc.	121,688
340		Meredith Corp.	16,680
150		New York Times Co.	4,673
12,200		News Corp. — Class A	197,396
20,100	@	Time Warner, Inc.	335,870
150		Tribune Co.	5,277
600	@	Univision Communications, Inc.	16,530
6,850		Viacom, Inc.	219,337
8,950		Walt Disney Co.	225,361

			1,479,724

		Mining: 0.1%
800		Freeport-McMoRan Copper & Gold, Inc.	29,952
500		Phelps Dodge Corp.	46,250

			76,202

		Miscellaneous Manufacturing: 1.4%
3,350		3M Co.	242,204
500		Cooper Industries Ltd.	31,950
2,000		Danaher Corp.	104,680
850		Dover Corp.	30,923
1,410		Eastman Kodak Co.	37,859
750		Eaton Corp.	44,925
45,750		General Electric Co.	1,585,237
6,350		Honeywell Intl., Inc.	232,601
See Accompanying Notes to Financial Statements

ING GET Fund — Series S
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
1,250		Illinois Tool Works, Inc.	$99,600
750	@@	Ingersoll-Rand Co. Ltd.	53,513
400		ITT Industries, Inc.	39,052
600		Pall Corp.	18,216
820		Textron, Inc.	62,197
800	@@	Tyco Intl., Ltd.	23,360

			2,606,317

		Office/ Business Equipment: 0.1%
1,000		Pitney Bowes, Inc.	43,550
4,200	@	Xerox Corp.	57,918

			101,468

		Oil and Gas: 2.7%
420		Amerada Hess Corp.	44,734
850		Anadarko Petroleum Corp.	69,828
1,222		Apache Corp.	78,941
2,750		Burlington Resources, Inc.	151,910
14,450		ChevronTexaco Corp.	808,043
7,600		ConocoPhillips	436,924
3,450		Devon Energy Corp.	174,846
750		EOG Resources, Inc.	42,600
43,850		Exxon Mobil Corp.	2,520,059
500		Kerr-McGee Corp.	38,155
1,950		Marathon Oil Corp.	104,072
100		Noble Corp.	6,151
2,060		Occidental Petroleum Corp.	158,476
500		Sunoco, Inc.	56,840
1,200	@	Transocean, Inc.	64,764
1,400		Unocal Corp.	91,070
1,700		Valero Energy Corp.	134,487

			4,981,900

		Oil and Gas Services: 0.1%
100		BJ Services Co.	5,248
1,750		Halliburton Co.	83,685
50	@	National-Oilwell Varco, Inc.	2,377

			91,310

		Packaging and Containers: 0.0%
510		Ball Corp.	18,339
550	@	Pactiv Corp.	11,869
350	@	Sealed Air Corp.	17,427

			47,635

		Pharmaceuticals: 1.7%
650		Allergan, Inc.	55,406
880		AmerisourceBergen Corp.	60,852
4,100		Bristol-Myers Squibb Co.	102,418
3,680		Cardinal Health, Inc.	211,894
3,910	@	Caremark Rx, Inc.	174,073
500		Eli Lilly & Co.	27,855
800	@	Express Scripts, Inc.	39,984
150	@	Forest Laboratories, Inc.	5,828
1,900	@	Gilead Sciences, Inc.	83,581
800	@	Hospira, Inc.	31,200
1,500	@	King Pharmaceuticals, Inc.	15,630
1,246	@	Medco Health Solutions, Inc.	66,487
9,350		Merck & Co., Inc.	287,980
53,140		Pfizer, Inc.	1,465,600
10,500		Schering-Plough Corp.	200,130
500	@	Watson Pharmaceuticals, Inc.	14,780
6,000		Wyeth	267,000

			3,110,698

		Pipelines: 0.1%
1,050		El Paso Corp.	12,096
200		Kinder Morgan, Inc.	16,640
2,650		Williams Cos., Inc.	50,350

			79,086

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	16,368
1,750		Equity Office Properties Trust	57,925
1,200		Equity Residential	44,184
400		ProLogis	16,096
950		Simon Property Group, Inc.	68,866

			203,439

		Retail: 1.9%
100	@	Autonation, Inc.	2,052
1,550	@	Bed Bath & Beyond, Inc.	64,759
2,450		Best Buy Co., Inc.	167,947
750		Circuit City Stores, Inc.	12,968
2,150		Costco Wholesale Corp.	96,363
300		CVS Corp.	8,721
900		Darden Restaurants, Inc.	29,682
580		Dillard’s, Inc.	13,584
800		Family Dollar Stores, Inc.	20,880
1,250		Federated Department Stores, Inc.	91,600
3,530		Gap, Inc.	69,718
15,850		Home Depot, Inc.	616,564
2,000		J.C. Penney Co., Inc. Holding Co.	105,160
150	@	Kohl’s Corp.	8,387
150		Limited Brands, Inc.	3,213
1,670		Lowe’s Cos., Inc.	97,227
100		May Department Stores Co.	4,016
5,600		McDonald’s Corp.	155,400
750		Nordstrom, Inc.	50,978
690	@	Office Depot, Inc.	15,760
880	@	Sears Holdings Corp.	131,886
5,345		Staples, Inc.	113,955
1,900	@	Starbucks Corp.	98,154
3,750		Target Corp.	204,037
2,450		TJX Cos., Inc.	59,658
1,150	@	Toys “R” Us, Inc.	30,452
14,350		Wal-Mart Stores, Inc.	691,669
8,710		Walgreen Co.	400,572
500		Wendy’s Intl., Inc.	23,825
1,250		Yum! Brands, Inc.	65,100

			3,454,287

		Savings and Loans: 0.1%
1,220		Golden West Financial Corp.	78,544
3,650		Washington Mutual, Inc.	148,518

			227,062

		Semiconductors: 1.0%
1,500	@	Altera Corp.	29,730
1,700		Analog Devices, Inc.	63,427
7,000		Applied Materials, Inc.	113,260
1,250	@	Broadcom Corp.	44,388
1,486	@	Freescale Semiconductor, Inc.	31,473
44,350		Intel Corp.	1,155,760
800		KLA-Tencor Corp.	34,960
1,600		Linear Technology Corp.	58,704
1,350		Maxim Integrated Products, Inc.	51,584
1,700		National Semiconductor Corp.	37,451
650	@	Novellus Systems, Inc.	16,062
750	@	Nvidia Corp.	20,040
400	@	QLogic Corp.	12,348
7,000		Texas Instruments, Inc.	196,490

			1,865,677

		Software: 1.3%
4,140		Adobe Systems, Inc.	118,487
1,940		Autodesk, Inc.	66,678
2,500		Automatic Data Processing, Inc.	104,925
1,460	@	BMC Software, Inc.	26,207
1,200	@	Citrix Systems, Inc.	25,992
See Accompanying Notes to Financial Statements

ING GET Fund — Series S
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
1,150		Computer Associates Intl., Inc.	$31,602
2,450	@	Compuware Corp.	17,616
1,370	@	Electronic Arts, Inc.	77,556
3,478		First Data Corp.	139,607
900	@	Fiserv, Inc.	38,655
1,000		IMS Health, Inc.	24,770
1,300	@	Intuit, Inc.	58,643
400	@	Mercury Interactive Corp.	15,344
42,450		Microsoft Corp.	1,054,457
1,350	@	Novell, Inc.	8,370
38,110	@	Oracle Corp.	503,052
2,310	@	Parametric Technology Corp.	14,738
1,940		Siebel Systems, Inc.	17,266
2,100	@	Veritas Software Corp.	51,240

			2,395,205

		Telecommunications: 1.6%
1,350		Alltel Corp.	84,078
4,300		AT&T Corp.	81,872
2,050	@	Avaya, Inc.	17,056
7,650		BellSouth Corp.	203,261
800		CenturyTel, Inc.	27,704
30,150	@	Cisco Systems, Inc.	576,166
1,400		Citizens Communications Co.	18,816
1,200	@	Comverse Technology, Inc.	28,380
3,050	@	Corning, Inc.	50,691
18,350		Motorola, Inc.	335,070
4,700	@	Nextel Communications, Inc.	151,857
7,300		QUALCOMM, Inc.	240,973
13,850		SBC Communications, Inc.	328,938
1,050		Scientific-Atlanta, Inc.	34,934
700		Sprint Corp.	17,563
3,000	@	Tellabs, Inc.	26,100
19,750		Verizon Communications, Inc.	682,362

			2,905,821

		Textiles: 0.0%
800		Cintas Corp.	30,880

			30,880

		Toys/ Games/ Hobbies: 0.0%
1,300		Hasbro, Inc.	27,027
1,850		Mattel, Inc.	33,855

			60,882

		Transportation: 0.4%
1,700		Burlington Northern Santa Fe Corp.	80,036
1,830		CSX Corp.	78,068
1,450		FedEx Corp.	117,465
1,750		Norfolk Southern Corp.	54,180
1,100		Union Pacific Corp.	71,280
5,050		United Parcel Service, Inc.	349,257

			750,286

		Total Common Stock (Cost $46,891,040)	50,927,403

U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.6%
		Federal Home Loan Mortgage Corporation: 20.4%
$538,000		3.960%, due 09/15/07	494,128
40,000,000		4.020%, due 09/14/07	36,699,720

			37,193,848

		Federal National Mortgage Association: 25.2%
50,233,000		3.950%, due 10/05/07	46,007,350

			46,007,350

		Total U.S. Government Agency Obligations (Cost $83,592,699)	83,201,198

U.S. TREASURY OBLIGATIONS: 20.3%
		U.S. Treasury STRIP: 20.3%
40,112,000		3.700%, due 08/15/07	37,132,641

		Total U.S. Treasury Obligations (Cost $37,098,792)	37,132,641

OTHER BONDS: 5.8%
		Sovereign: 5.8%
10,163,000		Israel Trust, 3.910%, due 11/15/07	9,288,312
1,450,000		Turkey Trust, 3.910%, due 11/15/07	1,325,204

		Total Other Bonds (Cost $10,797,874)	10,613,516

		Total Long-Term Investments (Cost $178,380,405)	181,874,758

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
889,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $889,083 to be received upon repurchase (Collateralized by $1,020,000 Federal National Mortgage Association, 4.160%, Market Value plus accrued interest $1,021,854, due 02/01/10)	889,000

		Total Short-Term Investments (Cost $889,000)	889,000

Total Investments In Securities (Cost $179,269,405)*	100.1%	$182,763,758
Other Assets and Liabilities-Net	(0.1)	(101,414)

Net Assets	100.0%	$182,662,344

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $180,016,493. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,723,097
Gross Unrealized Depreciation	(1,975,832)

Net Unrealized Appreciation	$2,747,265

See Accompanying Notes to Financial Statements

ING GET Fund — Series T
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 26.7%
		Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$18,270
1,150		Omnicom Group, Inc.	91,839

			110,109

		Aerospace/Defense: 0.6%
2,850		Boeing Co.	188,100
1,150		General Dynamics Corp.	125,971
50		Goodrich Corp.	2,048
50		L-3 Communications Holdings, Inc.	3,829
2,690		Lockheed Martin Corp.	174,500
1,359		Northrop Grumman Corp.	75,085
1,600		Raytheon Co.	62,592
640		Rockwell Collins, Inc.	30,515
3,500		United Technologies Corp.	179,725

			842,365

		Agriculture: 0.5%
7,550		Altria Group, Inc.	488,183
3,900		Archer-Daniels-Midland Co.	83,382
1,810		Monsanto Co.	113,795
650		Reynolds American, Inc.	51,220
950		UST, Inc.	43,377

			779,957

		Apparel: 0.2%
2,300	@	Coach, Inc.	77,211
400		Jones Apparel Group, Inc.	12,416
380		Liz Claiborne, Inc.	15,109
1,540		Nike, Inc.	133,364
300		Reebok Intl., Ltd.	12,549
600		VF Corp.	34,332

			284,981

		Auto Manufacturers: 0.1%
7,140		Ford Motor Co.	73,114
300	@	Navistar Intl. Corp.	9,600
300		PACCAR, Inc.	20,400

			103,114

		Auto Parts and Equipment: 0.0%
1,170	@	Goodyear Tire & Rubber Co.	17,433
800		Johnson Controls, Inc.	45,064

			62,497

		Banks: 1.8%
1,300		AmSouth Bancorporation	33,800
27,550		Bank of America Corp.	1,256,555
950		BB&T Corp.	37,972
900		Comerica, Inc.	52,020
400		Compass Bancshares, Inc.	18,000
200		First Horizon National Corp.	8,440
150		Huntington Bancshares, Inc.	3,621
2,400		KeyCorp	79,560
350		M & T Bank Corp.	36,806
700		Marshall & Ilsley Corp.	31,115
700		Mellon Financial Corp.	20,083
2,150		National City Corp.	73,358
1,325		North Fork Bancorporation, Inc.	37,219
700		Northern Trust Corp.	31,913
1,000		PNC Financial Services Group, Inc.	54,460
1,150		State Street Corp.	55,488
1,300		SunTrust Banks, Inc.	93,912
250		The Bank of New York Co., Inc.	7,195
6,250		U.S. Bancorp	182,500
5,446		Wachovia Corp.	270,121
5,700		Wells Fargo & Co.	351,005
350		Zions Bancorporation	25,736

			2,760,879

		Beverages: 0.8%
1,350		Anheuser-Busch Cos., Inc.	61,763
500		Brown-Forman Corp.	30,230
13,150		Coca-Cola Co.	549,012
600		Coca-Cola Enterprises, Inc.	13,206
200		Molson Coors Brewing Co.	12,400
850		Pepsi Bottling Group, Inc.	24,319
9,750		PepsiCo, Inc.	525,817

			1,216,747

		Biotechnology: 0.2%
4,350	@	Amgen, Inc.	263,001
900	@	Genzyme Corp.	54,081
250	@	Millipore Corp.	14,183

			331,265

		Building Materials: 0.1%
650		American Standard Cos., Inc.	27,248
1,600		Masco Corp.	50,816
550		Vulcan Materials Co.	35,745

			113,809

		Chemicals: 0.4%
800		Air Products & Chemicals, Inc.	48,240
3,500		Dow Chemical Co.	155,855
3,850		E.I. du Pont de Nemours & Co.	165,588
350		Eastman Chemical Co.	19,303
200		Engelhard Corp.	5,710
300		International Flavors & Fragrances, Inc.	10,866
1,100		PPG Industries, Inc.	69,036
1,150		Praxair, Inc.	53,590
750		Rohm & Haas Co.	34,755
500		Sherwin-Williams Co.	23,545
100		Sigma-Aldrich Corp.	5,604

			592,092

		Commercial Services: 0.3%
3,900		Cendant Corp.	87,243
870		Equifax, Inc.	31,068
300		H&R Block, Inc.	17,505
1,800		McKesson Corp.	80,622
900		Moody’s Corp.	40,464
See Accompanying Notes to Financial Statements

ING GET Fund — Series T
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
2,050		Paychex, Inc.	$66,707
1,000		R.R. Donnelley & Sons Co.	34,510
900		Robert Half Intl., Inc.	22,473

			380,592

		Computers: 1.3%
5,530	@	Apple Computer, Inc.	203,559
700	@	Computer Sciences Corp.	30,590
16,580	@	Dell, Inc.	655,075
850		Electronic Data Systems Corp.	16,363
14,250	@	EMC Corp.	195,368
10,100		Hewlett-Packard Co.	237,451
5,600		International Business Machines Corp.	415,519
430	@	Lexmark Intl., Inc.	27,877
1,050	@	NCR Corp.	36,876
2,300	@	Network Appliance, Inc.	65,021
22,640	@	Sun Microsystems, Inc.	84,447
1,050	@	Sungard Data Systems, Inc.	36,929
1,200	@	Unisys Corp.	7,596

			2,012,671

		Cosmetics/Personal Care: 0.5%
450		Alberto-Culver Co.	19,499
800		Avon Products, Inc.	30,280
1,950		Colgate-Palmolive Co.	97,325
3,550		Gillette Co.	179,737
9,300		Procter & Gamble Co.	490,574

			817,415

		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	26,709
550		W.W. Grainger, Inc.	30,134

			56,843

		Diversified Financial Services: 1.5%
4,400		American Express Co.	234,211
390		Bear Stearns Cos., Inc.	40,537
850		Capital One Financial Corp.	68,009
1,900		Charles Schwab Corp.	21,432
1,000		CIT Group, Inc.	42,970
8,950		Citigroup, Inc.	413,758
3,248		Countrywide Financial Corp.	125,405
1,110	@	E*TRADE Financial Corp.	15,529
3,400		Fannie Mae	198,560
50		Federated Investors, Inc.	1,501
700		Franklin Resources, Inc.	53,886
2,400		Freddie Mac	156,552
1,500		Goldman Sachs Group, Inc.	153,030
1,200		JPMorgan Chase & Co.	42,384
1,840		Lehman Brothers Holdings, Inc.	182,675
450		MBNA Corp.	11,772
3,200		Merrill Lynch & Co., Inc.	176,032
4,100		Morgan Stanley	215,127
1,410	@	Providian Financial Corp.	24,858
1,500		SLM Corp.	76,200
200		T. Rowe Price Group, Inc.	12,520

			2,266,948

		Electric: 0.8%
2,500	@	AES Corp.	40,950
600	@	Allegheny Energy, Inc.	15,132
750		Ameren Corp.	41,475
1,350		American Electric Power Co., Inc.	49,775
1,050		CenterPoint Energy, Inc.	13,871
350		Cinergy Corp.	15,687
1,400	@	CMS Energy Corp.	21,084
1,050		Consolidated Edison, Inc.	49,182
650		Constellation Energy Group, Inc.	37,499
650		Dominion Resources, Inc.	47,704
4,000		Duke Energy Corp.	118,919
1,390		Edison Intl.	56,365
800		Entergy Corp.	60,440
1,350		Exelon Corp.	69,295
1,200		FirstEnergy Corp.	57,732
1,500		FPL Group, Inc.	63,090
500		NiSource, Inc.	12,365
1,450		PG&E Corp.	54,433
650		PPL Corp.	38,597
200		Progress Energy, Inc.	9,048
800		Public Service Enterprise Group, Inc.	48,656
2,950		Southern Co.	102,276
750		TECO Energy, Inc.	14,183
1,600		TXU Corp.	132,943
300		Xcel Energy, Inc.	5,856

			1,176,557

		Electrical Components and Equipment: 0.1%
1,450		Emerson Electric Co.	90,814

			90,814

		Electronics: 0.1%
1,350	@	Agilent Technologies, Inc.	31,076
1,000		Applera Corp. — Applied Biosystems Group	19,670
100	@	Fisher Scientific Intl., Inc.	6,490
1,000	@	Jabil Circuit, Inc.	30,730
400		Parker Hannifin Corp.	24,804
400		PerkinElmer, Inc.	7,560
3,600	@	Solectron Corp.	13,644
250		Tektronix, Inc.	5,818
650	@	Thermo Electron Corp.	17,466
550	@	Waters Corp.	20,444

			177,702

		Engineering and Construction: 0.0%
300		Fluor Corp.	17,277

			17,277

		Entertainment: 0.0%
1,150		International Game Technology	32,373

			32,373

		Environmental Control: 0.0%
1,950		Waste Management, Inc.	55,263

			55,263

		Food: 0.3%
250		Albertson’s, Inc.	5,170
1,100		Campbell Soup Co.	33,847
150		ConAgra Foods, Inc.	3,474
2,050		General Mills, Inc.	95,919
1,000		H.J. Heinz Co.	35,420
800		Hershey Co.	49,680
1,450		Kellogg Co.	64,438
250	@	Kroger Co.	4,758
650		McCormick & Co., Inc.	21,242
1,600		Safeway, Inc.	36,144
2,650		Sara Lee Corp.	52,497
750		SUPERVALU, Inc.	24,458
1,150		Wm. Wrigley Jr. Co.	79,165

			506,212

		Forest Products and Paper: 0.1%
900		Georgia-Pacific Corp.	28,620
200		International Paper Co.	6,042
550		Louisiana-Pacific Corp.	13,519
700		MeadWestvaco Corp.	19,628
650		Plum Creek Timber Co., Inc.	23,595
500		Temple-Inland, Inc.	18,575

			109,979

See Accompanying Notes to Financial Statements

ING GET Fund — Series T
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.1%
700		KeySpan Corp.	$28,490
1,000		Sempra Energy	41,310

			69,800

		Hand/Machine Tools: 0.1%
490		Black & Decker Corp.	44,027
200		Snap-On, Inc.	6,860
400		Stanley Works	18,216

			69,103

		Healthcare — Products: 1.0%
300		Bausch & Lomb, Inc.	24,900
2,100		Baxter Intl., Inc.	77,910
1,550		Becton Dickinson & Co.	81,329
850		Biomet, Inc.	29,444
2,650	@	Boston Scientific Corp.	71,550
500		C.R. Bard, Inc.	33,255
2,170		Guidant Corp.	146,041
10,850		Johnson & Johnson	705,249
4,200		Medtronic, Inc.	217,518
1,150	@	St. Jude Medical, Inc.	50,152
400	@	Zimmer Holdings, Inc.	30,468

			1,467,816

		Healthcare — Services: 0.7%
1,910		Aetna, Inc.	158,186
1,400		HCA, Inc.	79,338
900	@	Humana, Inc.	35,766
500	@	Laboratory Corp. of America Holdings	24,950
300		Quest Diagnostics, Inc.	15,981
8,670		UnitedHealth Group, Inc.	452,054
3,450	@	WellPoint, Inc.	240,258

			1,006,533

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	26,580
100		Whirlpool Corp.	7,011

			33,591

		Household Products/Wares: 0.2%
150		Avery Dennison Corp.	7,944
590		Clorox Co.	32,875
600		Fortune Brands, Inc.	53,280
1,700		Kimberly-Clark Corp.	106,403

			200,502

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	23,840

			23,840

		Insurance: 1.5%
1,700	@@	ACE Ltd.	76,245
1,800		AFLAC, Inc.	77,904
4,560		Allstate Corp.	272,459
450		AMBAC Financial Group, Inc.	31,392
8,900		American Intl. Group, Inc.	517,089
1,150		Aon Corp.	28,796
1,270		Chubb Corp.	108,725
820		CIGNA Corp.	87,765
266		Cincinnati Financial Corp.	10,523
1,100		Hartford Financial Services Group, Inc.	82,258
500		Jefferson-Pilot Corp.	25,210
800		Lincoln National Corp.	37,536
600		Loews Corp.	46,500
650		MBIA, Inc.	38,552
4,960		MetLife, Inc.	222,901
550		MGIC Investment Corp.	35,871
1,050		Principal Financial Group	43,995
1,150		Progressive Corp.	113,632
3,050		Prudential Financial, Inc.	200,263
830		Safeco Corp.	45,102
2,250		St. Paul Travelers Cos., Inc.	88,943
450		Torchmark Corp.	23,490
1,100		UnumProvident Corp.	20,152
930	@@	XL Capital Ltd.	69,211

			2,304,514

		Internet: 0.2%
2,050	@	eBay, Inc.	67,671
450	@	Monster Worldwide, Inc.	12,906
4,350	@	Symantec Corp.	94,569
4,800	@	Yahoo!, Inc.	166,320

			341,466

		Iron/Steel: 0.1%
950		Nucor Corp.	43,339
750		United States Steel Corp.	25,778

			69,117

		Leisure Time: 0.1%
560		Brunswick Corp.	24,259
1,900		Carnival Corp.	103,645
1,050		Harley-Davidson, Inc.	52,080
750		Sabre Holdings Corp.	14,963

			194,947

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	43,242
1,750		Hilton Hotels Corp.	41,738
740		Marriott Intl., Inc.	50,482
800		Starwood Hotels & Resorts Worldwide, Inc.	46,856

			182,318

		Machinery — Diversified: 0.1%
200		Cummins, Inc.	14,922
850		Deere & Co.	55,667
600		Rockwell Automation, Inc.	29,226

			99,815

		Media: 0.8%
7,700	@	Comcast Corp.	236,390
450		Gannett Co., Inc.	32,009
2,150		McGraw-Hill Cos., Inc.	95,138
150		Meredith Corp.	7,359
500		New York Times Co.	15,575
9,700		News Corp. — Class A	156,946
15,950	@	Time Warner, Inc.	266,524
100		Tribune Co.	3,518
500	@	Univision Communications, Inc.	13,775
5,450		Viacom, Inc.	174,509
7,100		Walt Disney Co.	178,778

			1,180,521

		Mining: 0.0%
600		Freeport-McMoRan Copper & Gold, Inc.	22,464
430		Phelps Dodge Corp.	39,775

			62,239

		Miscellaneous Manufacturing: 1.4%
2,650		3M Co.	191,594
350		Cooper Industries Ltd.	22,365
1,600		Danaher Corp.	83,744
350		Dover Corp.	12,733
980		Eastman Kodak Co.	26,313
650		Eaton Corp.	38,935
36,300		General Electric Co.	1,257,794
5,050		Honeywell Intl., Inc.	184,982
1,050		Illinois Tool Works, Inc.	83,664
700	@@	Ingersoll-Rand Co. Ltd.	49,945
330		ITT Industries, Inc.	32,218
500		Pall Corp.	15,180
See Accompanying Notes to Financial Statements

ING GET Fund — Series T
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
650		Textron, Inc.	$49,303
600	@@	Tyco Intl., Ltd.	17,520

			2,066,290

		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	34,840
3,400	@	Xerox Corp.	46,886

			81,726

		Oil and Gas: 2.6%
200		Amerada Hess Corp.	21,302
700		Anadarko Petroleum Corp.	57,505
1,004		Apache Corp.	64,858
2,200		Burlington Resources, Inc.	121,528
11,450		ChevronTexaco Corp.	640,283
6,000		ConocoPhillips	344,940
2,750		Devon Energy Corp.	139,370
600		EOG Resources, Inc.	34,080
34,800		Exxon Mobil Corp.	1,999,955
400		Kerr-McGee Corp.	30,524
1,550		Marathon Oil Corp.	82,724
100		Noble Corp.	6,151
1,650		Occidental Petroleum Corp.	126,935
400		Sunoco, Inc.	45,472
1,000	@	Transocean, Inc.	53,970
1,200		Unocal Corp.	78,060
1,450		Valero Energy Corp.	114,710

			3,962,367

		Oil and Gas Services: 0.1%
100		BJ Services Co.	5,248
1,300		Halliburton Co.	62,166
50	@	National-Oilwell Varco, Inc.	2,377

			69,791

		Packaging and Containers: 0.0%
600		Ball Corp.	21,576
250	@	Pactiv Corp.	5,395
300	@	Sealed Air Corp.	14,937

			41,908

		Pharmaceuticals: 1.6%
550		Allergan, Inc.	46,882
690		AmerisourceBergen Corp.	47,714
3,250		Bristol-Myers Squibb Co.	81,185
2,910		Cardinal Health, Inc.	167,558
3,080	@	Caremark Rx, Inc.	137,122
400		Eli Lilly & Co.	22,284
500	@	Express Scripts, Inc.	24,990
100	@	Forest Laboratories, Inc.	3,885
1,250	@	Gilead Sciences, Inc.	54,988
650	@	Hospira, Inc.	25,350
1,020	@	King Pharmaceuticals, Inc.	10,628
991	@	Medco Health Solutions, Inc.	52,880
7,400		Merck & Co., Inc.	227,919
42,170		Pfizer, Inc.	1,163,048
8,300		Schering-Plough Corp.	158,198
400	@	Watson Pharmaceuticals, Inc.	11,824
4,600		Wyeth	204,699

			2,441,154

		Pipelines: 0.0%
150		El Paso Corp.	1,728
150		Kinder Morgan, Inc.	12,480
1,800		Williams Cos., Inc.	34,200

			48,408

		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	14,322
1,400		Equity Office Properties Trust	46,340
950		Equity Residential	34,979
300		ProLogis	12,072
750		Simon Property Group, Inc.	54,368

			162,081

		Retail: 1.8%
100	@	Autonation, Inc.	2,052
950	@	Bed Bath & Beyond, Inc.	39,691
1,950		Best Buy Co., Inc.	133,673
1,050		Circuit City Stores, Inc.	18,155
1,700		Costco Wholesale Corp.	76,194
300		CVS Corp.	8,721
850		Darden Restaurants, Inc.	28,033
480		Dillard’s, Inc.	11,242
300		Family Dollar Stores, Inc.	7,830
1,000		Federated Department Stores, Inc.	73,280
2,790		Gap, Inc.	55,103
12,550		Home Depot, Inc.	488,194
1,700		J.C. Penney Co., Inc. Holding Co.	89,386
100	@	Kohl’s Corp.	5,591
150		Limited Brands, Inc.	3,213
1,340		Lowe’s Cos., Inc.	78,015
500		May Department Stores Co.	20,080
4,450		McDonald’s Corp.	123,488
450		Nordstrom, Inc.	30,587
100	@	Office Depot, Inc.	2,284
620	@	Sears Holdings Corp.	92,919
4,265		Staples, Inc.	90,930
1,550	@	Starbucks Corp.	80,073
3,000		Target Corp.	163,229
1,450		TJX Cos., Inc.	35,308
950	@	Toys “R” Us, Inc.	25,156
11,400		Wal-Mart Stores, Inc.	549,479
6,900		Walgreen Co.	317,330
400		Wendy’s Intl., Inc.	19,060
950		Yum! Brands, Inc.	49,476

			2,717,772

		Savings and Loans: 0.1%
1,120		Golden West Financial Corp.	72,106
3,100		Washington Mutual, Inc.	126,139

			198,245

		Semiconductors: 1.0%
1,000	@	Altera Corp.	19,820
1,150		Analog Devices, Inc.	42,907
5,950		Applied Materials, Inc.	96,271
1,000	@	Broadcom Corp.	35,510
1,184	@	Freescale Semiconductor, Inc.	25,077
35,200		Intel Corp.	917,311
650		KLA-Tencor Corp.	28,405
1,050		Linear Technology Corp.	38,525
1,100		Maxim Integrated Products, Inc.	42,031
1,000		National Semiconductor Corp.	22,030
500	@	Novellus Systems, Inc.	12,355
600	@	Nvidia Corp.	16,032
300	@	QLogic Corp.	9,261
5,550		Texas Instruments, Inc.	155,789

			1,461,324

		Software: 1.2%
3,280		Adobe Systems, Inc.	93,874
1,530		Autodesk, Inc.	52,586
2,050		Automatic Data Processing, Inc.	86,039
1,000	@	BMC Software, Inc.	17,950
500	@	Citrix Systems, Inc.	10,830
900		Computer Associates Intl., Inc.	24,732
1,600	@	Compuware Corp.	11,504
1,100	@	Electronic Arts, Inc.	62,271
2,760		First Data Corp.	110,786
600	@	Fiserv, Inc.	25,770
1,050		IMS Health, Inc.	26,009
800	@	Intuit, Inc.	36,088
See Accompanying Notes to Financial Statements

ING GET Fund — Series T
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
350	@	Mercury Interactive Corp.	$13,426
33,650		Microsoft Corp.	835,865
1,100	@	Novell, Inc.	6,820
30,140	@	Oracle Corp.	397,848
1,830	@	Parametric Technology Corp.	11,675
1,620		Siebel Systems, Inc.	14,418
1,400	@	Veritas Software Corp.	34,160

			1,872,651

		Telecommunications: 1.5%
1,100		Alltel Corp.	68,508
3,400		AT&T Corp.	64,736
1,250	@	Avaya, Inc.	10,400
6,100		BellSouth Corp.	162,077
800		CenturyTel, Inc.	27,704
23,900	@	Cisco Systems, Inc.	456,728
1,100		Citizens Communications Co.	14,784
600	@	Comverse Technology, Inc.	14,190
2,400	@	Corning, Inc.	39,888
14,550		Motorola, Inc.	265,682
3,750	@	Nextel Communications, Inc.	121,163
5,750		QUALCOMM, Inc.	189,808
11,000		SBC Communications, Inc.	261,250
850		Scientific-Atlanta, Inc.	28,280
550		Sprint Corp.	13,800
1,900	@	Tellabs, Inc.	16,530
15,650		Verizon Communications, Inc.	540,707

			2,296,235

		Textiles: 0.0%
500		Cintas Corp.	19,300

			19,300

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,632
1,450		Mattel, Inc.	26,535

			43,167

		Transportation: 0.4%
1,400		Burlington Northern Santa Fe Corp.	65,912
1,430		CSX Corp.	61,004
1,150		FedEx Corp.	93,162
1,400		Norfolk Southern Corp.	43,344
1,050		Union Pacific Corp.	68,040
4,000		United Parcel Service, Inc.	276,639

			608,101

		Total Common Stock (Cost $38,005,635)	40,295,103

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.6%
		Federal Home Loan Mortgage Corporation: 16.5%
$27,363,000		3.990%, due 01/15/08	24,810,607

			24,810,607

		Federal National Mortgage Association: 18.1%
30,226,000		4.040%, due 02/15/08	27,283,377

			27,283,377

		Total U.S. Government Agency Obligations (Cost $52,582,552)	52,093,984

U.S. TREASURY OBLIGATIONS: 9.0%
		U.S. Treasury STRIP: 9.0%
14,702,000		3.670%, due 11/15/07	13,493,099

		Total U.S. Treasury Obligations (Cost $13,593,478)	13,493,099

OTHER BONDS: 29.1%
		Sovereign: 29.1%
48,037,000		Turkey Trust, 3.910%, due 11/15/07	43,902,648

		Total Other Bonds (Cost $44,382,429)	43,902,648

		Total Long-Term Investments (Cost $148,564,094)	149,784,834

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
1,047,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $1,047,097 to be received upon repurchase (Collateralized by $1,100,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $1,072,318, due 05/19/08)	1,047,000

		Total Short-Term Investments (Cost $1,047,000)	1,047,000

Total Investments In Securities (Cost $149,611,094)*	100.1%	$150,831,834
Other Assets and Liabilities-Net	(0.1)	(77,601)

Net Assets	100.0%	$150,754,233

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes $150,338,403. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,679,605
Gross Unrealized Depreciation	(2,186,174)

Net Unrealized Appreciation	$493,431

See Accompanying Notes to Financial Statements

ING GET Fund — Series U
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 32.2%
		Advertising: 0.1%
900	@	Interpublic Group of Cos., Inc.	$10,962
1,350		Omnicom Group, Inc.	107,811

			118,773

		Aerospace/ Defense: 0.7%
3,500		Boeing Co.	231,001
1,450		General Dynamics Corp.	158,833
50		Goodrich Corp.	2,048
250		L-3 Communications Holdings, Inc.	19,145
3,320		Lockheed Martin Corp.	215,368
1,689		Northrop Grumman Corp.	93,317
1,900		Raytheon Co.	74,328
900		Rockwell Collins, Inc.	42,912
4,200		United Technologies Corp.	215,670

			1,052,622

		Agriculture: 0.6%
9,300		Altria Group, Inc.	601,338
5,160		Archer-Daniels-Midland Co.	110,321
2,170		Monsanto Co.	136,428
800		Reynolds American, Inc.	63,040
1,150		UST, Inc.	52,509

			963,636

		Apparel: 0.2%
3,150	@	Coach, Inc.	105,746
550		Jones Apparel Group, Inc.	17,072
550		Liz Claiborne, Inc.	21,868
1,940		Nike, Inc.	168,004
300		Reebok Intl., Ltd.	12,549
800		VF Corp.	45,776

			371,015

		Auto Manufacturers: 0.1%
8,670		Ford Motor Co.	88,781
375		PACCAR, Inc.	25,500

			114,281

		Auto Parts and Equipment: 0.1%
1,440	@	Goodyear Tire & Rubber Co.	21,456
1,050		Johnson Controls, Inc.	59,147

			80,603

		Banks: 2.2%
1,500		AmSouth Bancorporation	39,000
33,836		Bank of America Corp.	1,543,259
1,150		BB&T Corp.	45,966
1,000		Comerica, Inc.	57,800
50		Compass Bancshares, Inc.	2,250
250		First Horizon National Corp.	10,550
100		Huntington Bancshares, Inc.	2,414
3,000		KeyCorp	99,450
500		M & T Bank Corp.	52,580
1,100		Marshall & Ilsley Corp.	48,895
850		Mellon Financial Corp.	24,387
2,650		National City Corp.	90,418
2,250		North Fork Bancorporation, Inc.	63,203
850		Northern Trust Corp.	38,752
1,400		PNC Financial Services Group, Inc.	76,244
1,400		State Street Corp.	67,550
1,450		SunTrust Banks, Inc.	104,748
300		The Bank of New York Co., Inc.	8,634
7,650		U.S. Bancorp	223,380
6,657		Wachovia Corp.	330,186
7,000		Wells Fargo & Co.	431,059
500		Zions Bancorporation	36,765

			3,397,490

		Beverages: 1.0%
1,650		Anheuser-Busch Cos., Inc.	75,488
700		Brown-Forman Corp.	42,322
16,150		Coca-Cola Co.	674,262
750		Coca-Cola Enterprises, Inc.	16,508
250		Molson Coors Brewing Co.	15,500
850		Pepsi Bottling Group, Inc.	24,319
11,950		PepsiCo, Inc.	644,463

			1,492,862

		Biotechnology: 0.3%
5,300	@	Amgen, Inc.	320,438
1,250	@	Genzyme Corp.	75,113

			395,551

		Building Materials: 0.1%
800		American Standard Cos., Inc.	33,536
2,250		Masco Corp.	71,460
500		Vulcan Materials Co.	32,495

			137,491

		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	66,330
4,300		Dow Chemical Co.	191,479
4,550		E.I. du Pont de Nemours & Co.	195,695
550		Eastman Chemical Co.	30,333
500		Engelhard Corp.	14,275
600		International Flavors & Fragrances, Inc.	21,732
1,250		PPG Industries, Inc.	78,450
1,450		Praxair, Inc.	67,570
900		Rohm & Haas Co.	41,706
650		Sherwin-Williams Co.	30,609
400		Sigma-Aldrich Corp.	22,416

			760,595

		Commercial Services: 0.3%
4,800		Cendant Corp.	107,375
1,000		Equifax, Inc.	35,710
350		H&R Block, Inc.	20,423
2,250		McKesson Corp.	100,778
1,100		Moody’s Corp.	49,456
2,500		Paychex, Inc.	81,350
See Accompanying Notes to Financial Statements

ING GET Fund — Series U
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
900		R.R. Donnelley & Sons Co.	$31,059
900		Robert Half Intl., Inc.	22,473

			448,624

		Computers: 1.6%
6,750	@	Apple Computer, Inc.	248,468
1,050	@	Computer Sciences Corp.	45,885
20,390	@	Dell, Inc.	805,608
1,050		Electronic Data Systems Corp.	20,213
16,300	@	EMC Corp.	223,473
12,200		Hewlett-Packard Co.	286,821
6,800		International Business Machines Corp.	504,559
550	@	Lexmark Intl., Inc.	35,657
900	@	NCR Corp.	31,608
3,000	@	Network Appliance, Inc.	84,810
27,630	@	Sun Microsystems, Inc.	103,060
1,200	@	Sungard Data Systems, Inc.	42,204
1,900	@	Unisys Corp.	12,027

			2,444,393

		Cosmetics/Personal Care: 0.6%
450		Alberto-Culver Co.	19,499
950		Avon Products, Inc.	35,958
2,450		Colgate-Palmolive Co.	122,280
4,200		Gillette Co.	212,645
11,200		Procter & Gamble Co.	590,799

			981,181

		Distribution/ Wholesale: 0.0%
900		Genuine Parts Co.	36,981
650		W.W. Grainger, Inc.	35,614

			72,595

		Diversified Financial Services: 1.8%
5,350		American Express Co.	284,780
450		Bear Stearns Cos., Inc.	46,773
1,050		Capital One Financial Corp.	84,011
1,150		Charles Schwab Corp.	12,972
1,500		CIT Group, Inc.	64,455
10,950		Citigroup, Inc.	506,218
4,000		Countrywide Financial Corp.	154,440
150	@	E*TRADE Financial Corp.	2,099
4,100		Fannie Mae	239,439
200		Federated Investors, Inc.	6,002
850		Franklin Resources, Inc.	65,433
2,900		Freddie Mac	189,167
1,850		Goldman Sachs Group, Inc.	188,737
1,450		JPMorgan Chase & Co.	51,214
2,260		Lehman Brothers Holdings, Inc.	224,373
500		MBNA Corp.	13,080
3,950		Merrill Lynch & Co., Inc.	217,290
5,050		Morgan Stanley	264,973
2,410	@	Providian Financial Corp.	42,488
1,950		SLM Corp.	99,060
250		T. Rowe Price Group, Inc.	15,650

			2,772,654

		Electric: 1.0%
3,050	@	AES Corp.	49,959
650	@	Allegheny Energy, Inc.	16,393
950		Ameren Corp.	52,535
1,800		American Electric Power Co., Inc.	66,366
1,400		CenterPoint Energy, Inc.	18,494
450		Cinergy Corp.	20,169
1,750	@	CMS Energy Corp.	26,355
1,200		Consolidated Edison, Inc.	56,208
850		Constellation Energy Group, Inc.	49,037
800		Dominion Resources, Inc.	58,712
4,850		Duke Energy Corp.	144,190
1,570		Edison Intl.	63,664
1,150		Entergy Corp.	86,883
1,650		Exelon Corp.	84,695
1,650		FirstEnergy Corp.	79,382
1,900		FPL Group, Inc.	79,914
650		NiSource, Inc.	16,075
1,700		PG&E Corp.	63,818
1,050		PPL Corp.	62,349
250		Progress Energy, Inc.	11,310
1,000		Public Service Enterprise Group, Inc.	60,820
3,600		Southern Co.	124,811
1,100		TECO Energy, Inc.	20,801
1,900		TXU Corp.	157,870
400		Xcel Energy, Inc.	7,808

			1,478,618

		Electrical Components and Equipment: 0.1%
1,750		Emerson Electric Co.	109,603

			109,603

		Electronics: 0.1%
2,000	@	Agilent Technologies, Inc.	46,039
1,200		Applera Corp. — Applied Biosystems Group	23,604
100	@	Fisher Scientific Intl., Inc.	6,490
1,050	@	Jabil Circuit, Inc.	32,267
500		Parker Hannifin Corp.	31,005
550		PerkinElmer, Inc.	10,395
5,350	@	Solectron Corp.	20,277
600		Tektronix, Inc.	13,962
700	@	Thermo Electron Corp.	18,809
250	@	Waters Corp.	9,293

			212,141

		Engineering and Construction: 0.0%
350		Fluor Corp.	20,157

			20,157

		Entertainment: 0.0%
1,400		International Game Technology	39,410

			39,410

		Environmental Control: 0.0%
2,350		Waste Management, Inc.	66,599

			66,599

		Food: 0.4%
400		Albertson’s, Inc.	8,272
1,350		Campbell Soup Co.	41,540
200		ConAgra Foods, Inc.	4,632
2,550		General Mills, Inc.	119,314
1,500		H.J. Heinz Co.	53,130
900		Hershey Co.	55,890
1,750		Kellogg Co.	77,770
300	@	Kroger Co.	5,709
950		McCormick & Co., Inc.	31,046
2,300		Safeway, Inc.	51,957
3,450		Sara Lee Corp.	68,345
800		SUPERVALU, Inc.	26,088
1,400		Wm. Wrigley Jr. Co.	96,376

			640,069

		Forest Products and Paper: 0.1%
1,100		Georgia-Pacific Corp.	34,980
250		International Paper Co.	7,553
700		Louisiana-Pacific Corp.	17,206
400		MeadWestvaco Corp.	11,216
950		Plum Creek Timber Co., Inc.	34,485
700		Temple-Inland, Inc.	26,005

			131,445

See Accompanying Notes to Financial Statements

ING GET Fund — Series U
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.1%
700		KeySpan Corp.	$28,490
1,250		Sempra Energy	51,638

			80,128

		Hand/ Machine Tools: 0.0%
550		Black & Decker Corp.	49,418
200		Snap-On, Inc.	6,860
400		Stanley Works	18,216

			74,494

		Healthcare — Products: 1.2%
400		Bausch & Lomb, Inc.	33,200
2,600		Baxter Intl., Inc.	96,460
2,080		Becton Dickinson & Co.	109,138
1,050		Biomet, Inc.	36,372
3,200	@	Boston Scientific Corp.	86,400
450		C.R. Bard, Inc.	29,930
2,670		Guidant Corp.	179,691
13,500		Johnson & Johnson	877,499
5,100		Medtronic, Inc.	264,128
1,550	@	St. Jude Medical, Inc.	67,596
450	@	Zimmer Holdings, Inc.	34,277

			1,814,691

		Healthcare — Services: 0.8%
2,410		Aetna, Inc.	199,596
1,700		HCA, Inc.	96,339
1,300	@	Humana, Inc.	51,662
600	@	Laboratory Corp. of America Holdings	29,940
400		Quest Diagnostics, Inc.	21,308
10,620		UnitedHealth Group, Inc.	553,727
4,250	@	WellPoint, Inc.	295,970

			1,248,542

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	26,580
150		Whirlpool Corp.	10,517

			37,097

		Household Products/ Wares: 0.2%
50		Avery Dennison Corp.	2,648
700		Clorox Co.	39,004
750		Fortune Brands, Inc.	66,600
2,250		Kimberly-Clark Corp.	140,828

			249,080

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	33,376

			33,376

		Insurance: 1.9%
2,050	@@	ACE Ltd.	91,943
2,100		AFLAC, Inc.	90,888
5,620		Allstate Corp.	335,794
500		AMBAC Financial Group, Inc.	34,880
10,900		American Intl. Group, Inc.	633,289
1,650		Aon Corp.	41,316
1,570		Chubb Corp.	134,408
1,070		CIGNA Corp.	114,522
342		Cincinnati Financial Corp.	13,530
1,350		Hartford Financial Services Group, Inc.	100,953
700		Jefferson-Pilot Corp.	35,294
1,050		Lincoln National Corp.	49,266
750		Loews Corp.	58,125
750		MBIA, Inc.	44,483
6,070		MetLife, Inc.	272,785
800		MGIC Investment Corp.	52,176
1,250		Principal Financial Group	52,375
1,400		Progressive Corp.	138,334
3,730		Prudential Financial, Inc.	244,911
1,040		Safeco Corp.	56,514
2,750		St. Paul Travelers Cos., Inc.	108,708
600		Torchmark Corp.	31,320
1,600		UnumProvident Corp.	29,312
1,140	@@	XL Capital Ltd.	84,839

			2,849,965

		Internet: 0.3%
2,500	@	eBay, Inc.	82,525
5,800	@	Symantec Corp.	126,092
5,500	@	Yahoo!, Inc.	190,575

			399,192

		Iron/Steel: 0.1%
1,150		Nucor Corp.	52,463
800		United States Steel Corp.	27,496

			79,959

		Leisure Time: 0.2%
400		Brunswick Corp.	17,328
2,250		Carnival Corp.	122,738
1,500		Harley-Davidson, Inc.	74,400
900		Sabre Holdings Corp.	17,955

			232,421

		Lodging: 0.2%
750		Harrah’s Entertainment, Inc.	54,053
2,100		Hilton Hotels Corp.	50,085
900		Marriott Intl., Inc.	61,398
1,150		Starwood Hotels & Resorts Worldwide, Inc.	67,355

			232,891

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	18,653
1,000		Deere & Co.	65,489
750		Rockwell Automation, Inc.	36,533

			120,675

		Media: 0.9%
9,400	@	Comcast Corp.	288,580
550		Gannett Co., Inc.	39,122
2,650		McGraw-Hill Cos., Inc.	117,263
150		Meredith Corp.	7,359
600		New York Times Co.	18,690
11,900		News Corp. — Class A	192,542
19,500	@	Time Warner, Inc.	325,844
150		Tribune Co.	5,277
600	@	Univision Communications, Inc.	16,530
6,650		Viacom, Inc.	212,933
8,700		Walt Disney Co.	219,066

			1,443,206

		Mining: 0.0%
750		Freeport-McMoRan Copper & Gold, Inc.	28,080
490		Phelps Dodge Corp.	45,325

			73,405

		Miscellaneous Manufacturing: 1.6%
3,250		3M Co.	234,974
400		Cooper Industries Ltd.	25,560
1,950		Danaher Corp.	102,063
850		Dover Corp.	30,923
1,530		Eastman Kodak Co.	41,081
650		Eaton Corp.	38,935
44,600		General Electric Co.	1,545,389
6,100		Honeywell Intl., Inc.	223,443
1,150		Illinois Tool Works, Inc.	91,632
850	@@	Ingersoll-Rand Co. Ltd.	60,648
500		ITT Industries, Inc.	48,815
250		Pall Corp.	7,590
See Accompanying Notes to Financial Statements

ING GET Fund — Series U
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
800		Textron, Inc.	$60,680
750	@@	Tyco Intl., Ltd.	21,900

			2,533,633

		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	41,373
4,850	@	Xerox Corp.	66,881

			108,254

		Oil and Gas: 3.1%
250		Amerada Hess Corp.	26,628
850		Anadarko Petroleum Corp.	69,828
990		Apache Corp.	63,954
2,700		Burlington Resources, Inc.	149,148
14,100		ChevronTexaco Corp.	788,471
7,400		ConocoPhillips	425,425
3,400		Devon Energy Corp.	172,311
900		EOG Resources, Inc.	51,120
42,750		Exxon Mobil Corp.	2,456,842
550		Kerr-McGee Corp.	41,971
1,900		Marathon Oil Corp.	101,403
100		Noble Corp.	6,151
2,110		Occidental Petroleum Corp.	162,322
500		Sunoco, Inc.	56,840
1,000	@	Transocean, Inc.	53,970
1,450		Unocal Corp.	94,323
1,750		Valero Energy Corp.	138,443

			4,859,150

		Oil and Gas Services: 0.1%
150		BJ Services Co.	7,872
1,550		Halliburton Co.	74,121
50	@	National-Oilwell Varco, Inc.	2,377

			84,370

		Packaging and Containers: 0.0%
600		Ball Corp.	21,576
750	@	Pactiv Corp.	16,185
350	@	Sealed Air Corp.	17,427

			55,188

		Pharmaceuticals: 2.0%
600		Allergan, Inc.	51,144
850		AmerisourceBergen Corp.	58,778
4,000		Bristol-Myers Squibb Co.	99,920
3,580		Cardinal Health, Inc.	206,136
3,800	@	Caremark Rx, Inc.	169,176
450		Eli Lilly & Co.	25,070
600	@	Express Scripts, Inc.	29,988
150	@	Forest Laboratories, Inc.	5,828
1,850	@	Gilead Sciences, Inc.	81,382
900	@	Hospira, Inc.	35,100
450	@	King Pharmaceuticals, Inc.	4,689
1,146	@	Medco Health Solutions, Inc.	61,151
9,100		Merck & Co., Inc.	280,279
51,830		Pfizer, Inc.	1,429,470
10,250		Schering-Plough Corp.	195,365
500	@	Watson Pharmaceuticals, Inc.	14,780
5,650		Wyeth	251,424

			2,999,680

		Pipelines: 0.0%
1,000		El Paso Corp.	11,520
150		Kinder Morgan, Inc.	12,480
1,950		Williams Cos., Inc.	37,050

			61,050

		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	18,414
1,700		Equity Office Properties Trust	56,270
1,200		Equity Residential	44,184
400		ProLogis	16,096
900		Simon Property Group, Inc.	65,241

			200,205

		Retail: 2.2%
100	@	Autonation, Inc.	2,052
1,450	@	Bed Bath & Beyond, Inc.	60,581
2,460		Best Buy Co., Inc.	168,633
1,350		Circuit City Stores, Inc.	23,342
1,950		Costco Wholesale Corp.	87,399
300		CVS Corp.	8,721
1,050		Darden Restaurants, Inc.	34,629
560		Dillard’s, Inc.	13,115
350		Family Dollar Stores, Inc.	9,135
1,250		Federated Department Stores, Inc.	91,600
3,450		Gap, Inc.	68,138
15,450		Home Depot, Inc.	601,004
2,150		J.C. Penney Co., Inc. Holding Co.	113,047
150	@	Kohl’s Corp.	8,387
150		Limited Brands, Inc.	3,213
1,670		Lowe’s Cos., Inc.	97,227
100		May Department Stores Co.	4,016
5,450		McDonald’s Corp.	151,238
550		Nordstrom, Inc.	37,384
150	@	Office Depot, Inc.	3,426
860	@	Sears Holdings Corp.	128,888
5,220		Staples, Inc.	111,290
1,850	@	Starbucks Corp.	95,571
3,700		Target Corp.	201,317
2,050		TJX Cos., Inc.	49,918
1,550	@	Toys “R” Us, Inc.	41,044
13,850		Wal-Mart Stores, Inc.	667,569
8,450		Walgreen Co.	388,615
500		Wendy’s Intl., Inc.	23,825
1,200		Yum! Brands, Inc.	62,496

			3,356,820

		Savings and Loans: 0.1%
1,200		Golden West Financial Corp.	77,256
3,700		Washington Mutual, Inc.	150,553

			227,809

		Semiconductors: 1.2%
2,000	@	Altera Corp.	39,640
1,550		Analog Devices, Inc.	57,831
7,050		Applied Materials, Inc.	114,068
1,200	@	Broadcom Corp.	42,612
1,472	@	Freescale Semiconductor, Inc.	31,177
43,250		Intel Corp.	1,127,094
800		KLA-Tencor Corp.	34,960
1,550		Linear Technology Corp.	56,870
1,350		Maxim Integrated Products, Inc.	51,584
1,850		National Semiconductor Corp.	40,756
700	@	Novellus Systems, Inc.	17,297
850	@	Nvidia Corp.	22,712
450	@	QLogic Corp.	13,892
7,250		Texas Instruments, Inc.	203,507

			1,854,000

		Software: 1.5%
3,980		Adobe Systems, Inc.	113,908
1,800		Autodesk, Inc.	61,866
2,450		Automatic Data Processing, Inc.	102,827
1,550	@	BMC Software, Inc.	27,823
700	@	Citrix Systems, Inc.	15,162
1,150		Computer Associates Intl., Inc.	31,602
2,800	@	Compuware Corp.	20,132
1,300	@	Electronic Arts, Inc.	73,593
3,333		First Data Corp.	133,787
1,000	@	Fiserv, Inc.	42,950
1,100		IMS Health, Inc.	27,247
1,300	@	Intuit, Inc.	58,643
See Accompanying Notes to Financial Statements

ING GET Fund — Series U
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
450	@	Mercury Interactive Corp.	$17,262
41,900		Microsoft Corp.	1,040,795
2,450	@	Novell, Inc.	15,190
37,060	@	Oracle Corp.	489,191
150	@	Parametric Technology Corp.	957
1,950		Siebel Systems, Inc.	17,355
1,850	@	Veritas Software Corp.	45,140

			2,335,430

		Telecommunications: 1.8%
1,350		Alltel Corp.	84,078
3,250		AT&T Corp.	61,880
2,800	@	Avaya, Inc.	23,296
7,500		BellSouth Corp.	199,275
900		CenturyTel, Inc.	31,167
28,850	@	Cisco Systems, Inc.	551,323
1,100		Citizens Communications Co.	14,784
850	@	Comverse Technology, Inc.	20,103
3,000	@	Corning, Inc.	49,860
16,700		Motorola, Inc.	304,942
4,600	@	Nextel Communications, Inc.	148,626
6,950		QUALCOMM, Inc.	229,420
13,500		SBC Communications, Inc.	320,624
1,240		Scientific-Atlanta, Inc.	41,255
700		Sprint Corp.	17,563
2,300	@	Tellabs, Inc.	20,010
19,250		Verizon Communications, Inc.	665,087

			2,783,293

		Textiles: 0.0%
650		Cintas Corp.	25,090

			25,090

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	24,948
850		Mattel, Inc.	15,555

			40,503

		Transportation: 0.5%
1,900		Burlington Northern Santa Fe Corp.	89,452
1,780		CSX Corp.	75,935
1,400		FedEx Corp.	113,414
1,700		Norfolk Southern Corp.	52,632
1,250		Union Pacific Corp.	81,000
4,700		United Parcel Service, Inc.	325,052

			737,485

		Total Common Stock (Cost $46,431,046)	49,533,490

CORPORATE BONDS/NOTES: 6.5%
		Diversified Financial Services: 6.5%
$10,000,000		General Electric Capital Corp., 4.250%, due 01/15/08	10,044,600

		Total Corporate Bonds/Notes (Cost $10,216,476)	10,044,600

U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.8%
		Federal National Mortgage Association: 26.3%
7,340,000		4.070%, due 05/15/08	6,560,338
38,000,000		4.120%, due 05/15/08	33,925,450

			40,485,788

		Other U.S. Agency Obligations: 17.5%
30,065,000		FICO STRIP, 4.010%, due 06/06/08	26,859,891

			26,859,891

		Total U.S. Government Agency Obligations (Cost $69,093,693)	67,345,679

U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury STRIP: 7.2%
12,211,000		3.720%, due 02/15/08	11,108,896

		Total U.S. Treasury Obligations (Cost $11,141,161)	11,108,896

OTHER BONDS: 9.4%
		Sovereign: 9.4%
5,498,000		Israel Trust, 3.870%, due 02/15/08	4,983,514
10,429,000		Israel Trust, 3.900%, due 03/15/08	9,420,328

		Total Other Bonds (Cost $14,791,993)	14,403,842

		Total Long-Term Investments (Cost $151,674,369)	152,436,507

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,259,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $1,259,117 to be received upon repurchase (Collateralized by $1,320,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $1,286,781, due 05/19/08)	1,259,000

		Total Short-Term Investments (Cost $1,259,000)	1,259,000

Total Investments In Securities (Cost $152,933,369)*	99.9%	$153,695,507
Other Assets and Liabilities-Net	0.1	131,821

Net Assets	100.0%	$153,827,328

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $153,768,107. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,171,254
Gross Unrealized Depreciation	(3,738,854)

Net Unrealized Appreciation	$(567,600)

See Accompanying Notes to Financial Statements

ING GET Fund — Series V
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 13.3%
		Advertising: 0.0%
1,050	@	Interpublic Group of Cos., Inc.	$12,789
950		Omnicom Group, Inc.	75,867

			88,656

		Aerospace/Defense: 0.3%
2,350		Boeing Co.	155,099
950		General Dynamics Corp.	104,063
50		Goodrich Corp.	2,048
150		L-3 Communications Holdings, Inc.	11,487
2,240		Lockheed Martin Corp.	145,309
1,154		Northrop Grumman Corp.	63,759
1,300		Raytheon Co.	50,856
550		Rockwell Collins, Inc.	26,224
2,900		United Technologies Corp.	148,915

			707,760

		Agriculture: 0.3%
6,300		Altria Group, Inc.	407,359
3,530		Archer-Daniels-Midland Co.	75,471
1,490		Monsanto Co.	93,676
550		Reynolds American, Inc.	43,340
800		UST, Inc.	36,528

			656,374

		Apparel: 0.1%
1,900	@	Coach, Inc.	63,783
450		Jones Apparel Group, Inc.	13,968
550		Liz Claiborne, Inc.	21,868
1,300		Nike, Inc.	112,580
300		Reebok Intl., Ltd.	12,549
540		VF Corp.	30,899

			255,647

		Auto Manufacturers: 0.0%
5,950		Ford Motor Co.	60,928
225		PACCAR, Inc.	15,300

			76,228

		Auto Parts and Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	14,453
550		Johnson Controls, Inc.	30,982

			45,435

		Banks: 0.9%
1,150		AmSouth Bancorporation	29,900
22,920		Bank of America Corp.	1,045,380
800		BB&T Corp.	31,976
850		Comerica, Inc.	49,130
50		Compass Bancshares, Inc.	2,250
200		First Horizon National Corp.	8,440
200		Huntington Bancshares, Inc.	4,828
2,000		KeyCorp	66,300
300		M & T Bank Corp.	31,548
750		Marshall & Ilsley Corp.	33,338
600		Mellon Financial Corp.	17,214
1,800		National City Corp.	61,416
1,250		North Fork Bancorporation, Inc.	35,113
600		Northern Trust Corp.	27,354
850		PNC Financial Services Group, Inc.	46,291
950		State Street Corp.	45,838
1,000		SunTrust Banks, Inc.	72,240
200		The Bank of New York Co., Inc.	5,756
5,200		U.S. Bancorp	151,840
4,518		Wachovia Corp.	224,093
4,750		Wells Fargo & Co.	292,504
300		Zions Bancorporation	22,059

			2,304,808

		Beverages: 0.4%
1,100		Anheuser-Busch Cos., Inc.	50,325
500		Brown-Forman Corp.	30,230
10,950		Coca-Cola Co.	457,162
500		Coca-Cola Enterprises, Inc.	11,005
100		Molson Coors Brewing Co.	6,200
550		Pepsi Bottling Group, Inc.	15,736
8,100		PepsiCo, Inc.	436,833

			1,007,491

		Biotechnology: 0.1%
3,650	@	Amgen, Inc.	220,679
700	@	Genzyme Corp.	42,063
150	@	Millipore Corp.	8,510

			271,252

		Building Materials: 0.0%
550		American Standard Cos., Inc.	23,056
1,300		Masco Corp.	41,288
400		Vulcan Materials Co.	25,996

			90,340

		Chemicals: 0.2%
700		Air Products & Chemicals, Inc.	42,210
2,950		Dow Chemical Co.	131,364
3,200		E.I. du Pont de Nemours & Co.	137,632
200		Eastman Chemical Co.	11,030
200		Engelhard Corp.	5,710
300		International Flavors & Fragrances, Inc.	10,866
900		PPG Industries, Inc.	56,484
950		Praxair, Inc.	44,270
600		Rohm & Haas Co.	27,804
500		Sherwin-Williams Co.	23,545
250		Sigma-Aldrich Corp.	14,010

			504,925

		Commercial Services: 0.1%
3,250		Cendant Corp.	72,703
700		Equifax, Inc.	24,997
250		H&R Block, Inc.	14,588
1,690		McKesson Corp.	75,694
800		Moody’s Corp.	35,968
See Accompanying Notes to Financial Statements

ING GET Fund — Series V
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,700		Paychex, Inc.	$55,318
700		R.R. Donnelley & Sons Co.	24,157
550		Robert Half Intl., Inc.	13,734

			317,159

		Computers: 0.7%
200	@	Affiliated Computer Services, Inc.	10,220
4,580	@	Apple Computer, Inc.	168,589
550	@	Computer Sciences Corp.	24,035
13,760	@	Dell, Inc.	543,657
750		Electronic Data Systems Corp.	14,438
11,850	@	EMC Corp.	162,464
8,000		Hewlett-Packard Co.	188,079
4,650		International Business Machines Corp.	345,029
350	@	Lexmark Intl., Inc.	22,691
700	@	NCR Corp.	24,584
1,900	@	Network Appliance, Inc.	53,713
18,870	@	Sun Microsystems, Inc.	70,385
750	@	Sungard Data Systems, Inc.	26,378
1,050	@	Unisys Corp.	6,647

			1,660,909

		Cosmetics/Personal Care: 0.3%
250		Alberto-Culver Co.	10,833
650		Avon Products, Inc.	24,603
1,600		Colgate-Palmolive Co.	79,856
2,900		Gillette Co.	146,827
7,750		Procter & Gamble Co.	408,812

			670,931

		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	22,599
250		W.W. Grainger, Inc.	13,698

			36,297

		Diversified Financial Services: 0.8%
3,650		American Express Co.	194,289
300		Bear Stearns Cos., Inc.	31,182
700		Capital One Financial Corp.	56,007
1,600		Charles Schwab Corp.	18,048
850		CIT Group, Inc.	36,525
7,450		Citigroup, Inc.	344,413
2,698		Countrywide Financial Corp.	104,170
100	@	E*TRADE Financial Corp.	1,399
2,850		Fannie Mae	166,440
150		Federated Investors, Inc.	4,502
550		Franklin Resources, Inc.	42,339
2,000		Freddie Mac	130,460
1,250		Goldman Sachs Group, Inc.	127,525
1,000		JPMorgan Chase & Co.	35,320
1,530		Lehman Brothers Holdings, Inc.	151,898
350		MBNA Corp.	9,156
2,750		Merrill Lynch & Co., Inc.	151,278
3,400		Morgan Stanley	178,397
1,200	@	Providian Financial Corp.	21,156
1,200		SLM Corp.	60,960
200		T. Rowe Price Group, Inc.	12,520

			1,877,984

		Electric: 0.4%
2,530	@	AES Corp.	41,441
450	@	Allegheny Energy, Inc.	11,349
650		Ameren Corp.	35,945
1,050		American Electric Power Co., Inc.	38,714
850		CenterPoint Energy, Inc.	11,229
300		Cinergy Corp.	13,446
1,190	@	CMS Energy Corp.	17,921
700		Consolidated Edison, Inc.	32,788
700		Constellation Energy Group, Inc.	40,383
550		Dominion Resources, Inc.	40,365
3,350		Duke Energy Corp.	99,595
1,150		Edison Intl	46,633
700		Entergy Corp.	52,885
1,100		Exelon Corp.	56,462
950		FirstEnergy Corp.	45,705
1,300		FPL Group, Inc.	54,678
450		NiSource, Inc.	11,129
1,200		PG&E Corp.	45,048
700		PPL Corp.	41,566
200		Progress Energy, Inc.	9,048
700		Public Service Enterprise Group, Inc.	42,574
2,450		Southern Co.	84,941
650		TECO Energy, Inc.	12,292
1,300		TXU Corp.	108,016
300		Xcel Energy, Inc.	5,856

			1,000,009

		Electrical Components and Equipment: 0.0%
1,150		Emerson Electric Co.	72,025

			72,025

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	28,774
650		Applera Corp. — Applied Biosystems Group	12,786
100	@	Fisher Scientific Intl., Inc.	6,490
800	@	Jabil Circuit, Inc.	24,583
350		Parker Hannifin Corp.	21,704
550		PerkinElmer, Inc.	10,395
3,050	@	Solectron Corp.	11,560
350		Tektronix, Inc.	8,145
700	@	Thermo Electron Corp.	18,809
350	@	Waters Corp.	13,010

			156,256

		Engineering and Construction: 0.0%
250		Fluor Corp.	14,398

			14,398

		Entertainment: 0.0%
950		International Game Technology	26,743

			26,743

		Environmental Control: 0.0%
1,600		Waste Management, Inc.	45,344

			45,344

		Food: 0.2%
300		Albertson’s, Inc.	6,204
950		Campbell Soup Co.	29,232
150		ConAgra Foods, Inc.	3,474
1,700		General Mills, Inc.	79,542
950		H.J. Heinz Co.	33,649
700		Hershey Co.	43,470
1,050		Kellogg Co.	46,662
200	@	Kroger Co.	3,806
550		McCormick & Co., Inc.	17,974
1,350		Safeway, Inc.	30,497
2,000		Sara Lee Corp.	39,620
650		SUPERVALU, Inc.	21,197
950		Wm. Wrigley Jr. Co.	65,398

			420,725

		Forest Products and Paper: 0.1%
750		Georgia-Pacific Corp.	23,850
150		International Paper Co.	4,532
600		Louisiana-Pacific Corp.	14,748
700		MeadWestvaco Corp.	19,628
550		Plum Creek Timber Co., Inc.	19,965
600		Temple-Inland, Inc.	22,290

			105,013

See Accompanying Notes to Financial Statements

ING GET Fund — Series V
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
550		KeySpan Corp.	$22,385
850		Sempra Energy	35,114

			57,499

		Hand/Machine Tools: 0.0%
430		Black & Decker Corp.	38,636
200		Snap-On, Inc.	6,860
250		Stanley Works	11,385

			56,881

		Healthcare — Products: 0.5%
250		Bausch & Lomb, Inc.	20,750
1,750		Baxter Intl., Inc.	64,925
1,190		Becton Dickinson & Co.	62,439
650		Biomet, Inc.	22,516
2,450	@	Boston Scientific Corp.	66,150
350		C.R. Bard, Inc.	23,279
1,790		Guidant Corp.	120,467
9,050		Johnson & Johnson	588,249
3,450		Medtronic, Inc.	178,676
1,200	@	St. Jude Medical, Inc.	52,332
300	@	Zimmer Holdings, Inc.	22,851

			1,222,634

		Healthcare — Services: 0.3%
1,630		Aetna, Inc.	134,997
1,150		HCA, Inc.	65,171
800	@	Humana, Inc.	31,792
550	@	Laboratory Corp. of America Holdings	27,445
300		Quest Diagnostics, Inc.	15,981
7,180		UnitedHealth Group, Inc.	374,364
2,850	@	WellPoint, Inc.	198,474

			848,224

		Home Furnishings: 0.0%
700		Leggett & Platt, Inc.	18,606
100		Whirlpool Corp.	7,011

			25,617

		Household Products/Wares: 0.0%
450		Clorox Co.	25,074
450		Fortune Brands, Inc.	39,960
1,400		Kimberly-Clark Corp.	87,626

			152,660

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	20,264

			20,264

		Insurance: 0.8%
1,400	@@	ACE Ltd.	62,790
1,400		AFLAC, Inc.	60,592
3,810		Allstate Corp.	227,647
400		AMBAC Financial Group, Inc.	27,904
7,400		American Intl. Group, Inc.	429,939
900		Aon Corp.	22,536
1,070		Chubb Corp.	91,603
700		CIGNA Corp.	74,921
243		Cincinnati Financial Corp.	9,613
950		Hartford Financial Services Group, Inc.	71,041
550		Jefferson-Pilot Corp.	27,731
700		Lincoln National Corp.	32,844
500		Loews Corp.	38,750
400		MBIA, Inc.	23,724
4,130		MetLife, Inc.	185,602
530		MGIC Investment Corp.	34,567
850		Principal Financial Group	35,615
930		Progressive Corp.	91,893
2,550		Prudential Financial, Inc.	167,433
650		Safeco Corp.	35,321
1,850		St. Paul Travelers Cos., Inc.	73,131
450		Torchmark Corp.	23,490
900		UnumProvident Corp.	16,488
700	@@	XL Capital Ltd.	52,094

			1,917,269

		Internet: 0.1%
1,700	@	eBay, Inc.	56,117
500	@	Monster Worldwide, Inc.	14,340
3,970	@	Symantec Corp.	86,308
3,800	@	Yahoo!, Inc.	131,670

			288,435

		Iron/Steel: 0.0%
800		Nucor Corp.	36,496
620		United States Steel Corp.	21,309

			57,805

		Leisure Time: 0.1%
300		Brunswick Corp.	12,996
1,550		Carnival Corp.	84,552
850		Harley-Davidson, Inc.	42,160
450		Sabre Holdings Corp.	8,978

			148,686

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	28,828
1,000		Hilton Hotels Corp.	23,850
630		Marriott Intl., Inc.	42,978
650		Starwood Hotels & Resorts Worldwide, Inc.	38,071

			133,727

		Machinery — Diversified: 0.0%
200		Cummins, Inc.	14,922
700		Deere & Co.	45,843
500		Rockwell Automation, Inc.	24,355

			85,120

		Media: 0.4%
6,400	@	Comcast Corp.	196,480
350		Gannett Co., Inc.	24,896
1,800		McGraw-Hill Cos., Inc.	79,650
200		Meredith Corp.	9,812
100		New York Times Co.	3,115
8,050		News Corp. — Class A	130,249
13,250	@	Time Warner, Inc.	221,407
100		Tribune Co.	3,518
400	@	Univision Communications, Inc.	11,020
4,500		Viacom, Inc.	144,090
5,900		Walt Disney Co.	148,562

			972,799

		Mining: 0.0%
500		Freeport-McMoRan Copper & Gold, Inc.	18,720
350		Phelps Dodge Corp.	32,375

			51,095

		Miscellaneous Manufacturing: 0.7%
2,200		3M Co.	159,060
250		Cooper Industries Ltd.	15,975
1,350		Danaher Corp.	70,659
600		Dover Corp.	21,828
1,000		Eastman Kodak Co.	26,850
600		Eaton Corp.	35,940
30,200		General Electric Co.	1,046,429
4,200		Honeywell Intl., Inc.	153,846
850		Illinois Tool Works, Inc.	67,728
500	@@	Ingersoll-Rand Co. Ltd.	35,675
250		ITT Industries, Inc.	24,408
200		Pall Corp.	6,072
See Accompanying Notes to Financial Statements

ING GET Fund — Series V
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
400		Textron, Inc.	$30,340
500	@@	Tyco Intl., Ltd.	14,600

			1,709,410

		Office/Business Equipment: 0.0%
800		Pitney Bowes, Inc.	34,840
2,750	@	Xerox Corp.	37,923

			72,763

		Oil and Gas: 1.3%
300		Amerada Hess Corp.	31,953
550		Anadarko Petroleum Corp.	45,183
700		Apache Corp.	45,220
1,850		Burlington Resources, Inc.	102,194
9,550		ChevronTexaco Corp.	534,035
5,000		ConocoPhillips	287,449
2,300		Devon Energy Corp.	116,564
600		EOG Resources, Inc.	34,080
28,950		Exxon Mobil Corp.	1,663,756
350		Kerr-McGee Corp.	26,709
1,300		Marathon Oil Corp.	69,381
100		Noble Corp.	6,151
1,350		Occidental Petroleum Corp.	103,856
350		Sunoco, Inc.	39,788
800	@	Transocean, Inc.	43,176
850		Unocal Corp.	55,293
1,200		Valero Energy Corp.	94,932

			3,299,720

		Oil and Gas Services: 0.0%
100		BJ Services Co.	5,248
1,200		Halliburton Co.	57,384
50	@	National-Oilwell Varco, Inc.	2,377

			65,009

		Packaging and Containers: 0.0%
350		Ball Corp.	12,586
200	@	Pactiv Corp.	4,316
250	@	Sealed Air Corp.	12,448

			29,350

		Pharmaceuticals: 0.8%
500		Allergan, Inc.	42,620
500		AmerisourceBergen Corp.	34,575
2,700		Bristol-Myers Squibb Co.	67,446
2,420		Cardinal Health, Inc.	139,344
2,570	@	Caremark Rx, Inc.	114,416
300		Eli Lilly & Co.	16,713
400	@	Express Scripts, Inc.	19,992
100	@	Forest Laboratories, Inc.	3,885
1,200	@	Gilead Sciences, Inc.	52,788
600	@	Hospira, Inc.	23,400
700	@	King Pharmaceuticals, Inc.	7,294
808	@	Medco Health Solutions, Inc.	43,115
6,150		Merck & Co., Inc.	189,420
35,100		Pfizer, Inc.	968,057
6,950		Schering-Plough Corp.	132,467
350	@	Watson Pharmaceuticals, Inc.	10,346
3,750		Wyeth	166,875

			2,032,753

		Pipelines: 0.0%
700		El Paso Corp.	8,064
250		Kinder Morgan, Inc.	20,800
1,250		Williams Cos., Inc.	23,750

			52,614

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	16,368
1,150		Equity Office Properties Trust	38,065
800		Equity Residential	29,456
250		ProLogis	10,060
600		Simon Property Group, Inc.	43,494

			137,443

		Retail: 0.9%
50	@	Autonation, Inc.	1,026
850	@	Bed Bath & Beyond, Inc.	35,513
1,600		Best Buy Co., Inc.	109,680
800		Circuit City Stores, Inc.	13,832
1,400		Costco Wholesale Corp.	62,748
200		CVS Corp.	5,814
750		Darden Restaurants, Inc.	24,735
390		Dillard’s, Inc.	9,134
250		Family Dollar Stores, Inc.	6,525
850		Federated Department Stores, Inc.	62,288
2,350		Gap, Inc.	46,413
10,450		Home Depot, Inc.	406,504
1,300		J.C. Penney Co., Inc. Holding Co.	68,354
100	@	Kohl’s Corp.	5,591
100		Limited Brands, Inc.	2,142
1,100		Lowe’s Cos., Inc.	64,042
100		May Department Stores Co.	4,016
3,700		McDonald’s Corp.	102,675
500		Nordstrom, Inc.	33,985
100	@	Office Depot, Inc.	2,284
530	@	Sears Holdings Corp.	79,431
3,750		Staples, Inc.	79,950
1,250	@	Starbucks Corp.	64,575
2,500		Target Corp.	136,025
1,400		TJX Cos., Inc.	34,090
700	@	Toys “R” Us, Inc.	18,536
9,450		Wal-Mart Stores, Inc.	455,489
5,730		Walgreen Co.	263,523
350		Wendy’s Intl., Inc.	16,678
800		Yum! Brands, Inc.	41,664

			2,257,262

		Savings and Loans: 0.1%
800		Golden West Financial Corp.	51,504
2,450		Washington Mutual, Inc.	99,691

			151,195

		Semiconductors: 0.5%
1,350	@	Altera Corp.	26,757
1,150		Analog Devices, Inc.	42,907
4,900		Applied Materials, Inc.	79,282
850	@	Broadcom Corp.	30,184
1,013	@	Freescale Semiconductor, Inc.	21,455
29,300		Intel Corp.	763,557
550		KLA-Tencor Corp.	24,035
900		Linear Technology Corp.	33,021
900		Maxim Integrated Products, Inc.	34,389
1,150		National Semiconductor Corp.	25,335
50	@	Novellus Systems, Inc.	1,236
250	@	Nvidia Corp.	6,680
350	@	QLogic Corp.	10,805
4,600		Texas Instruments, Inc.	129,121

			1,228,764

		Software: 0.6%
2,720		Adobe Systems, Inc.	77,846
1,270		Autodesk, Inc.	43,650
1,550		Automatic Data Processing, Inc.	65,054
900	@	BMC Software, Inc.	16,155
700	@	Citrix Systems, Inc.	15,162
750		Computer Associates Intl., Inc.	20,610
1,550	@	Compuware Corp.	11,145
950	@	Electronic Arts, Inc.	53,780
2,272		First Data Corp.	91,197
700	@	Fiserv, Inc.	30,065
650		IMS Health, Inc.	16,101
900	@	Intuit, Inc.	40,599
See Accompanying Notes to Financial Statements

ING GET Fund — Series V
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
350	@	Mercury Interactive Corp.	$13,426
28,000		Microsoft Corp.	695,519
950	@	Novell, Inc.	5,890
25,100	@	Oracle Corp.	331,319
1,510	@	Parametric Technology Corp.	9,634
1,700		Siebel Systems, Inc.	15,130
1,500	@	Veritas Software Corp.	36,600

			1,588,882

		Telecommunications: 0.8%
900		Alltel Corp.	56,052
2,850		AT&T Corp.	54,264
1,200	@	Avaya, Inc.	9,984
5,050		BellSouth Corp.	134,179
600		CenturyTel, Inc.	20,778
19,900	@	Cisco Systems, Inc.	380,288
900		Citizens Communications Co.	12,096
650	@	Comverse Technology, Inc.	15,373
2,000	@	Corning, Inc.	33,240
12,100		Motorola, Inc.	220,945
3,100	@	Nextel Communications, Inc.	100,161
4,600		QUALCOMM, Inc.	151,846
9,150		SBC Communications, Inc.	217,312
650		Scientific-Atlanta, Inc.	21,626
450		Sprint Corp.	11,291
1,400	@	Tellabs, Inc.	12,180
13,050		Verizon Communications, Inc.	450,877

			1,902,492

		Textiles: 0.0%
600		Cintas Corp.	23,160

			23,160

		Toys/Games/Hobbies: 0.0%
650		Hasbro, Inc.	13,514
1,200		Mattel, Inc.	21,960

			35,474

		Transportation: 0.2%
1,100		Burlington Northern Santa Fe Corp.	51,788
1,200		CSX Corp.	51,192
950		FedEx Corp.	76,960
1,400		Norfolk Southern Corp.	43,344
700		Union Pacific Corp.	45,360
3,300		United Parcel Service, Inc.	228,228

			496,872

		Total Common Stock (Cost $31,477,407)	33,534,587

U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.5%
		Federal Home Loan Mortgage Corporation: 29.8%
$80,000,000		4.000%, due 10/15/08	70,301,519
5,375,000		4.070%, due 07/15/08	4,774,736

			75,076,255

		Federal National Mortgage Association: 22.6%
64,000,000		4.120%, due 05/15/08	57,137,600

			57,137,600

		Other U.S. Agency Obligations: 28.1%
14,205,000		FICO STRIP, 4.010%, due 06/27/08	12,662,919
5,763,000		FICO STRIP, 4.050%, due 10/06/08	5,080,234
55,000,000		Resolution Funding Corp. Interest STRIP, 3.780%, due 07/15/08	49,254,866
4,604,000		Tennessee Valley Authority, 4.140%, due 07/15/08	4,082,703

			71,080,722

		Total U.S. Government Agency Obligations (Cost $213,076,251)	203,294,577

U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury STRIP: 5.7%
16,099,000		3.710%, due 05/15/08	14,498,132

		Total U.S. Treasury Obligations (Cost $14,425,750)	14,498,132

		Total Long-Term Investments (Cost $258,979,408)	251,327,296

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
1,451,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350% due 07/01/05, $1,451,135 to be received upon repurchase (Collateralized by $1,550,000 Federal Home Loan Mortgage Corporation, 3.560%, Market Value plus accrued interest $1,544,913, due 04/25/08)	1,451,000

		Total Short-Term Investments (Cost $1,451,000)	1,451,000

Total Investments In Securities (Cost $260,430,408)*	100.1%	$252,778,296
Other Assets and Liabilities- Net	(0.1)	(166,842)

Net Assets	100.0%	$252,611,454

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $261,034,238. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,489,379
Gross Unrealized Depreciation	(10,745,321)

Net Unrealized Depreciation	$(8,255,942)

See Accompanying Notes to Financial Statements

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
Distributor
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180
Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141
Custodian
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746
Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AGET (0605-081505)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	the officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	August 25, 2005